UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07705

Virtus Asset Trust

(Exact name of registrant as specified in charter)

101 Munson Street

Greenfield, MA 01301-9668

(Address of principal executive offices) (Zip code)

Jennifer Fromm, Esq.

Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

One Financial Plaza

Hartford, CT 06103-2608

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 243-1574

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

(b) Not applicable.

SEMIANNUAL REPORT
VIRTUS ASSET TRUST

June 30, 2023
Virtus Seix Core Bond Fund
Virtus Seix Corporate Bond Fund
Virtus Seix Floating Rate High Income Fund
Virtus Seix High Grade Municipal Bond Fund*
Virtus Seix High Income Fund
Virtus Seix High Yield Fund
Virtus Seix Investment Grade Tax-Exempt Bond Fund*
Virtus Seix Total Return Bond Fund
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund
Virtus Seix Ultra-Short Bond Fund
*Prospectus supplement applicable to this fund appears at the back of this semiannual report.

Not FDIC Insured • No Bank Guarantee • May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)
The subadviser votes proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO  HOLDINGS INFORMATION
The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.
This report is  not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied  by an effective prospectus which includes information  concerning the sales charge, each Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS
To my fellow shareholders of Virtus Funds:
I am pleased to present this semiannual report, which reviews the performance of your Fund for the six months ended June 30, 2023.
The investment picture appeared to brighten during the six-month period, with inflation declining, the Federal Reserve (the Fed) pausing its interest rate increases in June, and markets recovering from the declines of 2022. Despite the failures of several banks in March of 2023, the economy appeared to be holding its own.
Domestic and international equity indexes posted positive returns for the six months ended June 30, 2023. U.S. large-capitalization stocks returned 16.89%, as measured by the S&P 500® Index, outpacing small-cap stocks, which were up 8.09%, as measured by the Russell 2000® Index. Within international equities, developed markets, as measured by the MSCI EAFE® Index (net), gained 11.67%, while emerging markets, as measured by the MSCI Emerging Markets Index (net), returned 4.89%.
In fixed income markets, the yield on the 10-year Treasury was 3.81% on June 30, 2023, down slightly from 3.88% on December 31, 2022. The broader U.S. fixed income market, as represented by the Bloomberg U.S. Aggregate Bond Index, was up 2.09% for the six-month period, while non-investment grade bonds, as measured by the Bloomberg U.S. Corporate High Yield Bond Index, gained 5.38%.
Thank you for entrusting the Virtus Funds with your assets. Please call our customer service team at 800-243-1574 if you have questions about your account or require assistance. We appreciate your business and remain committed to your long-term financial success.
Sincerely,
George R. Aylward
President, Virtus Funds
August 2023
Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.

VIRTUS ASSET TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited)
FOR THE SIX-MONTH PERIOD OF January 1, 2023 TO June 30, 2023
We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of  a Virtus Asset Trust Fund discussed in this shareholder report (each, a “Fund”), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class I shares and Class R6 shares are sold without sales charges and do not incur distribution and service fees. Class R6 shares also do not incur shareholder servicing fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.
Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the accompanying tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
		Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Annualized Expense Ratio	Expenses Paid During Period*
Seix Core Bond Fund
	Class A	$ 1,000.00	$ 1,022.60	0.64%	$ 3.21
	Class I	1,000.00	1,023.30	0.50	2.51
	Class R6	1,000.00	1,024.00	0.36	1.81
Seix Corporate Bond Fund
	Class A	1,000.00	1,037.80	0.94	4.75
	Class C	1,000.00	1,034.30	1.65	8.32
	Class I	1,000.00	1,039.20	0.70	3.54
	Class R6	1,000.00	1,040.60	0.42	2.13
Seix Floating Rate High Income Fund
	Class A	1,000.00	1,057.60	0.96	4.90
	Class C	1,000.00	1,053.20	1.54	7.84
	Class I	1,000.00	1,059.20	0.64	3.27
	Class R6	1,000.00	1,058.40	0.54	2.76
Seix High Grade Municipal Bond Fund
	Class A	1,000.00	1,030.60	0.73	3.68
	Class I	1,000.00	1,031.30	0.58	2.92
Seix High Income Fund
	Class A	1,000.00	1,055.40	0.93	4.74
	Class I	1,000.00	1,056.80	0.68	3.47
	Class R6	1,000.00	1,057.20	0.59	3.01
Seix High Yield Fund
	Class A	1,000.00	1,053.10	0.82	4.17
	Class I	1,000.00	1,053.40	0.64	3.26
	Class R6	1,000.00	1,055.40	0.53	2.70
Seix Investment Grade Tax-Exempt Bond Fund
	Class A	1,000.00	1,019.30	0.66	3.30
	Class I	1,000.00	1,019.10	0.51	2.55
Seix Total Return Bond Fund
	Class A	1,000.00	1,021.80	0.69	3.46
	Class I	1,000.00	1,023.20	0.45	2.26
	Class R6	1,000.00	1,024.00	0.30	1.51
Seix U.S. Government Securities Ultra-Short Bond Fund
	Class A	1,000.00	1,020.20	0.65	3.26
	Class I	1,000.00	1,021.40	0.40	2.00
	Class R6	1,000.00	1,022.20	0.25	1.25

VIRTUS ASSET TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF January 1, 2023 TO June 30, 2023
		Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Annualized Expense Ratio	Expenses Paid During Period*
Seix Ultra-Short Bond Fund
	Class A	$1,000.00	$1,028.80	0.64%	$3.22
	Class I	1,000.00	1,029.00	0.39	1.96

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (181) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
		Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Annualized Expense Ratio	Expenses Paid During Period*
Seix Core Bond Fund
	Class A	$ 1,000.00	$ 1,021.62	0.64%	$ 3.21
	Class I	1,000.00	1,022.32	0.50	2.51
	Class R6	1,000.00	1,023.01	0.36	1.81
Seix Corporate Bond Fund
	Class A	1,000.00	1,020.13	0.94	4.71
	Class C	1,000.00	1,016.61	1.65	8.25
	Class I	1,000.00	1,021.32	0.70	3.51
	Class R6	1,000.00	1,022.71	0.42	2.11
Seix Floating Rate High Income Fund
	Class A	1,000.00	1,020.03	0.96	4.81
	Class C	1,000.00	1,017.16	1.54	7.70
	Class I	1,000.00	1,021.62	0.64	3.21
	Class R6	1,000.00	1,022.12	0.54	2.71
Seix High Grade Municipal Bond Fund
	Class A	1,000.00	1,021.17	0.73	3.66
	Class I	1,000.00	1,021.92	0.58	2.91
Seix High Income Fund
	Class A	1,000.00	1,020.18	0.93	4.66
	Class I	1,000.00	1,021.42	0.68	3.41
	Class R6	1,000.00	1,021.87	0.59	2.96
Seix High Yield Fund
	Class A	1,000.00	1,020.73	0.82	4.11
	Class I	1,000.00	1,021.62	0.64	3.21
	Class R6	1,000.00	1,022.17	0.53	2.66
Seix Investment Grade Tax-Exempt Bond Fund
	Class A	1,000.00	1,021.52	0.66	3.31
	Class I	1,000.00	1,022.27	0.51	2.56
Seix Total Return Bond Fund
	Class A	1,000.00	1,021.37	0.69	3.46
	Class I	1,000.00	1,022.56	0.45	2.26
	Class R6	1,000.00	1,023.31	0.30	1.51

VIRTUS ASSET TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF January 1, 2023 TO June 30, 2023
		Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Annualized Expense Ratio	Expenses Paid During Period*
Seix U.S. Government Securities Ultra-Short Bond Fund
	Class A	$1,000.00	$1,021.57	0.65%	$3.26
	Class I	1,000.00	1,022.81	0.40	2.01
	Class R6	1,000.00	1,023.55	0.25	1.25
Seix Ultra-Short Bond Fund
	Class A	1,000.00	1,021.62	0.64	3.21
	Class I	1,000.00	1,022.86	0.39	1.96

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (181) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.

VIRTUS ASSET TRUST
KEY INVESTMENT TERMS (Unaudited)
June 30, 2023
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Asset-Backed Securities (“ABS”)
Asset-backed securities represent interests in pools of underlying assets such as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card arrangements.
Bloomberg U.S. Aggregate Bond Index
The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Bloomberg U.S. Corporate High Yield Bond Index
The Bloomberg U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Collateralized Loan Obligation (“CLO”)
A collateralized loan obligation is a type of security backed by a pool of debt, typically low-rated corporate loans, structured so that there are several classes of bondholders with varying maturities, called tranches.
Constant Maturity Treasury (“CMT”)
The one-year CMT is the interpolated one-year yield of the most recently auctioned 4-, 13-, and 26-week U.S. Treasury bills (T-bills); the most recently auctioned 2-, 3-, 5-, and 10-year U.S. Treasury notes (T-notes); the most recently auctioned U.S. Treasury 30-year bond (T-bond); and the off-the-run Treasuries in the 20-year maturity range.
Credit Default Swap (“CDS”)
A CDS is a financial derivative contract that shifts the credit risk of a fixed income product to a counterparty in exchange for a premium. The buyer of the CDS makes a series of payments (the CDS “fee” or “spread”) to the seller and, in exchange, may expect to receive a payoff if the asset defaults.
Federal Reserve (the “Fed”)
The Central Bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.
Leveraged Loan
Leveraged loans (also known as bank, senior or floating-rate loans) consists of below investment-grade credit quality loans that are arranged by banks and other financial institutions to help companies finance acquisitions, recapitalizations, or other highly leveraged transactions. Such loans may be especially vulnerable to adverse changes in economic or market conditions, although they are senior in the capital structure which typically provides investors/lenders a degree of potential credit risk protection.
London Interbank Offered Rate (“LIBOR”)
A benchmark rate that some of the world’s leading banks charge each other for short-term loans and that serves as the first step to calculating interest rates on various loans throughout the world.
Markit’s North American High Yield CDX Index (“Markit HYCDX”) (“CDX.NA.HY”)
CDX.NA.HY is composed of 100 liquid North American entities with high yield credit ratings that trade in the credit default swap market.
Mortgage-Backed Securities (“MBS”)
Mortgage-backed securities represent interests in pools of mortgage loans purchased from individual lenders by a federal agency or originated and issued by private lenders.
MSCI EAFE® Index (net)
The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI Emerging Markets Index (net)
The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

VIRTUS ASSET TRUST
KEY INVESTMENT TERMS (Unaudited) (Continued)
June 30, 2023
Payment-in-Kind Security (“PIK”)
A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.
Permanent School Fund Guarantee Program (“PSF-GTD”)
The Permanent School Fund Guarantee Program guarantees bonds issued by a school district or charter school. The PSF-GTD has received “AAA” ratings from the major bond rating services and replaces the need for private bond insurance.
Prime Rate
The federal funds rate commercial banks charge their most creditworthy corporate customers.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.
Real Estate Mortgage Investment Conduit (“REMIC”)
A pass-through investment vehicle that is used to pool mortgage loans and issue mortgage-backed securities.
Russell 2000® Index
The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
School Bond Guaranty (“SCH BD GTY”)
A program by which the bonds issued by certain public school districts and/or charter schools are guaranteed using a pool of assets held by a state for the purpose of ensuring the availability of public education.
Secured Overnight Financing Rate (“SOFR”)
A broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
S&P 500® Index
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Yield Curve
A yield curve is a line on a graph plotting the interest rates, at a set point in time, of bonds having equal credit quality but different maturity dates.

VIRTUS ASSET TRUST
PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited)
June 30, 2023
For each Fund,  the following tables present asset allocations within certain sectors as a percentage of total investments as of June 30, 2023.
Seix Core Bond Fund
U.S. Government Securities		41%
Mortgage-Backed Securities		36
Agency	34%
Non-Agency	2
Corporate Bonds and Notes		19
Financials	10
Consumer Staples	3
All other Corporate Bonds and Notes	6
Asset-Backed Securities		4
Other	3
Credit Card	1
Total		100%

Seix Corporate Bond Fund
Corporate Bonds and Notes		86%
Financials	45%
Energy	9
Consumer Staples	9
Health Care	5
Materials	4
Real Estate	4
Utilities	3
All other Corporate Bonds and Notes	7
U.S. Government Securities		14
Total		100%

Seix Floating Rate High Income Fund
Leveraged Loans		89%
Information Technology	9%
Health Care	9
Service	9
Financials	8
Aerospace	6
Chemicals	6
Media / Telecom - Telecommunications	6
All other Leveraged Loans	36
Corporate Bonds and Notes		8
Common Stocks		2
Preferred Stock		1
Total		100%

Seix High Grade Municipal Bond Fund
Municipal Bonds	100%
Total	100%

Seix High Income Fund
Corporate Bonds and Notes		90%
Consumer Discretionary	20%
Financials	19
Energy	16
Industrials	11
Communication Services	9
Materials	4
Health Care	3
All other Corporate Bonds and Notes	8
Leveraged Loans		6
Securities Lending Collateral		4
Total		100%

Seix High Yield Fund
Corporate Bonds and Notes		90%
Consumer Discretionary	23%
Financials	16
Energy	15
Industrials	11
Communication Services	9
Real Estate	4
Materials	4
All other Corporate Bonds and Notes	8
Leveraged Loans		5
Securities Lending Collateral		3
Other (includes short-term investment)		2
Total		100%

Seix Investment Grade Tax-Exempt Bond Fund
Municipal Bonds	100%
Total	100%

VIRTUS ASSET TRUST
PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited) (Continued)
June 30, 2023
Seix Total Return Bond Fund
U.S. Government Securities		40%
Mortgage-Backed Securities		38
Agency	35%
Non-Agency	3
Corporate Bonds and Notes		18
Financials	10
Consumer Staples	2
All other Corporate Bonds and Notes	6
Asset-Backed Securities		4
Other	3
Credit Card	1
Total		100%
Seix U.S. Government Securities Ultra-Short Bond Fund
Mortgage-Backed Securities		100%
Agency	100%
Total		100%

Seix Ultra-Short Bond Fund
Corporate Bonds and Notes		49%
Financials	25%
Energy	6
Communication Services	6
Consumer Staples	4
Industrials	2
Health Care	2
Consumer Discretionary	2
Utilities	2
Mortgage-Backed Securities		32
Agency	18
Non-Agency	14
Asset-Backed Securities		16
Credit Card	9
Student Loan	3
Other	2
Automobiles	2
Commercial Paper		3
Total		100%

Seix Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—40.1%
U.S. Treasury Bonds 3.625%, 2/15/53	$6,027	$ 5,784
U.S. Treasury Notes
0.375%, 7/15/24	814	773
0.500%, 3/31/25	962	890
0.250%, 9/30/25	3,421	3,099
3.625%, 5/15/26	4,119	4,019
1.875%, 2/28/27	166	152
2.750%, 7/31/27	3,199	3,016
3.375%, 5/15/33	6,133	5,914
Total U.S. Government Securities (Identified Cost $23,995)		23,647

Mortgage-Backed Securities—35.5%
Agency—33.2%
Federal Home Loan Mortgage Corp.
Pool #A95259 4.000%, 12/1/40	263	253
Pool #G60019 4.500%, 3/1/44	119	117
Pool #Q42921 3.500%, 9/1/46	345	322
Pool #Q53881 4.500%, 1/1/48	205	202
Pool #QA3079 3.500%, 10/1/49	180	166
Pool #QA4766 3.500%, 11/1/49	337	316
Pool #QA9935 3.000%, 6/1/50	150	134
Pool #QC2692 3.000%, 6/1/51	211	187
Pool #QD9468 3.500%, 4/1/52	190	173
Pool #QE0961 4.000%, 4/1/52	375	353
Pool #QE1443 4.000%, 5/1/52	330	310
Pool #QE1985 4.500%, 5/1/52	273	263
Pool #QE2366 5.000%, 5/1/52	93	92
Pool #QE4826 4.500%, 7/1/52	499	480
Pool #QE9889 5.000%, 9/1/52	191	188
Pool #QE9908 5.500%, 9/1/52	178	178
Pool #QF0346 5.000%, 9/1/52	112	110
Pool #QF8190 6.000%, 2/1/53	279	282
Pool #QF8551 5.500%, 3/1/53	154	154
Pool #QF8817 6.000%, 3/1/53	213	215
Pool #RA2622 3.000%, 5/1/50	92	81
Pool #RA7502 5.000%, 6/1/52	411	404
	Par Value	Value

Agency—continued
Pool #RA8188 4.500%, 11/1/52	$ 381	$ 366
Pool #RA8285 4.500%, 10/1/47	509	493
Pool #SC0203 2.500%, 12/1/41	406	355
Pool #SD0164 3.500%, 12/1/49	307	283
Pool #SD1618 5.000%, 9/1/52	1,075	1,055
Pool #ZM5226 3.500%, 12/1/47	190	175
Federal National Mortgage Association
Pool #AB3692 4.000%, 10/1/41	209	200
Pool #AB3878 4.000%, 11/1/41	233	224
Pool #AB5924 3.000%, 8/1/42	361	323
Pool #BN4542 4.500%, 2/1/49	70	68
Pool #BO1277 3.000%, 7/1/49	211	186
Pool #BP5431 3.000%, 6/1/50	65	58
Pool #BT7914 5.000%, 10/1/52	482	474
Pool #BV3044 3.000%, 2/1/52	400	358
Pool #BV8328 3.500%, 5/1/52	433	396
Pool #BW0044 5.000%, 7/1/52	313	310
Pool #BW3311 4.500%, 7/1/52	505	486
Pool #BX1225 5.500%, 10/1/52	282	281
Pool #BX4894 5.000%, 1/1/53	108	106
Pool #CA5122 3.000%, 2/1/50	190	169
Pool #CB3110 2.500%, 3/1/47	420	357
Pool #CB3630 4.000%, 5/1/52	570	535
Pool #CB3875 3.500%, 6/1/47	479	438
Pool #CB3922 5.000%, 6/1/52	417	409
Pool #CB4451 4.000%, 8/1/42	163	156
Pool #FM7290 3.000%, 5/1/51	391	348
Pool #FM8210 3.000%, 4/1/50	198	177
Pool #FS1253 4.000%, 4/1/52	372	350
Pool #FS1383 4.000%, 4/1/52	258	243
Pool #FS1443 3.500%, 4/1/52	684	625
See Notes to Financial Statements

Seix Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value	Value

Agency—continued
Pool #FS2249 5.000%, 6/1/52	$ 470	$ 462
Pool #FS2692 5.000%, 8/1/52	531	523
Pool #FS3262 4.000%, 10/1/46	629	605
Pool #FS3386 3.500%, 5/1/38	593	561
Pool #FS3687 5.000%, 11/1/52	490	486
Government National Mortgage Association
Pool #CO1904 5.000%, 8/15/52	280	283
Pool #CO1918 5.500%, 9/15/52	193	196
Pool #CP7106 5.500%, 8/20/52	59	60
Pool #CP7113 5.500%, 9/20/52	40	40
Pool #CR2361 6.000%, 12/15/52	144	151
Pool #CR3025 5.500%, 12/20/52	285	287
Pool #CR9210 5.500%, 1/20/53	209	210
Pool #CS5391 6.000%, 1/20/53	244	249
Pool #CS5448 6.000%, 1/20/53	323	330
Pool #CS7736 6.000%, 4/20/53	135	138
		19,565

Non-Agency—2.3%
BB-UBS Trust 2012-SHOW, B 144A 3.882%, 11/5/36(1)	605	568
BWAY Mortgage Trust 2013-1515, A2 144A 3.454%, 3/10/33(1)	100	92
Goldman Sachs Mortgage Securities Corp. II 2005-ROCK, A 144A 5.366%, 5/3/32(1)	225	218
Goldman Sachs Mortgage Securities Corp. Trust 2018-HULA, A (1 month LIBOR + 0.920%, Cap N/A, Floor 0.920%) 144A 6.110%, 7/15/25(1)(2)	164	162
Wells Fargo Commercial Mortgage Trust 2021-SAVE, A (1 month LIBOR + 1.150%, Cap N/A, Floor 1.150%) 144A 6.343%, 2/15/40(1)(2)	332	312
		1,352

Total Mortgage-Backed Securities (Identified Cost $21,748)		20,917

Asset-Backed Securities—4.5%
Automobiles—0.2%
Ford Credit Auto Owner Trust 2023-1, A 144A 4.850%, 8/15/35(1)	140	137
	Par Value	Value

Credit Card—1.4%
Capital One Multi-Asset Execution Trust 2005-B3, B3 (3 month LIBOR + 0.550%, Cap N/A, Floor 0.550%) 5.810%, 5/15/28(2)	$ 470	$ 463
Citibank Credit Card Issuance Trust 2017-A6, A6 (1 month LIBOR + 0.770%) 5.988%, 5/14/29(2)	365	365
		828

Other—2.9%
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(1)	253	223
CF Hippolyta Issuer LLC
2020-1, A1 144A 1.690%, 7/15/60(1)	328	295
2020-1, B1 144A 2.280%, 7/15/60(1)	243	217
DB Master Finance LLC 2021-1A, A23 144A 2.791%, 11/20/51(1)	231	183
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(1)	263	241
PSNH Funding LLC 2018-1, A3 3.814%, 2/1/35	100	93
Stack Infrastructure Issuer LLC 2023-1A, A2 144A 5.900%, 3/25/48(1)	50	48
Taco Bell Funding LLC 2021-1A, A23 144A 2.542%, 8/25/51(1)	217	168
Vantage Data Centers LLC 2020-2A, A2 144A 1.992%, 9/15/45(1)	240	202
		1,670

Total Asset-Backed Securities (Identified Cost $2,885)		2,635

Corporate Bonds and Notes—18.3%
Communication Services—0.3%
AT&T, Inc. 3.550%, 9/15/55	240	168
Consumer Discretionary—0.5%
General Motors Financial Co., Inc. 5.850%, 4/6/30	112	111
Hyatt Hotels Corp. 1.800%, 10/1/24	203	193
		304

Consumer Staples—2.8%
Coca-Cola Co. (The) 1.000%, 3/15/28	363	312
Kimberly-Clark Corp. 4.500%, 2/16/33	218	218
Mars, Inc. 144A 2.450%, 7/16/50(1)	309	191
PepsiCo, Inc. 4.650%, 2/15/53	496	500
Philip Morris International, Inc. 5.375%, 2/15/33	418	417
		1,638

See Notes to Financial Statements

Seix Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value	Value

Energy—1.4%
Boardwalk Pipelines LP 4.450%, 7/15/27	$ 82	$ 78
Enterprise Products Operating LLC 4.200%, 1/31/50	178	149
Pioneer Natural Resources Co. 1.900%, 8/15/30	469	380
Targa Resources Corp. 4.200%, 2/1/33	153	135
Williams Cos., Inc. (The) 3.500%, 10/15/51	171	118
		860

Financials—9.6%
AerCap Ireland Capital DAC 3.000%, 10/29/28	150	130
American Express Co. 3.950%, 8/1/25	134	130
Bank of America Corp.
2.087%, 6/14/29	198	169
2.572%, 10/20/32	249	203
Bank of New York Mellon Corp. (The) 4.414%, 7/24/26	315	308
BP Capital Markets America, Inc. 4.812%, 2/13/33	351	346
BPCE S.A. 144A 5.748%, 7/19/33(1)	250	244
Charles Schwab Corp. (The)
5.643%, 5/19/29	110	110
5.853%, 5/19/34	115	117
Daimler Truck Finance North America LLC 144A 2.500%, 12/14/31(1)	182	148
Goldman Sachs Group, Inc. (The) 1.542%, 9/10/27	421	370
Hartford Financial Services Group, Inc. (The) 2.800%, 8/19/29	169	145
Hyundai Capital America 144A 5.700%, 6/26/30(1)	216	214
John Deere Capital Corp. 5.150%, 3/3/25	129	129
JPMorgan Chase & Co.
0.824%, 6/1/25	412	392
1.578%, 4/22/27	49	44
KeyBank N.A. 4.390%, 12/14/27	250	221
Morgan Stanley
0.791%, 1/22/25	472	457
1.593%, 5/4/27	355	318
Pfizer Investment Enterprises Pte Ltd. 5.300%, 5/19/53	377	392
PG&E Wildfire Recovery Funding LLC Series A-2 4.263%, 6/1/38	250	238
Sigeco Securitization I LLC Series A1 5.026%, 11/15/38	130	130
U.S. Bancorp 5.727%, 10/21/26	129	129
United Airlines Pass-Through-Trust 2020-1, A 5.875%, 4/15/29	318	316
	Par Value	Value

Financials—continued
Wells Fargo & Co. 3.526%, 3/24/28	$ 250	$ 233
		5,633

Health Care—1.1%
AbbVie, Inc. 4.250%, 11/21/49	313	270
Amgen, Inc.
5.250%, 3/2/33	237	237
5.650%, 3/2/53	133	135
		642

Industrials—0.5%
United Parcel Service, Inc. 5.050%, 3/3/53	297	302
Materials—1.2%
Air Products & Chemicals, Inc. 4.800%, 3/3/33	262	264
Newmont Corp.
2.250%, 10/1/30	245	201
6.250%, 10/1/39	217	229
		694

Real Estate—0.2%
Tanger Properties LP 2.750%, 9/1/31	182	132
Utilities—0.7%
Boardwalk Pipelines LP 3.400%, 2/15/31	115	99
Consolidated Edison Co. of New York, Inc. Series 20B 3.950%, 4/1/50	160	131
Southern Co. (The) Series A 3.700%, 4/30/30	188	172
		402

Total Corporate Bonds and Notes (Identified Cost $11,666)		10,775

Total Long-Term Investments—98.4% (Identified Cost $60,294)		57,974

TOTAL INVESTMENTS—98.4% (Identified Cost $60,294)		$57,974
Other assets and liabilities, net—1.6%		922
NET ASSETS—100.0%		$58,896

Abbreviations:
DAC	Designated Activity Company
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership

For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

Seix Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, these securities amounted to a value of $3,863 or 6.6% of net assets.
(2)	Variable rate security. Rate disclosed is as of June 30, 2023. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
The following table summarizes the value of the Fund’s investments as of June 30, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2023	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Asset-Backed Securities	$ 2,635	$ 2,635
Corporate Bonds and Notes	10,775	10,775
Mortgage-Backed Securities	20,917	20,917
U.S. Government Securities	23,647	23,647
Total Investments	$57,974	$57,974
There were no securities valued using quoted prices (Level 1) or significant unobservable inputs (Level 3) at June 30, 2023.
There were no transfers into or out of Level 3 related to securities held at June 30, 2023.
See Notes to Financial Statements

Seix Corporate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—13.4%
U.S. Treasury Bonds 3.625%, 2/15/53	$2,191	$ 2,103
U.S. Treasury Notes
2.500%, 1/31/24	3,260	3,206
1.875%, 2/28/27	415	380
2.750%, 7/31/27	630	594
Total U.S. Government Securities (Identified Cost $6,335)		6,283

Corporate Bonds and Notes—84.6%
Communication Services—1.0%
AT&T, Inc. 3.550%, 9/15/55	660	462
Consumer Discretionary—2.6%
General Motors Financial Co., Inc. 5.850%, 4/6/30	422	418
Hyatt Hotels Corp. 1.800%, 10/1/24	873	831
		1,249

Consumer Staples—8.5%
Kimberly-Clark Corp. 4.500%, 2/16/33	918	916
Mars, Inc. 144A 2.450%, 7/16/50(1)	1,035	641
PepsiCo, Inc. 4.650%, 2/15/53	1,232	1,241
Philip Morris International, Inc. 5.375%, 2/15/33	1,218	1,215
		4,013

Energy—8.7%
Boardwalk Pipelines LP 4.450%, 7/15/27	651	621
Enterprise Products Operating LLC 4.200%, 1/31/50	1,149	960
Pioneer Natural Resources Co. 1.900%, 8/15/30	1,613	1,307
Targa Resources Corp. 4.200%, 2/1/33	623	551
Williams Cos., Inc. (The) 3.500%, 10/15/51	920	635
		4,074

Financials—43.7%
AerCap Ireland Capital DAC 3.000%, 10/29/28	453	392
Bank of America Corp. 2.572%, 10/20/32	1,509	1,229
Bank of New York Mellon Corp. (The) 4.414%, 7/24/26	845	827
BMW U.S. Capital LLC 144A 1.950%, 8/12/31(1)	1,510	1,219
BP Capital Markets America, Inc. 4.812%, 2/13/33	1,210	1,192
BPCE S.A. 144A 5.748%, 7/19/33(1)	953	930
	Par Value	Value

Financials—continued
Charles Schwab Corp. (The)
5.643%, 5/19/29	$ 344	$ 344
5.853%, 5/19/34	376	382
Daimler Truck Finance North America LLC
144A 1.625%, 12/13/24(1)	650	612
144A 2.500%, 12/14/31(1)	1,015	824
Goldman Sachs Group, Inc. (The) 1.542%, 9/10/27	1,467	1,289
Hyundai Capital America 144A 2.000%, 6/15/28(1)	1,539	1,294
John Deere Capital Corp. 5.150%, 3/3/25	406	406
JPMorgan Chase & Co. 1.578%, 4/22/27	854	767
Morgan Stanley
0.791%, 1/22/25	795	770
1.593%, 5/4/27	586	525
NatWest Group plc 1.642%, 6/14/27	1,350	1,188
Pfizer Investment Enterprises Pte Ltd. 5.300%, 5/19/53	1,306	1,358
Pricoa Global Funding I 144A 1.200%, 9/1/26(1)	823	724
Shell International Finance B.V. 2.500%, 9/12/26	1,000	932
U.S. Bancorp 5.727%, 10/21/26	410	410
UBS Group AG 144A 4.751%, 5/12/28(1)	1,087	1,030
United Airlines Pass-Through-Trust
2020-1, A 5.875%, 4/15/29	532	527
2020-1, B 4.875%, 7/15/27	702	670
Wells Fargo & Co. 3.526%, 3/24/28	781	729
		20,570

Health Care—4.9%
AbbVie, Inc. 4.250%, 11/21/49	1,280	1,105
Amgen, Inc.
5.250%, 3/2/33	791	792
5.650%, 3/2/53	419	424
		2,321

Industrials—2.1%
United Parcel Service, Inc. 5.050%, 3/3/53	973	990
Information Technology—1.5%
Dell International LLC 144A 3.450%, 12/15/51(1)	1,049	704
Materials—4.2%
Air Products & Chemicals, Inc. 4.800%, 3/3/33	1,111	1,121
See Notes to Financial Statements

Seix Corporate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value	Value

Materials—continued
Newmont Corp. 6.250%, 10/1/39	$ 798	$ 841
		1,962

Real Estate—4.1%
Crown Castle, Inc. 5.000%, 1/11/28	915	898
Tanger Properties LP 2.750%, 9/1/31	1,392	1,010
		1,908

Utilities—3.3%
Boardwalk Pipelines LP 3.400%, 2/15/31	765	657
Consolidated Edison Co. of New York, Inc. Series 20B 3.950%, 4/1/50	1,104	902
		1,559

Total Corporate Bonds and Notes (Identified Cost $43,240)		39,812

Total Long-Term Investments—98.0% (Identified Cost $49,575)		46,095

TOTAL INVESTMENTS—98.0% (Identified Cost $49,575)		$46,095
Other assets and liabilities, net—2.0%		963
NET ASSETS—100.0%		$47,058
Abbreviations:
CDX.NA.HY	Markit’s North American High Yield CDX Index
DAC	Designated Activity Company
LLC	Limited Liability Company
LP	Limited Partnership

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, these securities amounted to a value of $7,978 or 17.0% of net assets.

Country Weightings†
United States	87%
Singapore	3
United Kingdom	3
Switzerland	2
Netherlands	2
France	2
Ireland	1
Total	100%
† % of total investments as of June 30, 2023.

Centrally cleared credit default swaps - buy protection(1) outstanding as of June 30, 2023 were as follows:
Reference Entity	Payment Frequency	Fixed Rate	Expiration Date	Notional Amount(2)	Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
CDX.NA.HY.39	Quarterly	5.000%	12/20/27	$(2,553)	$ (85)	$ (42)	$—	$ (43)
Total					$ (85)	$ (42)	$—	$ (43)

Footnote Legend:
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either: (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index; or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

Seix Corporate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2023	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$39,812	$39,812
U.S. Government Securities	6,283	6,283
Total Assets	46,095	46,095
Liabilities:
Other Financial Instruments:
Centrally Cleared Credit Default Swaps	(85)	(85)
Total Liabilities	(85)	(85)
Total Investments	$46,010	$46,010
There were no securities valued using quoted prices (Level 1) or significant unobservable inputs (Level 3) at June 30, 2023.
There were no transfers into or out of Level 3 related to securities held at June 30, 2023.
See Notes to Financial Statements

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023
($ reported in thousands)
	Par Value	Value
Asset-Backed Securities—0.3%
Collateralized Loan Obligation—0.3%
Mountain View CLO XVI Ltd. 2022-1A, E (3 month Term SOFR + 9.080%, Cap N/A, Floor 9.080%) 144A 13.134%, 10/15/32(1)(2)	$ 5,000	$ 4,950
Total Asset-Backed Securities (Identified Cost $4,631)		4,950

Convertible Bonds and Notes—0.1%
Communication Services—0.1%
Liberty Interactive LLC 4.000%, 11/15/29	8,000	1,920
Total Convertible Bonds and Notes (Identified Cost $6,682)		1,920

Corporate Bonds and Notes—7.5%
Communication Services—1.3%
Allen Media LLC 144A 10.500%, 2/15/28(1)	3,750	1,931
Cable One, Inc. 144A 4.000%, 11/15/30(1)	4,200	3,281
CCO Holdings LLC 144A 4.750%, 3/1/30(1)	5,000	4,276
Gray Television, Inc. 144A 4.750%, 10/15/30(1)	2,000	1,356
Iliad Holding SASU 144A 6.500%, 10/15/26(1)	10,550	9,958
		20,802

Consumer Discretionary—1.0%
Foot Locker, Inc. 144A 4.000%, 10/1/29(1)	4,000	3,012
Installed Building Products, Inc. 144A 5.750%, 2/1/28(1)	6,027	5,676
QVC, Inc. 4.750%, 2/15/27	3,000	1,939
Signal Parent, Inc. 144A 6.125%, 4/1/29(1)	3,000	1,673
Winnebago Industries, Inc. 144A 6.250%, 7/15/28(1)	3,000	2,940
		15,240

Consumer Staples—0.1%
Albertsons Cos., Inc. 144A 3.250%, 3/15/26(1)	2,000	1,847
Energy—0.2%
CONSOL Energy, Inc. 144A 11.000%, 11/15/25(1)	680	690
Patterson-UTI Energy, Inc. 5.150%, 11/15/29	2,445	2,215
		2,905

Financials—1.7%
Altice Financing S.A. 144A 5.000%, 1/15/28(1)	3,000	2,398
	Par Value	Value

Financials—continued
Bread Financial Holdings, Inc. 144A 4.750%, 12/15/24(1)	$ 2,000	$ 1,960
CCO Holdings LLC 144A 4.250%, 2/1/31(1)	2,000	1,618
Ford Motor Credit Co. LLC 2.700%, 8/10/26	3,000	2,678
Global Payments, Inc. 2.900%, 5/15/30	3,751	3,179
LSF11 A5 HoldCo. LLC 144A 6.625%, 10/15/29(1)	2,610	2,180
MPH Acquisition Holdings LLC 144A 5.500%, 9/1/28(1)	5,900	5,029
Rocket Mortgage LLC
144A 2.875%, 10/15/26(1)	2,600	2,301
144A 3.875%, 3/1/31(1)	1,000	811
Summit Midstream Holdings LLC 144A 9.000%, 10/15/26(1)(2)	990	962
United Wholesale Mortgage LLC 144A 5.500%, 11/15/25(1)	3,866	3,679
		26,795

Health Care—1.1%
DaVita, Inc. 144A 4.625%, 6/1/30(1)	4,500	3,863
Emergent BioSolutions, Inc. 144A 3.875%, 8/15/28(1)	3,465	2,015
Encompass Health Corp. 4.500%, 2/1/28	3,000	2,791
Tenet Healthcare Corp. 6.125%, 10/1/28	8,500	8,183
		16,852

Industrials—0.3%
Fertitta Entertainment LLC 144A 6.750%, 1/15/30(1)	3,500	2,979
Griffon Corp. 5.750%, 3/1/28	2,000	1,870
		4,849

Information Technology—1.1%
Crowdstrike Holdings, Inc. 3.000%, 2/15/29	5,250	4,527
NCR Corp. 144A 5.125%, 4/15/29(1)	4,600	4,072
Sensata Technologies B.V. 144A 4.000%, 4/15/29(1)	5,000	4,452
Virtusa Corp. 144A 7.125%, 12/15/28(1)	4,700	3,828
		16,879

Materials—0.3%
Graham Packaging Co., Inc. 144A 7.125%, 8/15/28(1)	3,615	3,086
Mativ Holdings, Inc. 144A 6.875%, 10/1/26(1)	2,500	2,188
		5,274

See Notes to Financial Statements

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value	Value

Real Estate—0.4%
Brookfield Property REIT, Inc. 144A 5.750%, 5/15/26(1)	$ 2,000	$ 1,832
Forestar Group, Inc. 144A 3.850%, 5/15/26(1)	2,000	1,838
SBA Communications Corp. 3.125%, 2/1/29	3,250	2,755
		6,425

Total Corporate Bonds and Notes (Identified Cost $131,633)		117,868

Leveraged Loans—84.6%
Aerospace—6.0%
Amentum Government Services Holdings LLC Tranche B-3 (1 month Term SOFR + 4.000%) 9.147%, 2/15/29(2)	10,692	10,425
American Airlines, Inc. (3 month LIBOR + 4.750%) 10.000%, 4/20/28(2)	19,870	20,267
Cobham Ultra Seniorco S.a r.l. (6 month LIBOR + 3.500%) 8.560%, 8/6/29(2)	5,997	5,879
Delta Air Lines, Inc. (3 month Term SOFR + 3.750%) 8.798%, 10/20/27(2)	8,107	8,413
Dynasty Acquisition Co., Inc.
2020, Tranche B-1 (1 month Term SOFR + 3.500%) 8.702%, 4/6/26(2)	5,700	5,645
2020, Tranche B-2 (1 month Term SOFR + 3.600%) 8.702%, 4/6/26(2)	3,064	3,035
MB Aerospace Holdings II Corp. First Lien (1 month Term SOFR + 3.600%) 8.702%, 1/22/25(2)	5,777	5,719
Mileage Plus Holdings LLC (3 month LIBOR + 5.250%) 10.764%, 6/21/27(2)	14,934	15,497
Rand Parent LLC Tranche B (3 month Term SOFR + 4.250%) 9.492%, 3/18/30(2)	5,182	4,858
Spirit AeroSystems, Inc. (3 month Term SOFR + 4.500%) 9.545%, 1/15/27(2)	3,945	3,951
United AirLines, Inc. Tranche B (3 month LIBOR + 3.750%) 9.292%, 4/21/28(2)	5,229	5,219
Vertex Aerospace Services Corp. (1 month Term SOFR + 3.850%) 8.952%, 12/6/28(2)	5,148	5,143
		94,051

Chemicals—5.9%
ARC Falcon I, Inc.
(1 month Term SOFR + 3.850%) 8.952%, 9/30/28(2)	4,438	4,135
(1 month Term SOFR + 7.100%) 12.202%, 9/30/29(2)	5,000	4,275
Ascend Performance Materials Operations LLC 2021 (3 month Term SOFR + 4.850%) 9.715%, 8/27/26(2)	5,159	5,047
Consolidated Energy Finance S.A. (3 month LIBOR + 2.500%) 8.038%, 5/7/25(2)	8,713	8,488
	Par Value	Value

Chemicals—continued
Geon Performance Solutions LLC (3 month LIBOR + 4.500%) 10.038%, 8/18/28(2)	$ 4,808	$ 4,734
Herens Holdco S.a.r.l. Tranche B (3 month Term SOFR + 4.025%) 9.267%, 7/3/28(2)	4,434	3,737
Hexion Holdings Corp.
First Lien (3 month Term SOFR + 4.650%) 9.779%, 3/15/29(2)	1,892	1,781
Second Lien (1 month Term SOFR + 7.538%) 12.627%, 3/15/30(2)	4,305	3,516
Ineos Enterprises Holdings U.S. Finco LLC
Tranche B (3 month LIBOR + 5.000%) 0.000%, 6/23/30(2)(3)	4,420	4,376
Tranche B (3 month Term SOFR + 3.600%) 8.864%, 8/28/26(2)	3,949	3,934
Ineos Finance plc 2027 (1 month Term SOFR + 3.850%) 8.952%, 11/8/27(2)	3,770	3,753
Ineos U.S. Finance LLC
2028 (1 month Term SOFR + 2.600%) 7.702%, 11/8/28(2)	4,147	4,084
2030 (1 month Term SOFR + 3.600%) 8.702%, 2/18/30(2)	7,561	7,511
LSF11 AS Holdco LLC (1 month Term SOFR + 3.614%) 8.717%, 10/15/28(2)	2,993	2,948
Manchester Acquisition Sub LLC (3 month Term SOFR + 5.900%) 11.177%, 12/1/26(2)	4,965	4,468
Neptune Husky U.S. Bidco LLC (3 month Term SOFR + 5.000%) 10.242%, 1/3/29(2)	5,056	3,679
Pearls Netherlands Bidco B.V. Tranche B (3 month Term SOFR + 3.750%) 8.795%, 2/26/29(2)	4,870	4,762
PMHC II, Inc. (3 month Term SOFR + 4.250%) 9.304%, 4/23/29(2)	5,796	5,094
Trinseo Materials Operating SCA 2021 (1 month Term SOFR + 2.500%) 7.717%, 5/3/28(2)	4,560	3,596
Tronox Finance LLC 2022, First Lien (3 month Term SOFR + 3.250%) 8.492%, 4/4/29(2)	2,286	2,275
Vantage Specialty Chemicals, Inc. 2023 (1 month Term SOFR + 4.750%) 9.897%, 10/26/26(2)	4,298	4,167
Windsor Holdings III LLC (3 month LIBOR + 3.250%) 0.000%, 6/21/30(2)(3)	3,405	3,342
		93,702

Consumer Durables—0.9%
Lakeshore Learning Materials (1 month Term SOFR + 3.500%) 8.717%, 9/29/28(2)	4,255	4,222
Restoration Hardware, Inc. 2022 (1 month Term SOFR + 3.350%) 8.452%, 10/20/28(2)	3,524	3,396
Safety Products
First Lien (1 month Term SOFR + 4.500%) 9.702%, 6/26/26(2)	1,873	1,766
First Lien (1 month Term SOFR + 4.500%) 9.702%, 6/28/26(2)	101	95

See Notes to Financial Statements

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value	Value

Consumer Durables—continued
Weber-Stephen Products LLC
2022, Tranche B (1 month Term SOFR + 4.350%) 9.452%, 10/30/27(2)	$ 1,926	$ 1,693
Tranche B (1 month Term SOFR + 3.364%) 8.467%, 10/30/27(2)	3,645	3,192
		14,364

Consumer Non-Durables—0.3%
ABG Intermediate Holdings 2 LLC
(1 month Term SOFR + 6.100%) 11.202%, 12/20/29(2)	1,690	1,563
2023 (1 month Term SOFR + 4.250%) 9.352%, 12/21/28(2)	3,916	3,901
		5,464

Energy—3.6%
AL NGPL Holdings LLC
(1 month Term SOFR + 3.864%) 9.011%, 4/13/28(2)	665	658
(3 month Term SOFR + 4.012%) 8.916%, 4/14/28(2)	4,684	4,639
Blackbrush Oil & Gas LP PIK Interest Capitalization (3 month LIBOR + 5.000%) 10.648%, 9/3/25(2)(4)	4,952	4,952
Brazos Delaware II LLC (1 month Term SOFR + 3.750%) 8.896%, 2/11/30(2)	4,023	3,995
ChampionX Corp. Tranche B-1 (1 month Term SOFR + 3.350%) 8.500%, 6/7/29(2)	6,025	6,022
Keane Group Holdings LLC (1 month Term SOFR + 3.614%) 8.717%, 5/25/25(2)	9,234	9,226
M6 ETX Holdings II Midco LLC (3 month Term SOFR + 4.650%) 9.356%, 9/19/29(2)	6,898	6,833
Medallion Midland Acquisition LLC (3 month Term SOFR + 3.750%) 9.253%, 10/18/28(2)	3,806	3,771
Oryx Midstream Services Permian Basin LLC 2023 (1 month Term SOFR + 3.364%) 8.505% - 8.539%, 10/5/28(2)	8,045	8,020
Par Petroleum LLC Tranche B (3 month Term SOFR + 4.250%) 9.614%, 2/28/30(2)	5,915	5,807
Whitewater Whistler Holdings LLC (3 month Term SOFR + 3.250%) 8.492%, 2/15/30(2)	3,490	3,485
		57,408

Financials—7.7%
Apollo Commercial Real Estate Finance, Inc. (1 month Term SOFR + 2.864%) 7.967%, 5/15/26(2)	4,264	3,997
Asurion LLC
Tranche B-4 (1 month Term SOFR + 5.350%) 10.452%, 1/20/29(2)	10,796	9,028
Tranche B-8 (3 month LIBOR + 3.250%) 8.788%, 12/23/26(2)	18,106	17,409
	Par Value	Value

Financials—continued
BCP Renaissance Parent LLC Tranche B-3 (3 month Term SOFR + 3.500%) 8.742%, 11/2/26(2)	$ 4,529	$ 4,507
Blackstone Mortgage Trust, Inc. Tranche B (1 month Term SOFR + 2.864%) 7.967%, 4/23/26(2)	4,924	4,629
Castlelake Aviation One Designated Activity Co. 2023 (3 month Term SOFR + 2.750%) 8.004%, 10/22/27(2)	5,221	5,191
Citadel Securities LP
2021 (1 month Term SOFR + 2.610%) 7.717%, 2/2/28(2)	9,972	9,952
Tranche B (1 month Term SOFR + 3.114%) 8.217%, 2/2/28(2)	1,911	1,909
CTC Holdings LP (3 month Term SOFR + 5.250%) 10.344%, 2/20/29(2)(5)	4,794	4,675
DRW Holdings LLC First Lien (1 month LIBOR + 3.750%) 8.943%, 3/1/28(2)	9,009	8,919
EIG Management Co. LLC (1 month Term SOFR + 3.850%) 8.952%, 2/24/25(2)	5,136	5,110
First Eagle Holdings, Inc. 2018, Tranche B (3 month LIBOR + 2.500%) 8.038%, 2/1/27(2)	4,387	4,310
HighTower Holding LLC (1 month LIBOR + 4.000%) 9.150%, 4/21/28(2)	5,467	5,310
Hudson River Trading LLC (1 month Term SOFR + 3.114%) 8.217%, 3/20/28(2)	6,865	6,666
Jane Street Group LLC (1 month Term SOFR + 2.864%) 7.967%, 1/26/28(2)	5,853	5,834
Nexus Buyer LLC (1 month Term SOFR + 3.850%) 8.952%, 11/9/26(2)	3,079	2,966
OneDigital Borrower LLC 2021, Tranche B (1 month Term SOFR + 4.350%) 9.452%, 11/16/27(2)	6,313	6,203
Superannuation and Investments U.S. LLC (1 month Term SOFR + 3.864%) 8.967%, 12/1/28(2)	4,157	4,130
VFH Parent LLC (1 month Term SOFR + 3.100%) 8.189%, 1/13/29(2)	6,881	6,844
WH Borrower LLC
(3 month Term SOFR + 5.500%) 10.486%, 2/15/27(2)	3,792	3,716
2023-1 (3 month Term SOFR + 5.500%) 10.486%, 2/15/27(2)	100	98
		121,403

Food / Tobacco—2.0%
Domtar Corp. (1 month Term SOFR + 5.614%) 10.705%, 11/30/28(2)	8,497	8,392
Evergreen AcqCo 1 LP (3 month Term SOFR + 5.762%) 10.753%, 4/26/28(2)	3,694	3,686
Naked Juice LLC
(1-3 month Term SOFR + 3.350%) 8.452% - 8.592%, 1/24/29(2)	4,191	3,890
Second Lien (3 month Term SOFR + 6.100%) 11.342%, 1/24/30(2)	3,830	3,016
Primary Products Finance LLC (3 month Term SOFR + 4.150%) 9.040%, 3/30/29(2)	5,369	5,347

See Notes to Financial Statements

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value	Value

Food / Tobacco—continued
Quirch Foods Holdings LLC (1 month Term SOFR + 4.864%) 9.989%, 10/27/27(2)	$ 5,464	$ 5,198
Whole Earth Brands, Inc. (3 month Term SOFR + 4.500%) 9.742%, 2/5/28(2)	3,033	2,344
		31,873

Forest Prod / Containers—1.4%
Klockner Pentaplast of America, Inc. Tranche B (6 month Term SOFR + 4.725%) 10.104%, 2/12/26(2)	6,065	5,746
Schweitzer-Mauduit International, Inc. Tranche B (1 month LIBOR + 3.750%) 9.000%, 4/20/28(2)	7,027	6,746
Spa Holdings 3 Oy Tranche B (3 month LIBOR + 3.750%) 9.288%, 2/4/28(2)	5,828	5,434
Trident TPI Holdings, Inc. Tranche B-5 (3 month Term SOFR + 4.500%) 9.742%, 9/15/28(2)	4,576	4,507
		22,433

Gaming / Leisure—3.8%
Aimbridge Acquisition Co., Inc. (1 month LIBOR + 3.750%) 8.943%, 2/2/26(2)	2,972	2,873
AP Gaming I LLC Tranche B (3 month Term SOFR + 4.150%) 9.392%, 2/15/29(2)	3,061	3,024
Bombardier Recreational Products, Inc. 2022-2 (1 month Term SOFR + 3.500%) 8.602%, 12/13/29(2)	6,965	6,959
Caesars Entertainment, Inc. Tranche B (1 month Term SOFR + 3.350%) 8.452%, 2/6/30(2)	3,117	3,114
Everi Holdings, Inc. Tranche B (1 month LIBOR + 2.500%) 7.693%, 8/3/28(2)	4,279	4,270
Flutter Entertainment plc 2028, Tranche B (3 month Term SOFR + 3.250%) 8.753%, 7/22/28(2)	4,337	4,340
Four Seasons Hotels Ltd. (1 month Term SOFR + 3.350%) 8.452%, 11/30/29(2)	3,981	3,986
Herschend Entertainment Co. LLC (1 month Term SOFR + 3.864%) 8.967%, 8/27/28(2)	4,401	4,405
Oyo Hospitality Netherlands B.V. (3 month LIBOR + 8.250%) 13.790%, 6/23/26(2)	5,627	4,748
Playa Resorts Holding B.V. (1 month Term SOFR + 4.250%) 9.341%, 1/5/29(2)	7,736	7,708
Scientific Games International, Inc. Tranche B (1 month Term SOFR + 3.100%) 8.248%, 4/13/29(2)	11,578	11,547
	Par Value	Value

Gaming / Leisure—continued
Travel + Leisure Co. 2022 (3 month Term SOFR + 4.100%) 9.354%, 12/14/29(2)	$ 3,652	$ 3,645
		60,619

Health Care—8.7%
AHP Health Partners, Inc. (1 month LIBOR + 3.500%) 8.693%, 8/24/28(2)	9,373	9,341
ASP Navigate Acquisition Corp. (3 month LIBOR + 4.250%) 9.587%, 10/6/27(2)	4,704	4,598
AthenaHealth Group, Inc. (1 month Term SOFR + 3.500%) 8.589%, 2/15/29(2)	5,890	5,662
Envision Healthcare Corp.
(3 month LIBOR + 3.000%) 0.000%, 3/31/27(3)(5)(6)	5,662	41
(3 month Term SOFR + 4.250%) 9.492%, 3/31/27(6)	2,318	492
FINThrive Software Intermediate Holdings, Inc.
(1 month LIBOR + 4.000%) 9.193%, 12/18/28(2)	3,130	2,650
Second Lien (1 month LIBOR + 6.750%) 11.943%, 12/17/29(2)	2,115	1,227
ICON Luxembourg S.a.r.l. (3 month Term SOFR + 2.512%) 7.753%, 7/3/28(2)	13,088	13,081
ICU Medical, Inc. Tranche B (3 month Term SOFR + 2.500%) 7.892%, 1/8/29(2)	4,992	4,931
Indivior Finance S.a r.l. (3 month Term SOFR + 5.512%) 10.753%, 6/30/26(2)	3,832	3,813
Insulet Corp. Tranche B (1 month Term SOFR + 3.364%) 8.467%, 5/4/28(2)	5,428	5,422
Medical Solutions Holdings, Inc. (3 month Term SOFR + 3.350%) 8.614%, 11/1/28(2)	8,335	7,812
Medline Borrower LP (1 month Term SOFR + 3.364%) 8.352%, 10/23/28(2)	11,417	11,278
MJH Healthcare Holdings LLC Tranche B (1 month Term SOFR + 3.600%) 8.702%, 1/28/29(2)	3,378	3,344
MPH Acquisition Holdings LLC (3 month LIBOR + 4.250%) 9.726%, 9/1/28(2)	6,303	5,608
NAPA Management Services Corp. (1 month Term SOFR + 5.250%) 10.142%, 2/23/29(2)	6,419	4,402
National Mentor Holdings, Inc.
First Lien (1-3 month Term SOFR + 3.850%) 8.952% - 9.092%, 3/2/28(2)	5,603	4,213
Tranche C, First Lien (3 month Term SOFR + 3.850%) 9.092%, 3/2/28(2)	168	126
Onex TSG Intermediate Corp. (3 month Term SOFR + 5.012%) 10.057%, 2/28/28(2)	4,365	3,873
Organon & Co. (1 month LIBOR + 3.000%) 8.250%, 6/2/28(2)	10,715	10,698
Perrigo Investments LLC Tranche B (1 month Term SOFR + 2.350%) 7.452%, 4/20/29(2)	1,876	1,859

See Notes to Financial Statements

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value	Value

Health Care—continued
PetIQ, Inc. First Lien (1 month Term SOFR + 4.250%) 9.455%, 4/13/28(2)	$ 4,606	$ 4,260
Physician Partners LLC (3 month Term SOFR + 4.150%) 9.392%, 12/22/28(2)	6,110	5,728
PRA Health Sciences, Inc. (3 month Term SOFR + 2.512%) 7.753%, 7/3/28(2)	3,261	3,259
Sotera Health Holdings LLC
(3 month LIBOR + 2.750%) 8.023%, 12/11/26(2)	5,106	5,020
(3 month Term SOFR + 3.750%) 8.816%, 12/11/26(2)	3,515	3,510
Surgery Center Holdings, Inc. 2021 (1 month LIBOR + 3.750%) 8.896%, 8/31/26(2)	4,820	4,811
Team Health Holdings, Inc. (1 month Term SOFR + 5.250%) 10.352%, 3/2/27(2)	8,602	5,884
		136,943

Housing—4.7%
84 Lumber Co. Tranche B-1 (1 month Term SOFR + 3.000%) 8.217%, 11/13/26(2)	3,704	3,701
ACProducts Holdings, Inc. (3 month Term SOFR + 4.512%) 9.753%, 5/17/28(2)	8,579	7,191
Cushman & Wakefield U.S. Borrower LLC
(1 month Term SOFR + 2.864%) 7.967%, 8/21/25(2)	2,917	2,888
2023-1 (1 month Term SOFR + 3.350%) 8.452%, 1/31/30(2)	3,679	3,560
Empire Today LLC (1 month LIBOR + 5.000%) 10.146%, 4/3/28(2)	3,084	2,438
Foley Products Co. LLC (3 month Term SOFR + 4.750%) 10.142%, 12/29/28(2)	4,923	4,861
Forest City Enterprises LP Tranche B (1 month Term SOFR + 3.500%) 8.602%, 12/8/25(2)	5,611	4,405
Foundation Building Materials, Inc. First Lien (3 month LIBOR + 3.250%) 8.523%, 1/31/28(2)	5,375	5,213
Griffon Corp. Tranche B (3 month Term SOFR + 2.400% - 3 month PRIME + 1.250%) 7.639% - 9.500%, 1/24/29(2)	13,877	13,813
Hunter Douglas Holding B.V. Tranche B-1 (3 month Term SOFR + 3.500%) 8.666%, 2/26/29(2)	3,762	3,558
Oscar Acquisitionco LLC Tranche B (3 month Term SOFR + 4.600%) 9.498%, 4/29/29(2)	7,439	7,259
Smyrna Ready Mix Concrete LLC (1 month Term SOFR + 4.350%) 9.452%, 4/2/29(2)	5,243	5,237
Snap One Holdings Corp. (3 month Term SOFR + 4.650%) 9.892%, 12/8/28(2)	6,271	5,968
	Par Value	Value

Housing—continued
Standard Industries, Inc. (1 month Term SOFR + 2.614%) 7.692%, 9/22/28(2)	$ 4,713	$ 4,707
		74,799

Information Technology—8.8%
Allegro MicroSystems, Inc. (1 month LIBOR + 3.750%) 8.943%, 9/30/27(2)	393	388
Atlas Purchaser, Inc. Second Lien (3 month Term SOFR + 9.000%) 14.500%, 5/7/29(2)	825	412
Bright Bidco B.V. (3 month Term SOFR + 8.000%) 13.045%, 10/31/27(2)	921	451
CDK Global, Inc. (3 month Term SOFR + 4.250%) 9.492%, 7/6/29(2)	5,438	5,419
ConvergeOne Holdings Corp. First Lien (3 month LIBOR + 5.000%) 10.372%, 1/4/26(2)	4,276	2,675
Creation Technologies, Inc. (3 month LIBOR + 5.500%) 10.723%, 10/5/28(2)	6,437	6,115
Digi International, Inc. (1 month Term SOFR + 5.000%) 10.217%, 11/1/28(2)	4,539	4,533
E2Open LLC (1-3 month LIBOR + 3.500%) 8.654% - 8.719%, 2/4/28(2)	5,296	5,266
II-VI, Inc. Tranche B (1 month Term SOFR + 2.864%) 7.967%, 7/2/29(2)	6,747	6,721
Instructure Holdings, Inc. (3 month LIBOR + 2.750%) 7.852%, 10/30/28(2)	4,715	4,712
Lendingtree, Inc. Tranche B (1 month LIBOR + 3.750%) 8.950%, 9/15/28(2)	6,093	4,641
Magenta Buyer LLC
First Lien (3 month LIBOR + 4.750%) 10.030%, 7/27/28(2)	6,570	4,925
Second Lien (3 month LIBOR + 8.250%) 13.530%, 7/27/29(2)	2,540	1,638
Magnite, Inc. (1-3 month LIBOR + 5.000%) 10.154% - 10.476%, 4/28/28(2)	5,739	5,706
McAfee Corp. Tranche B-1 (1 month Term SOFR + 3.850%) 9.010%, 3/1/29(2)	7,895	7,537
Mermaid Bidco, Inc. Tranche B-2 (3 month Term SOFR + 4.500%) 9.776%, 12/22/27(2)	5,967	5,892
MKS Instruments, Inc. Tranche B (1 month Term SOFR + 2.850%) 7.939%, 8/17/29(2)	5,492	5,492
Open Text Corp. (1 month Term SOFR + 3.600%) 8.702%, 1/31/30(2)	12,079	12,130
Orchid Merger Sub II LLC (3 month Term SOFR + 4.900%) 10.142%, 7/27/27(2)	5,161	3,722
Rackspace Technology Global, Inc. Tranche B (1 month Term SOFR + 2.864%) 7.996%, 2/15/28(2)	7,576	3,432
Sabre GLBL, Inc. 2022, Tranche B-2 (1 month Term SOFR + 5.100%) 10.202%, 6/30/28(2)	5,666	4,487
Uber Technologies, Inc. 2023 (3 month Term SOFR + 2.750%) 7.999% - 8.026%, 3/3/30(2)	4,318	4,315

See Notes to Financial Statements

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value	Value

Information Technology—continued
Ultra Clean Holdings, Inc. Tranche B (1 month LIBOR + 3.750%) 8.943%, 8/27/25(2)	$ 12,256	$ 12,244
UST Global, Inc. (1 month Term SOFR + 3.614%) 8.717%, 11/20/28(2)	4,830	4,750
Virtusa Corp.
Tranche B (1 month LIBOR + 3.750%) 9.331%, 2/11/28(2)	7,362	7,261
Tranche B-1 (1 month Term SOFR + 3.750%) 8.852%, 2/15/29(2)	1,185	1,169
Xperi Holding Corp. Tranche B (1 month Term SOFR + 3.614%) 8.717%, 6/8/28(2)	12,254	12,185
		138,218

Manufacturing—1.0%
Chart Industries, Inc. (1 month Term SOFR + 3.850%) 8.941%, 3/15/30(2)	3,342	3,332
Emerald Borrower LP Tranche B (3 month Term SOFR + 3.000%) 8.264%, 5/31/30(2)	3,757	3,753
VM Consolidated, Inc. (1 month Term SOFR + 3.364%) 8.467%, 3/24/28(2)	4,719	4,720
WireCo WorldGroup, Inc. (1 month LIBOR + 4.250%) 9.500%, 11/13/28(2)	4,206	4,180
		15,985

Media / Telecom - Broadcasting—1.0%
Sinclair Television Group, Inc. Tranche B-3 (3 month LIBOR + 3.000%) 0.000%, 4/1/28(2)(3)	1,670	1,349
Terrier Media Buyer, Inc. 2021, Tranche B (3 month Term SOFR + 3.600%) 8.842%, 12/17/26(2)	4,610	4,120
United Talent Agency LLC Tranche B (1 month Term SOFR + 4.114%) 9.217%, 7/7/28(2)	3,329	3,287
Univision Communications, Inc. 2021 (3 month LIBOR + 3.250%) 8.443%, 3/15/26(2)	7,100	7,032
		15,788

Media / Telecom - Cable/Wireless Video—3.9%
Coral-U.S. Co-Borrower LLC Tranche B-5 (1 month LIBOR + 2.250%) 7.443%, 1/31/28(2)	8,184	8,059
CSC Holdings LLC 2017 (1 month LIBOR + 2.250%) 7.443%, 7/17/25(2)	8,341	8,021
DIRECTV Financing LLC (1 month Term SOFR + 5.000%) 10.217%, 8/2/27(2)	9,274	9,057
Intelsat Jackson Holdings S.A. Tranche B (3 month Term SOFR + 4.400%) 9.443%, 2/1/29(2)	9,185	9,139
Radiate Holdco LLC (1 month Term SOFR + 3.250%) 8.467%, 9/25/26(2)	10,268	8,540
Virgin Media Bristol LLC Tranche N (1 month LIBOR + 2.500%) 7.693%, 1/31/28(2)	11,256	11,146
	Par Value	Value

Media / Telecom - Cable/Wireless Video—continued
Ziggo Financing Partnership Tranche I (1 month LIBOR + 2.500%) 7.693%, 4/30/28(2)	$ 7,166	$ 7,048
		61,010

Media / Telecom - Diversified Media—2.6%
Allen Media LLC Tranche B (3 month Term SOFR + 5.650%) 10.892%, 2/10/27(2)	7,673	6,607
Applovin Corp.
(1 month Term SOFR + 3.100%) 8.202%, 10/25/28(2)	5,458	5,440
(1 month Term SOFR + 3.350%) 8.452%, 8/15/25(2)	5,355	5,349
Banijay Group U.S. Holding Tranche B (3 month LIBOR + 5.000%) 0.000%, 3/1/28(2)(3)	6,273	6,225
Deluxe Entertainment Services Group, Inc., PIK Interest Capitalization Second Lien (3 month LIBOR + 8.500%) 14.038%, 9/25/24(5)(6)(7)	4,424	—
Digital Media Solutions LLC (3 month LIBOR + 5.000%) 10.538%, 5/25/26(2)	3,855	2,995
E.W. Scripps Co. (The) Tranche B-2 (1 month Term SOFR + 2.563%) 7.779%, 5/1/26(2)	4,328	4,239
Electronics For Imaging, Inc. First Lien (3 month LIBOR + 5.000%) 10.210%, 7/23/26(2)	12	8
Houghton Mifflin Harcourt Co. Tranche B, First Lien (1 month Term SOFR + 5.350%) 10.452%, 4/9/29(2)	4,699	3,991
MH Sub I LLC
2023 (1 month Term SOFR + 4.250%) 9.352%, 4/25/28(2)	3,750	3,592
Second Lien (1 month Term SOFR + 6.250%) 11.352%, 2/23/29(2)	2,565	2,224
		40,670

Media / Telecom - Telecommunications—5.3%
Altice Financing S.A.
2017 (3 month LIBOR + 2.750%) 8.010%, 7/15/25(2)	1,406	1,378
2022 (3 month Term SOFR + 5.000%) 9.986%, 10/29/27(2)	20,426	19,711
CenturyLink, Inc. Tranche B (1 month Term SOFR + 2.364%) 7.467%, 3/15/27(2)	8,114	6,227
Connect U.S. Finco LLC (1 month LIBOR + 3.500%) 8.700%, 12/11/26(2)	8,350	8,336
Consolidated Communications, Inc. Tranche B-1 (1 month Term SOFR + 3.500%) 8.717%, 10/2/27(2)	3,768	3,317
Guardian U.S. Holdco LLC (3 month Term SOFR + 4.000%) 9.045%, 1/31/30(2)	5,520	5,477
Numericable U.S. LLC Tranche B-14 (3 month Term SOFR + 5.500%) 10.486%, 8/15/28(2)	24,051	21,326
Voyage Digital NZ Ltd. (3 month Term SOFR + 4.250%) 9.362%, 5/11/29(2)	4,118	4,098

See Notes to Financial Statements

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value	Value

Media / Telecom - Telecommunications—continued
Zacapa S.a.r.l. 2022 (3 month Term SOFR + 4.000%) 9.242%, 3/22/29(2)	$ 13,825	$ 13,430
		83,300

Media / Telecom - Wireless Communications—1.1%
Crown Subsea Communications Holding, Inc. (1 month Term SOFR + 5.114%) 10.275%, 4/27/27(2)	4,174	4,165
Patagonia Holdco LLC (3 month Term SOFR + 5.750%) 10.789%, 8/1/29(2)	3,781	3,198
Venga Finance S.a.r.l. (3 month Term SOFR + 5.012%) 10.275%, 6/28/29(2)	10,337	9,902
		17,265

Metals / Minerals—0.9%
AMG Advanced Metallurgical Group N.V. 2021 (1 month Term SOFR + 3.615%) 8.717% - 8.768%, 11/30/28(2)	4,634	4,611
Oxbow Carbon LLC Tranche B (1-3 month Term SOFR + 4.100%) 9.202% - 9.342%, 5/5/30(2)	4,985	4,958
TMS International Corp. Tranche B-4 (1-3 month Term SOFR + 4.750%) 9.852% - 9.795%, 3/2/30(2)	3,965	3,945
		13,514

Retail—1.9%
Academy Ltd. (1 month LIBOR + 3.750%) 8.943%, 11/5/27(2)	2,989	2,992
Ascena Retail Group, Inc. Tranche B (3 month LIBOR + 4.500%) 6.031%, 8/21/22(6)	2,496	8
Belk, Inc. First Lien (3 month LIBOR + 7.500%) 12.976%, 7/31/25(2)	4,375	3,522
Belk, Inc., PIK Interest Capitalization 10.000%, 7/31/25(2)(8)	4,129	475
CWGS Group LLC (1 month LIBOR - Term SOFR + 2.615%) 7.717% - 7.658%, 6/3/28(2)	6,356	6,053
J.C. Penney Corp., Inc. Tranche B (3 month LIBOR + 0.043%) 9.384%, 6/24/24(5)(6)	3,733	4
Jo-Ann Stores LLC Tranche B-1 (3 month LIBOR + 4.750%) 10.018%, 7/7/28(2)	4,317	2,194
LSF9 Atlantis Holdings LLC Tranche B (3 month Term SOFR + 7.250%) 12.492%, 3/31/29(2)	4,396	4,336
Petco Health & Wellness Co., Inc. First Lien (3 month Term SOFR + 3.512%) 8.753%, 3/3/28(2)	4,523	4,486
PetsMart LLC (1 month Term SOFR + 3.850%) 8.952%, 2/11/28(2)	4,706	4,690
Rising Tide Holdings, Inc.
0.000%, 6/1/29(2)(5)	1,372	411
0.000%, 6/1/29(2)(5)	1,346	134
	Par Value	Value

Retail—continued
Tranche A (3 month Term SOFR + 5.000%) 10.264%, 6/1/28(2)	$ 1,355	$ 802
		30,107

Service—8.0%
Adtalem Global Education, Inc. Tranche B (1 month LIBOR + 4.000%) 9.193%, 8/12/28(2)	6,563	6,561
Altisource S.a.r.l. Tranche B (3 month Term SOFR + 9.600%) 14.842%, 4/3/24(2)	3,344	2,667
American Public Education, Inc. (1 month Term SOFR + 5.615%) 10.717%, 3/29/27(2)	2,161	2,074
Apex Group Treasury LLC 9.986%, 7/27/28(2)	597	593
Apex Group Treasury Ltd. First Lien (3 month LIBOR + 3.750%) 9.074%, 7/27/28(2)	4,959	4,891
APX Group, Inc. (1 month PRIME - Term SOFR + 3.365%) 8.455% - 10.500%, 7/10/28(2)	5,083	5,076
ASP Dream Acquisition Co. LLC (1 month Term SOFR + 4.350%) 9.452%, 12/15/28(2)	4,183	4,078
Belfor Holdings, Inc.
First Lien (1 month Term SOFR + 4.114%) 9.217%, 4/6/26(2)	4,397	4,383
Tranche B-2, First Lien (1 month Term SOFR + 4.250%) 9.352%, 4/6/26(2)	4,111	4,111
Camelot U.S. Acquisition I Co. (1 month Term SOFR + 3.114%) 8.217%, 10/30/26(2)	5,574	5,563
Conduent Business Services LLC Tranche B (1 month LIBOR + 4.250%) 9.443%, 10/16/28(2)	4,793	4,705
Dun & Bradstreet Corp. (The)
2022, Tranche B-2 (1 month Term SOFR + 3.250%) 8.334%, 1/18/29(2)	4,313	4,297
Tranche B (1 month Term SOFR + 3.350%) 8.434%, 2/6/26(2)	2,083	2,084
Employbridge Holding Co. Tranche B (3 month LIBOR + 4.750%) 9.928%, 7/19/28(2)	4,908	3,942
Energize Holdco LLC (1 month Term SOFR + 3.864%) 8.967%, 12/8/28(2)	4,586	4,500
EverCommerce Solutions, Inc. (1 month Term SOFR + 3.364%) 8.467%, 7/6/28(2)	3,553	3,538
Fugue Finance LLC (3 month Term SOFR + 4.500%) 9.764%, 1/25/28(2)	4,909	4,890
GFL Environmental, Inc. 2023 (3 month Term SOFR + 3.100%) 8.145%, 5/31/27(2)	3,001	3,000
Lakeland Tours LLC PIK Interest Capitalization First Lien (6 month LIBOR + 8.000%) 13.250%, 9/25/27(2)(5)(7)	111	83
LSF11 Trinity Bidco, Inc. (1 month Term SOFR + 4.500%) 9.647%, 6/14/30(2)	5,550	5,522

See Notes to Financial Statements

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value	Value

Service—continued
National Intergovernmental Purchasing Alliance Co. First Lien (3 month Term SOFR + 3.500%) 8.742%, 5/23/25(2)	$ 4,362	$ 4,334
Paysafe Holdings U.S. Corp. Tranche B-1 (1 month Term SOFR + 2.864%) 7.967%, 6/28/28(2)	9	—
Peraton Corp.
Tranche B, First Lien (1 month Term SOFR + 3.850%) 8.952%, 2/1/28(2)	15,747	15,441
Tranche B-1, Second Lien (3 month Term SOFR + 7.850%) 12.979%, 2/1/29(2)	2,990	2,893
Priority Holdings LLC (3 month LIBOR + 5.750%) 11.226%, 4/27/27(2)	5,445	5,418
Signal Parent, Inc. (1 month Term SOFR + 3.600%) 8.702%, 4/3/28(2)	4,253	3,431
Spin Holdco, Inc. (3 month LIBOR + 4.000%) 9.230%, 3/4/28(2)	3,465	2,958
St. George’s University Scholastic Services LLC (1 month Term SOFR + 3.350%) 8.452%, 2/10/29(2)	4,655	4,612
Summer BC Bidco B LLC Tranche B-2 (3 month Term SOFR + 4.760%) 10.002%, 12/4/26(2)	4,627	4,332
TTF Holdings LLC (1 month LIBOR + 4.000%) 9.250%, 3/31/28(2)	5,525	5,515
		125,492

Transportation - Automotive—2.1%
American Axle & Manufacturing, Inc. Tranche B, First Lien (1-6 month Term SOFR + 3.600%) 8.436% - 8.777%, 12/13/29(2)	5,383	5,363
Autokiniton U.S. Holdings, Inc. Tranche B (1 month Term SOFR + 4.614%) 9.717%, 4/6/28(2)	8,497	8,441
Clarios Global LP 2023 (1 month Term SOFR + 3.750%) 8.852%, 5/6/30(2)	3,800	3,787
Dexko Global, Inc. (3 month Term SOFR + 6.500%) 11.742%, 10/4/28(2)	2,588	2,532
Garrett LX I S.a.r.l. (2 month Term SOFR + 4.500%) 9.730%, 4/30/28(2)	3,000	2,940
ILPEA Parent, Inc. (1 month LIBOR + 4.500%) 9.693%, 6/22/28(2)	4,110	4,043
RVR Dealership Holdings LLC 2022 (3 month Term SOFR + 3.900%) 8.971%, 2/8/28(2)	5,876	5,458
		32,564

Transportation - Land Transportation—0.9%
Daseke Cos., Inc. (1 month Term SOFR + 4.114%) 9.217%, 3/9/28(2)	7,161	7,004
LaserShip, Inc.
First Lien (1 month LIBOR + 4.500%) 9.693%, 5/7/28(2)	5,488	4,501
Second Lien (1 month LIBOR + 7.500%) 12.693%, 5/7/29(2)	3,135	2,194
		13,699

	Par Value	Value

Transportation - Shipping—0.0%
WWEX Uni Topco Holdings LLC Second Lien (1 month Term SOFR + 7.262%) 12.503%, 7/26/29(2)	$ 400	$ 312
Utilities—2.1%
Brookfield WEC Holdings, Inc. (1 month LIBOR + 2.750%) 7.943%, 8/1/25(2)	4,247	4,235
Eastern Power LLC Tranche B (1 month Term SOFR + 3.750%) 8.852%, 10/2/25(2)	6,896	6,620
Granite Generation LLC (1 month LIBOR + 3.750%) 8.943%, 11/9/26(2)	6,435	6,318
Talen Energy Supply, LLC
Tranche B (3 month Term SOFR + 4.500%) 9.590%, 5/17/30(2)	2,977	2,964
Tranche C (3 month Term SOFR + 4.500%) 9.590%, 5/17/30(2)	2,413	2,401
WaterBridge Midstream Operating LLC (3 month LIBOR + 5.750%) 11.005%, 6/22/26(2)	10,123	10,044
		32,582

Total Leveraged Loans (Identified Cost $1,399,657)		1,333,565

	Shares
Preferred Stock—0.9%
Energy—0.9%
Blackbrush Oil & Gas PIK, 1.000%(5)(7)	14,387	14,423
Total Preferred Stock (Identified Cost $4,321)		14,423

Common Stocks—1.3%
Consumer Discretionary—0.5%
Belk, Inc.(5)	1,562	12
Earnout Trust Certificates(5)	2,376	14
TRU Topco Units(5)	1,866	7,281
Wayne Services Legacy, Inc. (5)	2,073	—
		7,307

Energy—0.5%
Blackbrush Oil & Gas(5)	437,150	6,677
Summit Midstream Partners LP(9)	108,293	1,760
		8,437

Financials—0.0%
Copper Property CTL Pass Through Trust(5)	17,816	188
Industrials—0.0%
Internap Holding LLC(5)	681,392	—
Information Technology—0.0%
Bright Bidco(5)	26,953	12

See Notes to Financial Statements

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Shares	Value

Real Estate—0.0%
Hill Street Properties(5)	85,002	$ 425
Utilities—0.3%
Longview Intermediate Holdings LLC(5)	350,306	4,204
Total Common Stocks (Identified Cost $13,915)		20,573

Rights—0.0%
Utilities—0.0%
Vistra Energy Corp., 12/29/49(5)(9)	410,667	424
Total Rights (Identified Cost $554)		424

Warrants—0.0%
Real Estate—0.0%
Hill Street Properties, 04/15/50(5)(9)	144,733	—
Service—0.0%
Altisource Portfolio Solutions S.A. , 05/22/27(9)	37,960	216
Total Warrants (Identified Cost $1)		216

Total Long-Term Investments—94.7% (Identified Cost $1,561,394)		1,493,939

TOTAL INVESTMENTS—94.7% (Identified Cost $1,561,394)		$1,493,939
Other assets and liabilities, net—5.3%		83,603
NET ASSETS—100.0%		$1,577,542

Abbreviations:
CLO	Collateralized Loan Obligation
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PIK	Payment-in-Kind Security
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, these securities amounted to a value of $92,681 or 5.9% of net assets.
(2)	Variable rate security. Rate disclosed is as of June 30, 2023. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	This loan will settle after June 30, 2023, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(4)	84% of the income received was in cash and 16% was in PIK.
(5)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(7)	100% of the income received was in PIK.
(8)	100% of the income received was in cash.
(9)	Non-income producing.

Country Weightings†
United States	88%
Luxembourg	5
Canada	3
France	2
Netherlands	2
Total	100%
† % of total investments as of June 30, 2023.

As of June 30, 2023, the Fund had the following unfunded loan commitments:
Borrower	Par Value	Commitment	Value	Unrealized Appreciation (Depreciation)
ABG Intermediate Holdings 2 LLC, (3 month LIBOR + 2.250%) 0.000%, 12/21/28(1)	$1,284	$1,284	$1,279	$ (5)
AthenaHealth Group, Inc., (1 month Term SOFR + 4.500%) 5.000%, 2/15/29	725	723	697	(26)
Total	$2,009	$2,007	$1,976	$(31)

(1)	This loan will settle after June 30, 2023, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Asset-Backed Securities	$ 4,950	$ —	$ 4,950	$ —
Corporate Bonds and Notes	117,868	—	117,868	—
Leveraged Loans	1,333,565	—	1,328,217	5,348 (1)
Convertible Bonds and Notes	1,920	—	1,920	—
Equity Securities:
Rights	424	—	—	424
Common Stocks	20,573	1,760	—	18,813 (1)
Warrants	216	—	216	— (1)
Preferred Stock	14,423	—	—	14,423
Total Investments	$1,493,939	$1,760	$1,453,171	$39,008

(1)	Includes internally fair valued securities currently priced at zero ($0).
Securities held by the Fund with an end of period value of $4,798 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Securities held by the Fund with an end of period value of $3,730 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value:
	Total	Leveraged Loans	Common Stocks	Preferred Stocks	Warrants	Rights
Investments in Securities
Balance as of December 31, 2022:	$ 40,561	$ 6,690(a)	$ 18,724(a)	$ 14,654	$ —(a)	$ 493
Accrued discount/(premium)	62	25	—	37	—	—
Net realized gain (loss)	(163)	(163)	—	—	—	—
Net change in unrealized appreciation (depreciation)(b)	(44)	(356)	725	(343)	—	(69)
Purchases	2,141	2,701	(636)	75	—	—
Sales (c)	(4,617)	(4,617)	—	—	—	—
Transfers into Level 3(d)	4,798	4,798	—	—	—	—
Transfers from Level 3(d)	(3,730)	(3,730)	—	—	—	—
Balance as of June 30, 2023	$ 39,008	$ 5,348(a)	$ 18,813 (a)	$ 14,423	$ — (a)	$ 424
(a) Includes internally fair valued security currently priced at zero ($0).
(b) The change in unrealized appreciation (depreciation) on investments still held at June 30, 2023, was $2,551.
(c) Includes paydowns on securities.
(d) Transfers into and/or from represent the ending value as of June 30, 2023, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
See Notes to Financial Statements

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at June 30, 2023:
Investments in Securities – Assets	Ending Balance at June 30, 2023	Valuation Technique Used	Unobservable Inputs	Input Values
Preferred Stock:
Blackbrush Oil & Gas PIK	$14,423	Market and Company Comparables	EV Multiples	2.47x (1.44x - 4.16x)
				3.27x (2.24x - 4.65x)
			Illiquidity Discount	15%

Common Stocks:
BlackBrush Oil & Gas	$ 6,677	Market and Company Comparables	EV Multiples	2.47x (1.44x - 4.16x)
				3.27x (2.24x - 4.65x)
			Illiquidity Discount	15%

TRU Topco Units	$ 7,281	Market and Company Comparables	EV Multiples	7.15x (2.88x - 13.91x)
				8.52x (4.28x - 13.13x)
			Precedent Transaction Multiples	7.67x (5.94x - 10.50x)
			Illiquidity Discount	10%

See Notes to Financial Statements

Seix High Grade Municipal Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023
($ reported in thousands)
	Par Value	Value
Municipal Bonds(1)—94.4%
Alabama—4.4%
Jefferson County,
Sales Tax Revenue 5.000%, 9/15/33	$1,000	$ 1,048
Sales Tax Revenue 5.000%, 9/15/35	1,000	1,043
		2,091

California—11.3%
California, State of, General Obligation 5.000%, 10/1/45	1,000	1,131
Chula Vista Elementary School District School Facilities District No 1, General Obligation, Series A 5.000%, 8/1/35	1,520	1,825
San Diego Redevelopment Agency Successor Agency,
Sales Tax Revenue, Series A 5.000%, 9/1/28	500	520
Sales Tax Revenue, Series A 5.000%, 9/1/29	405	422
San Mateo Foster City School District, General Obligation, Series B 4.000%, 8/1/48	1,000	990
San Mateo Foster, City of, Public Financing Authority Revenue 4.000%, 5/1/45	500	499
		5,387

Colorado—6.4%
E-470 Public Highway Authority
Toll Highway Revenue, Series A 5.000%, 9/1/35	800	899
Toll Highway Revenue, Series A 5.000%, 9/1/36	1,000	1,111
Regional Transportation District, Sales Tax Revenue, Series A 5.000%, 1/15/28	1,000	1,062
		3,072

District of Columbia—4.4%
District of Columbia, General Obligation, Series D 5.000%, 6/1/31	1,000	1,063
Metropolitan Washington Airports Authority Aviation Revenue, Series A 5.000%, 10/1/28	1,000	1,011
		2,074

Florida—5.0%
Collier County, Water-Sewer District Revenue, Series S (Pre-Refunded 7/1/26 @ 100) 5.000%, 7/1/33	1,000	1,061
Miami-Dade Seaport Department County Revenue, Senior Bonds Series A 5.250%, 10/1/52	1,000	1,050
Pasco County, Revenue (AGM Insured) 5.750%, 9/1/54	250	283
		2,394

	Par Value	Value

Georgia—4.2%
DeKalb GA Water & Sewerage Revenue County 5.000%, 10/1/43	$1,815	$ 2,018
Idaho—3.9%
Idaho Housing & Finance Association
Series A 4.000%, 7/15/38	250	249
Series A 4.000%, 7/15/39	500	494
Series A 5.250%, 8/15/48	1,000	1,124
		1,867

Illinois—2.3%
Illinois Finance Authority Revenue 5.000%, 7/1/28	1,000	1,076
Maryland—2.4%
Maryland Stadium Authority, Series A 5.000%, 3/1/36	1,000	1,148
Michigan—2.1%
Michigan State Hospital Finance Authority, Revenue, Series 200 4.000%, 11/1/24	1,010	1,019
Mississippi—1.1%
Mississippi, State of, General Obligation, Series C 4.000%, 10/1/37	500	505
New Jersey—4.3%
New Jersey Transportation Trust Fund Authority, Series AA 4.250%, 6/15/44	1,000	989
New Jersey Turnpike Authority Revenue, Series G 5.000%, 1/1/36	1,000	1,076
		2,065

New York—4.8%
City of New York,
General Obligation 5.500%, 5/1/44	1,000	1,148
General Obligation, Series B 5.250%, 10/1/47	500	562
New York City Municipal Water Finance Authority Revenue, Series AA 5.250%, 6/15/52	500	560
		2,270

Oregon—2.2%
Portland, Port of, Airport Revenue, Series 24A 5.000%, 7/1/47	1,000	1,031
Pennsylvania—13.1%
Pennsylvania Economic Development Financing Authority
5.500%, 6/30/40	3,000	3,281
See Notes to Financial Statements

Seix High Grade Municipal Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value	Value

Pennsylvania—continued
Series B 4.000%, 5/15/42	$1,535	$ 1,486
Pennsylvania Turnpike Commission Revenue 5.000%, 12/1/40	1,000	1,110
Pennsylvania Turnpike Commission, Series B 5.250%, 12/1/52	350	382
		6,259

Texas—16.1%
Fort Worth, City of, Water & Sewer System Revenue 5.000%, 2/15/30	1,000	1,095
Georgetown Independent School District, General Obligation (PSF-GTD Insured) 4.125%, 8/15/47	2,000	1,997
Katy Independent School District, General Obligation (PSF-GTD Insured) 4.000%, 2/15/39	500	510
North Texas Municipal Water District Water System Revenue 5.000%, 9/1/32	750	828
Port Authority of Houston of Harris County Texas, General Obligation, Series A 5.000%, 10/1/36	500	530
Texas Water Development Board Revenue 4.650%, 10/15/40	1,000	1,087
University of Texas System Revenue, Series A 4.100%, 7/1/38	1,650	1,650
		7,697

	Par Value	Value

Washington—6.4%
Energy Northwest Revenue, Series A 5.000%, 7/1/34	$2,000	$ 2,065
Washington Health Care Facilities Authority, Series A 5.000%, 8/1/44	940	970
		3,035

Total Municipal Bonds (Identified Cost $45,557)		45,008

Total Long-Term Investments—94.4% (Identified Cost $45,557)		45,008

TOTAL INVESTMENTS—94.4% (Identified Cost $45,557)		$45,008
Other assets and liabilities, net—5.6%		2,693
NET ASSETS—100.0%		$47,701

Abbreviations:
AGM	Assured Guaranty Municipal Corp.
PSF-GTD	Permanent School Fund Guarantee Program

Footnote Legend:
(1)	At June 30, 2023, 6.2% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies.

The following table summarizes the value of the Fund’s investments as of June 30, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2023	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Municipal Bonds	$45,008	$45,008
Total Investments	$45,008	$45,008
There were no securities valued using quoted prices (Level 1) or significant unobservable inputs (Level 3) at June 30, 2023.
There were no transfers into or out of Level 3 related to securities held at June 30, 2023.
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

Seix High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—0.2%
Communication Services—0.2%
DISH Network Corp. 3.375%, 8/15/26	$ 430	$ 218
Total Convertible Bonds and Notes (Identified Cost $415)		218

Corporate Bonds and Notes—91.3%
Communication Services—9.1%
Allen Media LLC 144A 10.500%, 2/15/28(1)	480	247
Altice France S.A. 144A 8.125%, 2/1/27(1)	850	736
ANGI Group LLC 144A 3.875%, 8/15/28(1)(2)	635	518
Cable One, Inc. 144A 4.000%, 11/15/30(1)(2)	1,225	957
CCO Holdings LLC 144A 5.125%, 5/1/27(1)	1,458	1,358
Charter Communications Operating LLC 5.750%, 4/1/48	405	347
CMG Media Corp. 144A 8.875%, 12/15/27(1)	452	317
CSC Holdings LLC
144A 11.250%, 5/15/28(1)	550	533
144A 6.500%, 2/1/29(1)	1,680	1,357
144A 4.625%, 12/1/30(1)	615	274
DISH Network Corp. 144A 11.750%, 11/15/27(1)	1,044	1,019
Gray Television, Inc. 144A 7.000%, 5/15/27(1)	390	333
Iliad Holding SASU
144A 6.500%, 10/15/26(1)	715	675
144A 7.000%, 10/15/28(1)	515	475
LCPR Senior Secured Financing DAC 144A 6.750%, 10/15/27(1)	390	365
Live Nation Entertainment, Inc. 144A 5.625%, 3/15/26(1)	775	757
Match Group Holdings II LLC 144A 4.625%, 6/1/28(1)	370	340
Scripps Escrow II, Inc. 144A 5.375%, 1/15/31(1)	435	307
Sirius XM Radio, Inc. 144A 4.000%, 7/15/28(1)	950	825
ZipRecruiter, Inc. 144A 5.000%, 1/15/30(1)	645	549
		12,289

Consumer Discretionary—20.1%
Ashton Woods USA LLC 144A 4.625%, 4/1/30(1)	495	422
Bath & Body Works, Inc.
6.950%, 3/1/33	480	431
6.750%, 7/1/36	560	504
Caesars Entertainment, Inc.
144A 6.250%, 7/1/25(1)	680	677
144A 8.125%, 7/1/27(1)	1,013	1,037
Carnival Corp.
144A 10.500%, 2/1/26(1)	285	300
144A 4.000%, 8/1/28(1)	1,505	1,334
	Par Value	Value

Consumer Discretionary—continued
FirstCash, Inc.
144A 4.625%, 9/1/28(1)	$ 509	$ 455
144A 5.625%, 1/1/30(1)	936	846
Foot Locker, Inc. 144A 4.000%, 10/1/29(1)	1,060	798
Ford Motor Credit Co. LLC 6.950%, 3/6/26	1,990	2,000
General Motors Financial Co., Inc. 5.400%, 4/6/26	190	188
Installed Building Products, Inc. 144A 5.750%, 2/1/28(1)	1,515	1,427
LGI Homes, Inc. 144A 4.000%, 7/15/29(1)	513	427
Macy’s Retail Holdings LLC 5.125%, 1/15/42	425	288
Marriott Ownership Resorts, Inc. 4.750%, 1/15/28	1,155	1,039
MercadoLibre, Inc. 3.125%, 1/14/31	1,345	1,067
MGM Resorts International 5.500%, 4/15/27	740	709
Michaels Cos., Inc. (The) 144A 5.250%, 5/1/28(1)	1,210	978
NCL Corp., Ltd. 144A 5.875%, 2/15/27(1)	1,065	1,037
New Home Co., Inc. (The) 144A 7.250%, 10/15/25(1)	1,635	1,512
Patrick Industries, Inc. 144A 7.500%, 10/15/27(1)	713	690
Prime Security Services Borrower LLC 144A 5.750%, 4/15/26(1)	927	910
QVC, Inc. 5.450%, 8/15/34	2,110	1,018
Royal Caribbean Cruises Ltd.
3.700%, 3/15/28	815	708
144A 5.500%, 8/31/26(1)	1,089	1,032
144A 5.375%, 7/15/27(1)	190	178
Shea Homes LP 4.750%, 2/15/28	800	710
Signal Parent, Inc. 144A 6.125%, 4/1/29(1)	515	287
Station Casinos LLC 144A 4.500%, 2/15/28(1)	1,518	1,362
Thor Industries, Inc. 144A 4.000%, 10/15/29(1)	515	437
Travel + Leisure Co. 144A 6.625%, 7/31/26(1)	800	794
Upbound Group, Inc. 144A 6.375%, 2/15/29(1)	750	666
VOC Escrow Ltd. 144A 5.000%, 2/15/28(1)	1,005	922
		27,190

Consumer Staples—2.1%
Simmons Foods, Inc. 144A 4.625%, 3/1/29(1)	850	681
Turning Point Brands, Inc. 144A 5.625%, 2/15/26(1)	1,170	1,068
See Notes to Financial Statements

Seix High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value	Value

Consumer Staples—continued
Vector Group Ltd. 144A 5.750%, 2/1/29(1)	$ 1,225	$ 1,066
		2,815

Energy—16.5%
Ascent Resources Utica Holdings LLC
144A 7.000%, 11/1/26(1)	755	731
144A 8.250%, 12/31/28(1)	650	639
California Resources Corp. 144A 7.125%, 2/1/26(1)	1,093	1,098
Callon Petroleum Co.
6.375%, 7/1/26(2)	555	540
144A 8.000%, 8/1/28(1)	495	490
Civitas Resources, Inc. 144A 5.000%, 10/15/26(1)	1,030	971
Comstock Resources, Inc.
144A 6.750%, 3/1/29(1)	308	282
144A 5.875%, 1/15/30(1)	797	692
Crestwood Midstream Partners LP
144A 6.000%, 2/1/29(1)	160	149
144A 7.375%, 2/1/31(1)	240	237
Energy Transfer LP Series B 6.625% (3)	495	379
Ensign Drilling, Inc. 144A 9.250%, 4/15/24(1)	995	966
EQM Midstream Partners LP 144A 6.500%, 7/1/27(1)	1,267	1,250
Hilcorp Energy I LP 144A 6.250%, 11/1/28(1)	1,501	1,413
Magnolia Oil & Gas Operating LLC 144A 6.000%, 8/1/26(1)	2,235	2,162
Nabors Industries, Inc.
5.750%, 2/1/25	230	223
144A 7.375%, 5/15/27(1)	690	657
New Fortress Energy, Inc. 144A 6.750%, 9/15/25(1)	1,435	1,346
Patterson-UTI Energy, Inc. 5.150%, 11/15/29	1,145	1,037
Precision Drilling Corp. 144A 6.875%, 1/15/29(1)	340	307
Rockies Express Pipeline LLC
144A 4.950%, 7/15/29(1)	1,050	961
144A 7.500%, 7/15/38(1)	728	664
SM Energy Co.
6.625%, 1/15/27(2)	390	379
6.500%, 7/15/28	581	558
Tallgrass Energy Partners LP 144A 7.500%, 10/1/25(1)	825	823
Talos Production, Inc. 12.000%, 1/15/26	975	1,020
Transocean Titan Financing Ltd. 144A 8.375%, 2/1/28(1)	342	349
Transocean, Inc. 144A 8.750%, 2/15/30(1)	351	356
Valaris Ltd. 144A 8.375%, 4/30/30(1)	355	356
Vital Energy, Inc. 144A 7.750%, 7/31/29(1)	325	268
	Par Value	Value

Energy—continued
Weatherford International Ltd. 144A 8.625%, 4/30/30(1)	$ 1,079	$ 1,095
		22,398

Financials—19.0%
Alliant Holdings Intermediate LLC 144A 6.750%, 4/15/28(1)	338	335
Altice Financing S.A. 144A 5.000%, 1/15/28(1)	750	599
Altice France Holding S.A. 144A 10.500%, 5/15/27(1)	360	218
AssuredPartners, Inc.
144A 7.000%, 8/15/25(1)	670	662
144A 5.625%, 1/15/29(1)	425	368
Castlelake Aviation Finance DAC 144A 5.000%, 4/15/27(1)	395	350
CCO Holdings LLC 144A 7.375%, 3/1/31(1)(2)	1,628	1,586
CDI Escrow Issuer, Inc. 144A 5.750%, 4/1/30(1)	710	661
Cimpress plc 7.000%, 6/15/26	377	342
Enact Holdings, Inc. 144A 6.500%, 8/15/25(1)	1,371	1,347
Freedom Mortgage Corp. 144A 7.625%, 5/1/26(1)	915	842
Gray Escrow II, Inc. 144A 5.375%, 11/15/31(1)	230	152
Hightower Holding LLC 144A 6.750%, 4/15/29(1)	1,624	1,405
Hilton Grand Vacations Borrower Escrow LLC 144A 5.000%, 6/1/29(1)	570	506
INEOS Finance plc 144A 6.750%, 5/15/28(1)(2)	710	682
Jefferies Finance LLC 144A 5.000%, 8/15/28(1)	440	361
Kinetik Holdings LP 144A 5.875%, 6/15/30(1)	735	699
Level 3 Financing, Inc. 144A 10.500%, 5/15/30(1)	1,050	1,065
LSF11 A5 HoldCo. LLC 144A 6.625%, 10/15/29(1)	445	372
Macy’s Retail Holdings LLC 144A 6.125%, 3/15/32(1)	306	268
MGIC Investment Corp. 5.250%, 8/15/28	430	406
Midcap Financial Issuer Trust 144A 6.500%, 5/1/28(1)	560	498
MPH Acquisition Holdings LLC 144A 5.500%, 9/1/28(1)	665	567
MPT Operating Partnership LP 5.250%, 8/1/26(2)	790	702
Nationstar Mortgage Holdings, Inc. 144A 6.000%, 1/15/27(1)	1,525	1,419
Noble Finance II LLC 144A 8.000%, 4/15/30(1)	325	330
OneMain Finance Corp. 9.000%, 1/15/29	350	353
PennyMac Financial Services, Inc. 144A 5.750%, 9/15/31(1)	700	571

See Notes to Financial Statements

Seix High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value	Value

Financials—continued
Radian Group, Inc. 4.500%, 10/1/24	$ 335	$ 326
Rocket Mortgage LLC
144A 2.875%, 10/15/26(1)	1,445	1,279
144A 4.000%, 10/15/33(1)	505	395
Summit Midstream Holdings LLC 144A 9.000%, 10/15/26(1)(4)	485	471
United Wholesale Mortgage LLC
144A 5.500%, 11/15/25(1)	1,160	1,104
144A 5.500%, 4/15/29(1)	1,610	1,381
Viking Cruises Ltd.
144A 6.250%, 5/15/25(1)	1,080	1,058
144A 9.125%, 7/15/31(1)	340	343
Vistra Operations Co. LLC 144A 5.125%, 5/13/25(1)	1,259	1,227
Vmed O2 UK Financing I plc 144A 4.750%, 7/15/31(1)	530	441
		25,691

Health Care—3.5%
DaVita, Inc. 144A 4.625%, 6/1/30(1)	1,535	1,318
Emergent BioSolutions, Inc. 144A 3.875%, 8/15/28(1)	630	366
Legacy LifePoint Health LLC 144A 6.750%, 4/15/25(1)	285	265
Surgery Center Holdings, Inc. 144A 10.000%, 4/15/27(1)	85	87
Tenet Healthcare Corp.
4.875%, 1/1/26	355	346
6.125%, 10/1/28	870	837
4.375%, 1/15/30	385	347
Teva Pharmaceutical Finance Netherlands III B.V. 4.750%, 5/9/27	555	510
US Acute Care Solutions LLC 144A 6.375%, 3/1/26(1)	710	608
		4,684

Industrials—11.2%
Allegiant Travel Co. 144A 7.250%, 8/15/27(1)	1,385	1,380
American Airlines, Inc.
144A 11.750%, 7/15/25(1)	610	669
144A 5.500%, 4/20/26(1)	1,335	1,323
AmeriGas Partners LP 144A 9.375%, 6/1/28(1)	232	236
BlueLinx Holdings, Inc. 144A 6.000%, 11/15/29(1)	495	433
Brundage-Bone Concrete Pumping Holdings, Inc. 144A 6.000%, 2/1/26(1)	595	563
Chart Industries, Inc. 144A 7.500%, 1/1/30(1)	617	629
Fertitta Entertainment LLC 144A 6.750%, 1/15/30(1)	1,030	877
Foundation Building Materials, Inc. 144A 6.000%, 3/1/29(1)	437	365
Hertz Corp. (The) 144A 4.625%, 12/1/26(1)	449	405
Macquarie Airfinance Holdings Ltd. 144A 8.375%, 5/1/28(1)	340	345
	Par Value	Value

Industrials—continued
Manitowoc Co., Inc. (The) 144A 9.000%, 4/1/26(1)(2)	$ 565	$ 562
Rand Parent LLC 144A 8.500%, 2/15/30(1)	535	484
Spirit AeroSystems, Inc.
144A 7.500%, 4/15/25(1)	338	334
144A 9.375%, 11/30/29(1)	305	326
Terex Corp. 144A 5.000%, 5/15/29(1)	375	349
TMS International Corp. 144A 6.250%, 4/15/29(1)	1,185	995
TransDigm, Inc. 144A 6.250%, 3/15/26(1)	2,685	2,672
Uber Technologies, Inc. 144A 7.500%, 9/15/27(1)	1,828	1,870
XPO, Inc. 144A 6.250%, 6/1/28(1)	345	339
		15,156

Information Technology—1.8%
Cloud Software Group, Inc. 144A 6.500%, 3/31/29(1)	375	334
NCR Corp. 144A 5.125%, 4/15/29(1)	485	430
Seagate HDD Cayman 144A 8.250%, 12/15/29(1)	562	587
Viasat, Inc. 144A 5.625%, 4/15/27(1)	1,065	994
Virtusa Corp. 144A 7.125%, 12/15/28(1)	205	167
		2,512

Materials—3.9%
Allegheny Ludlum LLC 6.950%, 12/15/25	323	326
Ball Corp. 6.000%, 6/15/29	550	546
First Quantum Minerals Ltd. 144A 7.500%, 4/1/25(1)	557	555
Graham Packaging Co., Inc. 144A 7.125%, 8/15/28(1)	680	580
Knife River Corp. 144A 7.750%, 5/1/31(1)	415	420
Mativ Holdings, Inc. 144A 6.875%, 10/1/26(1)	1,400	1,225
Standard Industries, Inc. 144A 5.000%, 2/15/27(1)	1,415	1,349
Warrior Met Coal, Inc. 144A 7.875%, 12/1/28(1)	241	242
		5,243

Real Estate—3.4%
Brookfield Property REIT, Inc.
144A 5.750%, 5/15/26(1)	1,442	1,321
144A 4.500%, 4/1/27(1)	1,000	842
Forestar Group, Inc. 144A 3.850%, 5/15/26(1)	1,180	1,085
Howard Hughes Corp. (The) 144A 5.375%, 8/1/28(1)	1,075	957

See Notes to Financial Statements

Seix High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value	Value

Real Estate—continued
Necessity Retail REIT, Inc. (The) 144A 4.500%, 9/30/28(1)	$ 580	$ 446
		4,651

Utilities—0.7%
Pacific Gas & Electric Co.
4.550%, 7/1/30	235	213
4.950%, 7/1/50	955	750
Venture Global Calcasieu Pass LLC 144A 6.250%, 1/15/30(1)	42	41
		1,004

Total Corporate Bonds and Notes (Identified Cost $131,487)		123,633

Leveraged Loans—5.4%
Aerospace—0.9%
Mileage Plus Holdings LLC (3 month LIBOR + 5.250%) 10.764%, 6/21/27(4)	1,191	1,236
Financial—0.5%
Alliant Holdings Intermediate LLC 2021-2 (1 month LIBOR + 3.500%) 8.650%, 11/5/27(4)	702	697
Financials—0.8%
Asurion LLC
Tranche B-4 (3 month LIBOR + 5.250%) 0.000%, 1/20/29(4)(5)	405	339
Tranche B-8 (3 month LIBOR + 3.250%) 8.788%, 12/23/26(4)	359	345
Broadstreet Partners, Inc. Tranche B-3 (1 month Term SOFR + 3.114%) 8.217%, 1/27/27(4)	348	343
		1,027

Food / Tobacco—0.5%
Domtar Corp. (3 month LIBOR + 5.500%) 0.000%, 11/30/28(4)(5)	700	691
Health Care—0.5%
Medline Borrower LP (1 month Term SOFR + 3.364%) 8.352%, 10/23/28(4)	727	717
Housing—0.5%
ACProducts Holdings, Inc. (3 month Term SOFR + 4.512%) 9.753%, 5/17/28(4)	423	354
Griffon Corp. Tranche B (3 month Term SOFR + 2.400% - 3 month PRIME + 1.250%) 7.639% - 9.500%, 1/24/29(4)	342	341
		695

Information Technology—0.7%
Sabre GLBL, Inc. 2022, Tranche B-2 (1 month Term SOFR + 5.100%) 10.202%, 6/30/28(4)	730	578
	Par Value	Value

Information Technology—continued
Xperi Holding Corp. Tranche B (1 month Term SOFR + 3.614%) 8.717%, 6/8/28(4)	$ 318	$ 317
		895

Media / Telecom - Cable/Wireless Video—1.0%
DIRECTV Financing LLC (1 month Term SOFR + 5.000%) 10.217%, 8/2/27(4)	707	691
Virgin Media Bristol LLC Tranche N (1 month LIBOR + 2.500%) 7.693%, 1/31/28(4)	715	708
		1,399

Total Leveraged Loans (Identified Cost $7,443)		7,357

	Shares
Common Stocks—0.0%
Energy—0.0%
SandRidge Energy, Inc.	159	3
Total Common Stocks (Identified Cost $1)		3

Total Long-Term Investments—96.9% (Identified Cost $139,346)		131,211

Securities Lending Collateral—4.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.997%)(6)(7)	5,689,403	5,689
Total Securities Lending Collateral (Identified Cost $5,689)		5,689

TOTAL INVESTMENTS—101.1% (Identified Cost $145,035)		$136,900
Other assets and liabilities, net—(1.1)%		(1,431)
NET ASSETS—100.0%		$135,469

Abbreviations:
DAC	Designated Activity Company
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

Seix High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, these securities amounted to a value of $104,484 or 77.1% of net assets.
(2)	All or a portion of security is on loan.
(3)	No contractual maturity date.
(4)	Variable rate security. Rate disclosed is as of June 30, 2023. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	This loan will settle after June 30, 2023, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(6)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(7)	Represents security purchased with cash collateral received for securities on loan.
Country Weightings†
United States	88%
Bermuda	4
Liberia	1
France	1
Canada	1
Panama	1
United Kingdom	1
Other	3
Total	100%
† % of total investments as of June 30, 2023.
The following table summarizes the value of the Fund’s investments as of June 30, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$123,633	$ —	$123,633
Leveraged Loans	7,357	—	7,357
Convertible Bonds and Notes	218	—	218
Equity Securities:
Common Stocks	3	3	—
Securities Lending Collateral	5,689	5,689	—
Total Investments	$136,900	$5,692	$131,208
There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2023.
There were no transfers into or out of Level 3 related to securities held at June 30, 2023.
See Notes to Financial Statements

Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—0.1%
Communication Services—0.1%
Liberty Interactive LLC 4.000%, 11/15/29	$ 1,250	$ 300
Total Convertible Bonds and Notes (Identified Cost $1,036)		300

Corporate Bonds and Notes—88.9%
Communication Services—8.6%
Altice France S.A. 144A 8.125%, 2/1/27(1)	1,485	1,286
ANGI Group LLC 144A 3.875%, 8/15/28(1)(2)	1,220	996
Cable One, Inc. 144A 4.000%, 11/15/30(1)(2)	2,424	1,894
CCO Holdings LLC 144A 5.125%, 5/1/27(1)	1,356	1,263
Charter Communications Operating LLC 5.750%, 4/1/48	2,015	1,725
CSC Holdings LLC
144A 11.250%, 5/15/28(1)	635	616
144A 6.500%, 2/1/29(1)	3,023	2,443
DISH Network Corp. 144A 11.750%, 11/15/27(1)	1,856	1,811
Iliad Holding SASU
144A 6.500%, 10/15/26(1)	1,730	1,633
144A 7.000%, 10/15/28(1)	1,135	1,046
Live Nation Entertainment, Inc.
144A 5.625%, 3/15/26(1)	1,545	1,509
144A 3.750%, 1/15/28(1)	1,340	1,196
Match Group Holdings II LLC 144A 4.625%, 6/1/28(1)	655	602
Scripps Escrow II, Inc. 144A 5.375%, 1/15/31(1)	755	532
Sirius XM Radio, Inc. 144A 4.000%, 7/15/28(1)	1,925	1,672
ZipRecruiter, Inc. 144A 5.000%, 1/15/30(1)	1,082	921
		21,145

Consumer Discretionary—22.2%
Ashton Woods USA LLC 144A 4.625%, 4/1/30(1)	969	827
Bath & Body Works, Inc.
6.950%, 3/1/33	863	774
6.750%, 7/1/36	705	634
Caesars Entertainment, Inc.
144A 6.250%, 7/1/25(1)	1,250	1,244
144A 8.125%, 7/1/27(1)	1,820	1,863
Carnival Corp.
144A 10.500%, 2/1/26(1)	485	510
144A 4.000%, 8/1/28(1)	3,639	3,226
Fertitta Entertainment LLC 144A 4.625%, 1/15/29(1)	850	746
FirstCash, Inc.
144A 4.625%, 9/1/28(1)	1,077	962
144A 5.625%, 1/1/30(1)	1,747	1,579
Foot Locker, Inc. 144A 4.000%, 10/1/29(1)	2,206	1,661
	Par Value	Value

Consumer Discretionary—continued
Ford Motor Credit Co. LLC 6.950%, 3/6/26	$ 2,415	$ 2,428
General Motors Financial Co., Inc. 5.400%, 4/6/26	340	336
Graham Holdings Co. 144A 5.750%, 6/1/26(1)	946	927
Installed Building Products, Inc. 144A 5.750%, 2/1/28(1)	2,710	2,552
LGI Homes, Inc. 144A 4.000%, 7/15/29(1)	1,302	1,084
Macy’s Retail Holdings LLC
5.125%, 1/15/42	799	542
144A 6.125%, 3/15/32(1)	492	431
Marriott Ownership Resorts, Inc. 4.750%, 1/15/28	2,060	1,854
MercadoLibre, Inc. 3.125%, 1/14/31	2,360	1,872
MGM Resorts International 5.500%, 4/15/27	1,310	1,255
Michaels Cos., Inc. (The) 144A 5.250%, 5/1/28(1)	1,540	1,244
NCL Corp., Ltd. 144A 5.875%, 2/15/27(1)	2,151	2,094
New Home Co., Inc. (The) 144A 7.250%, 10/15/25(1)	3,065	2,835
Patrick Industries, Inc. 144A 7.500%, 10/15/27(1)	1,320	1,277
Prime Security Services Borrower LLC 144A 5.750%, 4/15/26(1)	1,665	1,634
QVC, Inc. 5.450%, 8/15/34	3,878	1,870
Royal Caribbean Cruises Ltd.
3.700%, 3/15/28	730	635
144A 5.500%, 8/31/26(1)	1,903	1,804
144A 5.375%, 7/15/27(1)	998	933
Shea Homes LP
4.750%, 2/15/28	1,659	1,472
4.750%, 4/1/29	925	803
Station Casinos LLC 144A 4.500%, 2/15/28(1)	2,621	2,353
Thor Industries, Inc. 144A 4.000%, 10/15/29(1)	1,083	919
Travel + Leisure Co. 144A 6.625%, 7/31/26(1)	1,636	1,624
TRI Pointe Group, Inc. 5.875%, 6/15/24	1,030	1,022
Upbound Group, Inc. 144A 6.375%, 2/15/29(1)	1,336	1,186
VOC Escrow Ltd. 144A 5.000%, 2/15/28(1)	2,826	2,593
Winnebago Industries, Inc. 144A 6.250%, 7/15/28(1)	905	887
		54,492

Consumer Staples—2.5%
Simmons Foods, Inc. 144A 4.625%, 3/1/29(1)	1,495	1,198
Turning Point Brands, Inc. 144A 5.625%, 2/15/26(1)	2,485	2,267
See Notes to Financial Statements

Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value	Value

Consumer Staples—continued
Vector Group Ltd. 144A 5.750%, 2/1/29(1)	$ 2,926	$ 2,546
		6,011

Energy—15.0%
Ascent Resources Utica Holdings LLC 144A 7.000%, 11/1/26(1)	2,381	2,304
California Resources Corp. 144A 7.125%, 2/1/26(1)	2,000	2,010
Callon Petroleum Co. 6.375%, 7/1/26(2)	1,285	1,251
Civitas Resources, Inc. 144A 5.000%, 10/15/26(1)	2,057	1,940
Comstock Resources, Inc.
144A 6.750%, 3/1/29(1)	540	494
144A 5.875%, 1/15/30(1)	1,403	1,218
Crestwood Midstream Partners LP
144A 6.000%, 2/1/29(1)	268	250
144A 7.375%, 2/1/31(1)	420	414
Energy Transfer LP Series B 6.625% (3)	936	716
EQM Midstream Partners LP 144A 6.500%, 7/1/27(1)	2,515	2,480
Hilcorp Energy I LP 144A 6.250%, 11/1/28(1)	2,600	2,447
Magnolia Oil & Gas Operating LLC 144A 6.000%, 8/1/26(1)	3,742	3,619
Nabors Industries, Inc. 144A 7.375%, 5/15/27(1)	1,291	1,228
New Fortress Energy, Inc. 144A 6.750%, 9/15/25(1)	2,482	2,328
Patterson-UTI Energy, Inc. 5.150%, 11/15/29	2,028	1,837
Precision Drilling Corp. 144A 6.875%, 1/15/29(1)	674	609
Rockies Express Pipeline LLC
144A 4.950%, 7/15/29(1)	1,540	1,409
144A 7.500%, 7/15/38(1)	1,478	1,349
SM Energy Co.
6.625%, 1/15/27(2)	805	782
6.500%, 7/15/28	1,210	1,162
Tallgrass Energy Partners LP 144A 7.500%, 10/1/25(1)	380	379
Talos Production, Inc. 12.000%, 1/15/26	1,827	1,912
Transocean Titan Financing Ltd. 144A 8.375%, 2/1/28(1)	640	654
Transocean, Inc. 144A 8.750%, 2/15/30(1)	653	663
Valaris Ltd. 144A 8.375%, 4/30/30(1)	636	638
Vital Energy, Inc. 144A 7.750%, 7/31/29(1)	550	454
Weatherford International Ltd. 144A 8.625%, 4/30/30(1)	1,945	1,975
Welltec International ApS 144A 8.250%, 10/15/26(1)	220	223
		36,745

	Par Value	Value

Financials—15.8%
Alliant Holdings Intermediate LLC 144A 6.750%, 4/15/28(1)	$ 598	$ 593
Altice Financing S.A. 144A 5.000%, 1/15/28(1)	2,095	1,674
Castlelake Aviation Finance DAC 144A 5.000%, 4/15/27(1)(2)	647	573
CCO Holdings LLC 144A 7.375%, 3/1/31(1)(2)	2,454	2,391
CDI Escrow Issuer, Inc. 144A 5.750%, 4/1/30(1)	1,265	1,178
Charter Communications Operating LLC 6.484%, 10/23/45	655	616
Enact Holdings, Inc. 144A 6.500%, 8/15/25(1)	2,389	2,347
Freedom Mortgage Corp. 144A 7.625%, 5/1/26(1)	1,582	1,456
Gray Escrow II, Inc. 144A 5.375%, 11/15/31(1)	1,290	855
Hilton Grand Vacations Borrower Escrow LLC 144A 5.000%, 6/1/29(1)	1,054	935
INEOS Finance plc 144A 6.750%, 5/15/28(1)(2)	1,215	1,167
Kinetik Holdings LP 144A 5.875%, 6/15/30(1)	1,345	1,278
LCPR Senior Secured Financing DAC
144A 6.750%, 10/15/27(1)	1,498	1,404
144A 5.125%, 7/15/29(1)	835	702
Level 3 Financing, Inc. 144A 10.500%, 5/15/30(1)	1,904	1,932
MGIC Investment Corp. 5.250%, 8/15/28	809	763
Midcap Financial Issuer Trust 144A 5.625%, 1/15/30(1)	265	210
MPH Acquisition Holdings LLC 144A 5.500%, 9/1/28(1)	637	543
MPT Operating Partnership LP 5.250%, 8/1/26(2)	1,390	1,236
Nationstar Mortgage Holdings, Inc.
144A 6.000%, 1/15/27(1)	2,864	2,664
144A 5.500%, 8/15/28(1)	290	254
Noble Finance II LLC 144A 8.000%, 4/15/30(1)	580	590
OneMain Finance Corp. 9.000%, 1/15/29	605	610
PennyMac Financial Services, Inc. 144A 5.750%, 9/15/31(1)	1,215	991
Radian Group, Inc. 4.500%, 10/1/24	700	681
Rocket Mortgage LLC
144A 2.875%, 10/15/26(1)	2,505	2,217
144A 4.000%, 10/15/33(1)	401	314
Summit Midstream Holdings LLC 144A 9.000%, 10/15/26(1)(4)	1,028	999
United Wholesale Mortgage LLC
144A 5.500%, 11/15/25(1)	2,053	1,953
144A 5.500%, 4/15/29(1)	2,762	2,368
Vistra Operations Co. LLC 144A 5.125%, 5/13/25(1)	2,450	2,389

See Notes to Financial Statements

Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value	Value

Financials—continued
Vmed O2 UK Financing I plc 144A 4.750%, 7/15/31(1)	$ 1,050	$ 873
		38,756

Health Care—3.0%
DaVita, Inc. 144A 4.625%, 6/1/30(1)	2,723	2,338
Legacy LifePoint Health LLC 144A 6.750%, 4/15/25(1)	255	237
Molina Healthcare, Inc. 144A 4.375%, 6/15/28(1)	1,385	1,277
Tenet Healthcare Corp.
4.875%, 1/1/26	637	620
6.125%, 10/1/28	1,645	1,584
4.375%, 1/15/30	651	587
Teva Pharmaceutical Finance Netherlands III B.V. 4.750%, 5/9/27	795	730
		7,373

Industrials—11.1%
Allegiant Travel Co. 144A 7.250%, 8/15/27(1)	1,999	1,992
American Airlines, Inc.
144A 11.750%, 7/15/25(1)	1,155	1,266
144A 5.500%, 4/20/26(1)	5,041	4,994
AmeriGas Partners LP 144A 9.375%, 6/1/28(1)	410	416
BlueLinx Holdings, Inc. 144A 6.000%, 11/15/29(1)	1,057	925
Brundage-Bone Concrete Pumping Holdings, Inc. 144A 6.000%, 2/1/26(1)	1,301	1,232
Chart Industries, Inc. 144A 7.500%, 1/1/30(1)	1,095	1,117
Macquarie Airfinance Holdings Ltd. 144A 8.375%, 5/1/28(1)	574	582
Manitowoc Co., Inc. (The) 144A 9.000%, 4/1/26(1)(2)	1,090	1,084
Rand Parent LLC 144A 8.500%, 2/15/30(1)	874	791
Spirit AeroSystems, Inc.
144A 7.500%, 4/15/25(1)	606	599
144A 9.375%, 11/30/29(1)	538	576
Terex Corp. 144A 5.000%, 5/15/29(1)	660	614
TMS International Corp. 144A 6.250%, 4/15/29(1)	2,289	1,923
TransDigm, Inc. 144A 6.250%, 3/15/26(1)	4,765	4,742
Uber Technologies, Inc.
144A 8.000%, 11/1/26(1)	1,630	1,661
144A 7.500%, 9/15/27(1)	2,105	2,153
XPO, Inc. 144A 6.250%, 6/1/28(1)	608	598
		27,265

Information Technology—1.8%
Cloud Software Group, Inc. 144A 6.500%, 3/31/29(1)	667	594
	Par Value	Value

Information Technology—continued
NCR Corp. 144A 5.125%, 4/15/29(1)	$ 1,312	$ 1,161
Seagate HDD Cayman 144A 8.250%, 12/15/29(1)	740	773
Viasat, Inc. 144A 5.625%, 4/15/27(1)	1,903	1,777
		4,305

Materials—3.8%
Allegheny Ludlum LLC 6.950%, 12/15/25	633	639
Ball Corp. 6.000%, 6/15/29	960	953
First Quantum Minerals Ltd. 144A 7.500%, 4/1/25(1)	1,080	1,076
Knife River Corp. 144A 7.750%, 5/1/31(1)	735	744
Mativ Holdings, Inc. 144A 6.875%, 10/1/26(1)	2,329	2,038
Standard Industries, Inc. 144A 5.000%, 2/15/27(1)	2,530	2,411
Summit Materials LLC 144A 6.500%, 3/15/27(1)	660	656
Warrior Met Coal, Inc. 144A 7.875%, 12/1/28(1)	654	657
		9,174

Real Estate—4.1%
Brookfield Property REIT, Inc.
144A 5.750%, 5/15/26(1)	2,612	2,393
144A 4.500%, 4/1/27(1)	2,790	2,350
Forestar Group, Inc. 144A 3.850%, 5/15/26(1)	3,083	2,833
Howard Hughes Corp. (The) 144A 5.375%, 8/1/28(1)	1,968	1,752
Necessity Retail REIT, Inc. (The) 144A 4.500%, 9/30/28(1)	1,035	796
		10,124

Utilities—1.0%
Pacific Gas & Electric Co.
4.550%, 7/1/30	410	371
4.950%, 7/1/50	2,620	2,058
		2,429

Total Corporate Bonds and Notes (Identified Cost $232,113)		217,819

Leveraged Loans—5.3%
Aerospace—0.9%
Mileage Plus Holdings LLC (3 month LIBOR + 5.250%) 10.764%, 6/21/27(4)	2,242	2,327
Financials—1.3%
Alliant Holdings Intermediate LLC 2021-2 (1 month LIBOR + 3.500%) 8.650%, 11/5/27(4)	1,313	1,305

See Notes to Financial Statements

Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value	Value

Financials—continued
Asurion LLC
Tranche B-4 (3 month LIBOR + 5.250%) 0.000%, 1/20/29(4)(5)	$ 720	$ 602
Tranche B-8 (3 month LIBOR + 3.250%) 8.788%, 12/23/26(4)	638	614
Broadstreet Partners, Inc. Tranche B-3 (1 month Term SOFR + 3.114%) 8.217%, 1/27/27(4)	647	637
		3,158

Food / Tobacco—0.5%
Domtar Corp. (3 month LIBOR + 5.500%) 0.000%, 11/30/28(4)(5)	1,311	1,294
Health Care—0.5%
Medline Borrower LP (1 month Term SOFR + 3.364%) 8.352%, 10/23/28(4)	1,363	1,346
Information Technology—0.7%
Sabre GLBL, Inc. 2022, Tranche B-2 (1 month Term SOFR + 5.100%) 10.202%, 6/30/28(4)	1,362	1,079
Xperi Holding Corp. Tranche B (1 month Term SOFR + 3.614%) 8.717%, 6/8/28(4)	605	601
		1,680

Media / Telecom - Cable/Wireless Video—1.1%
DIRECTV Financing LLC (1 month Term SOFR + 5.000%) 10.217%, 8/2/27(4)	1,300	1,270
Virgin Media Bristol LLC Tranche N (1 month LIBOR + 2.500%) 7.693%, 1/31/28(4)	1,335	1,322
		2,592

Media / Telecom - Diversified Media—0.3%
Applovin Corp. (1 month Term SOFR + 3.100%) 8.202%, 10/25/28(4)	647	645
Total Leveraged Loans (Identified Cost $13,191)		13,042

Total Long-Term Investments—94.3% (Identified Cost $246,340)		231,161

Short-Term Investment—1.6%
U.S. Government Security—1.6%
U.S. Treasury Bill 0.000%, 12/7/23(6)	3,925	3,836
Total Short-Term Investment (Identified Cost $3,835)		3,836

	Shares	Value
Securities Lending Collateral—2.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.997%)(7)(8)	7,220,432	$ 7,220
Total Securities Lending Collateral (Identified Cost $7,220)		7,220

TOTAL INVESTMENTS—98.8% (Identified Cost $257,395)		$242,217
Other assets and liabilities, net—1.2%		2,856
NET ASSETS—100.0%		$245,073

Abbreviations:
DAC	Designated Activity Company
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, these securities amounted to a value of $181,489 or 74.1% of net assets.
(2)	All or a portion of security is on loan.
(3)	No contractual maturity date.
(4)	Variable rate security. Rate disclosed is as of June 30, 2023. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	This loan will settle after June 30, 2023, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(6)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(7)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(8)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	88%
Bermuda	3
France	2
Panama	1
Liberia	1
Ireland	1
United Kingdom	1
Other	3
Total	100%
† % of total investments as of June 30, 2023.

For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$217,819	$ —	$217,819
Leveraged Loans	13,042	—	13,042
U.S. Government Security	3,836	—	3,836
Convertible Bonds and Notes	300	—	300
Securities Lending Collateral	7,220	7,220	—
Total Investments	$242,217	$7,220	$234,997
There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2023.
There were no transfers into or out of Level 3 related to securities held at June 30, 2023.
See Notes to Financial Statements

Seix Investment Grade Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023
($ reported in thousands)
	Par Value	Value
Municipal Bonds(1)—92.7%
Alabama—1.0%
Jefferson County, Sales Tax Revenue 5.000%, 9/15/33	$ 1,500	$ 1,572
California—6.3%
California County Tobacco Securitization Agency Revenue,
Series A 5.000%, 6/1/24	100	102
Series A 5.000%, 6/1/25	200	206
Series A 5.000%, 6/1/27	100	106
Series A 5.000%, 6/1/28	100	107
California, State of, General Obligation 5.000%, 4/1/37	4,000	4,048
Pleasanton Unified School District General Obligation 4.000%, 8/1/43	3,170	3,197
San Mateo Foster City School District, General Obligation, Series B 4.000%, 8/1/48	2,000	1,979
		9,745

Colorado—3.9%
E-470 Public Highway Authority, Series A 5.000%, 9/1/40	1,500	1,516
Gunnison Watershed School District No. Re 1J,
General Obligation (State AID Withholding Insured) 5.000%, 12/1/41	1,165	1,308
General Obligation (State AID Withholding Insured) 5.000%, 12/1/42	1,000	1,118
Regional Transportation District,
Sales Tax Revenue 5.000%, 1/15/27	900	942
Sales Tax Revenue 5.000%, 7/15/27	1,025	1,082
		5,966

Connecticut—1.3%
Connecticut State Health & Educational Facilities Authority Revenue Series A 3.600%, 7/1/42	2,000	2,000
District of Columbia—2.8%
District of Columbia, General Obligation, Series D 5.000%, 6/1/31	2,825	3,001
Metropolitan Washington Airports Authority Aviation Revenue, Series A 5.000%, 10/1/29	1,165	1,266
		4,267

Florida—2.6%
Florida Municipal Power Agency Revenue,
Series A 3.000%, 10/1/32	750	712
Series A 3.000%, 10/1/33	750	701
	Par Value	Value

Florida—continued
Miami-Dade Seaport Department County, Series A 5.000%, 10/1/40	$ 2,500	$ 2,631
		4,044

Idaho—1.6%
Idaho Housing & Finance Association
5.000%, 8/15/39	1,200	1,346
5.000%, 8/15/40	1,000	1,112
		2,458

Illinois—4.4%
Chicago O’Hare International Airport Revenue, Senior Lien, Series D 5.000%, 1/1/26	2,600	2,670
City of Chicago Wastewater Transmission Revenue,
Series A (AGM Insured) 5.250%, 1/1/40	2,650	2,933
Series B (AGM Insured) 5.000%, 1/1/39	1,000	1,097
		6,700

Indiana—2.8%
Indianapolis Local Public Improvement Bond Bank 5.250%, 1/1/41	3,870	4,290
Maryland—3.9%
Anne Arundel County, General Obligation 5.000%, 10/1/30	2,615	2,792
Washington Suburban Sanitary Commission Revenue (CNTY GTD Insured) 5.000%, 6/15/30	3,000	3,257
		6,049

Mississippi—2.4%
Mississippi, State of,
General Obligation, Series C 5.000%, 10/1/36	3,000	3,250
General Obligation, Series C 4.000%, 10/1/37	500	505
		3,755

Missouri—0.5%
Metropolitan St Louis Sewer District Revenue, Series B 5.000%, 5/1/47	750	825
New Jersey—0.7%
New Jersey Economic Development Authority, Series QQQ 4.000%, 6/15/38	1,150	1,143
New York—9.5%
City of New York,
General Obligation 5.500%, 5/1/46	500	572
General Obligation, Series 3 4.210%, 4/1/42	5,000	5,000
See Notes to Financial Statements

Seix Investment Grade Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value	Value

New York—continued
New York City Municipal Water Finance Authority, Series EE 5.000%, 6/15/45	$ 1,445	$ 1,534
New York State Dormitory Authority, Sales Tax Revenue, Series A 5.000%, 3/15/28	2,500	2,531
Port Authority of New York & New Jersey 5.000%, 1/15/38	1,000	1,084
Triborough Bridge & Tunnel Authority,
Series A 5.000%, 5/15/43	2,000	2,204
Series A 5.000%, 5/15/44	1,500	1,648
		14,573

North Carolina—2.1%
Charlotte, City of, 2003 Governmental Facilities Projects 3.960%, 6/1/33	3,150	3,150
North Dakota—2.0%
North Dakota Public Finance Authority Revenue, Series A 5.000%, 10/1/28	3,000	3,062
Ohio—5.3%
Ohio, State of, General Obligation, Series A 5.000%, 6/15/32	7,735	8,128
Oregon—6.6%
Hillsboro School District No. 1J, General Obligation (SCH BD GTY Insured) 5.000%, 6/15/31	1,000	1,077
Oregon State Lottery,
Series A (MORAL OBLG Insured) 5.000%, 4/1/39	1,400	1,593
Series A (MORAL OBLG Insured) 5.000%, 4/1/40	2,750	3,103
Series A (MORAL OBLG Insured) 5.000%, 4/1/41	2,250	2,528
Port of Portland, Airport Revenue,
Series 24B 5.000%, 7/1/26	750	776
Series 24B 5.000%, 7/1/30	1,000	1,047
		10,124

Pennsylvania—7.9%
Lancaster County Hospital Authority Revenue
5.000%, 11/1/37	580	618
5.000%, 11/1/40	1,100	1,160
Pennsylvania Economic Development Financing Authority
5.250%, 6/30/35	750	830
5.500%, 6/30/38	1,000	1,105
5.500%, 6/30/40	500	547
5.500%, 6/30/41	2,000	2,179
(AGM Insured) 5.500%, 6/30/42	1,000	1,103
Series B 4.000%, 5/15/40	1,000	976
	Par Value	Value

Pennsylvania—continued
Series B 4.000%, 5/15/41	$ 1,000	$ 972
Pennsylvania Turnpike Commission,
5.000%, 12/1/39	1,000	1,121
Series B 5.250%, 12/1/41	1,000	1,118
Series B 5.250%, 12/1/52	400	437
		12,166

Texas—14.6%
Brazosport Independent School District, General Obligation (PSF-GTD Insured) 5.000%, 2/15/28	1,080	1,183
Central Texas Regional Mobility Authority Revenue,
Senior Lien, Series E 5.000%, 1/1/29	500	543
Senior Lien, Series E 5.000%, 1/1/30	1,300	1,433
City of Austin,
General Obligation 5.000%, 9/1/28	10	11
General Obligation 5.000%, 9/1/28	1,140	1,261
City of Corpus Christi, Utility System Revenue, Series B 5.000%, 7/15/40	1,450	1,600
City of Dallas, Waterworks & Sewer System Revenue, Series A 5.000%, 10/1/31	6,845	7,225
Clifton Higher Education Finance Corp. (PSF-GTD Insured) 5.000%, 8/15/35	1,715	1,841
Eagle Mountain & Saginaw Independent School District, General Obligation (PSF-GTD Insured) 5.000%, 8/15/28	1,000	1,103
Georgetown Independent School District, General Obligation (PSF-GTD Insured) 4.125%, 8/15/47	2,000	1,997
North Texas Municipal Water District Water System Revenue 5.000%, 9/1/31	500	553
Northwest Independent School District, General Obligation, Series A (PSF-GTD Insured) 5.000%, 2/15/27	2,600	2,674
Wichita Falls Independent School District, General Obligation (PSF-GTD Insured) 4.000%, 2/1/29	1,000	1,055
		22,479

Washington—8.8%
Energy Northwest Revenue, Series A 5.000%, 7/1/34	8,000	8,262
Washington, State of, General Obligation, Series C 5.000%, 2/1/30	5,000	5,251
		13,513

Wisconsin—1.7%
Public Finance Authority
5.000%, 6/1/27	300	313

See Notes to Financial Statements

Seix Investment Grade Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value	Value

Wisconsin—continued
5.000%, 6/1/28	$ 500	$ 528
5.000%, 6/1/29	700	747
5.000%, 6/1/30	1,000	1,076
		2,664

Total Municipal Bonds (Identified Cost $146,212)		142,673

Total Long-Term Investments—92.7% (Identified Cost $146,212)		142,673

	Shares
Short-Term Investment—0.4%
Money Market Mutual Fund—0.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.997%)(2)	590,293	590
Total Short-Term Investment (Identified Cost $590)		590

TOTAL INVESTMENTS—93.1% (Identified Cost $146,802)		$143,263
Other assets and liabilities, net—6.9%		10,663
NET ASSETS—100.0%		$153,926
Abbreviations:
AGM	Assured Guaranty Municipal Corp.
CNTY GTD	County Guarantee Program
PSF-GTD	Permanent School Fund Guarantee Program
SCH BD GTY	School Bond Guaranty

Footnote Legend:
(1)	At June 30, 2023, 20.2% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

The following table summarizes the value of the Fund’s investments as of June 30, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Municipal Bonds	$142,673	$ —	$142,673
Money Market Mutual Fund	590	590	—
Total Investments	$143,263	$590	$142,673
There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2023.
There were no transfers into or out of Level 3 related to securities held at June 30, 2023.
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

Seix Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—39.5%
U.S. Treasury Bonds 3.625%, 2/15/53	$20,356	$ 19,535
U.S. Treasury Notes
0.375%, 7/15/24(1)	3,574	3,394
0.500%, 3/31/25	4,874	4,509
0.250%, 9/30/25	9,499	8,604
3.625%, 5/15/26	13,194	12,872
2.750%, 7/31/27	8,114	7,650
3.625%, 5/31/28	907	887
3.375%, 5/15/33	20,686	19,949
Total U.S. Government Securities (Identified Cost $78,553)		77,400

Mortgage-Backed Securities—37.0%
Agency—34.0%
Federal Home Loan Mortgage Corp.
Pool #A95259 4.000%, 12/1/40	924	890
Pool #G60019 4.500%, 3/1/44	344	338
Pool #Q42921 3.500%, 9/1/46	1,004	937
Pool #Q53881 4.500%, 1/1/48	821	811
Pool #QA3079 3.500%, 10/1/49	477	440
Pool #QA4766 3.500%, 11/1/49	984	923
Pool #QC2692 3.000%, 6/1/51	506	449
Pool #QD9468 3.500%, 4/1/52	583	533
Pool #QE0961 4.000%, 4/1/52	1,187	1,116
Pool #QE1443 4.000%, 5/1/52	1,136	1,068
Pool #QE1985 4.500%, 5/1/52	687	663
Pool #QE2366 5.000%, 5/1/52	349	344
Pool #QE4826 4.500%, 7/1/52	2,043	1,965
Pool #QE9889 5.000%, 9/1/52	686	674
Pool #QE9908 5.500%, 9/1/52	644	643
Pool #QF0346 5.000%, 9/1/52	400	393
Pool #QF8190 6.000%, 2/1/53	944	956
Pool #QF8551 5.500%, 3/1/53	512	510
Pool #QF8817 6.000%, 3/1/53	711	718
Pool #RA2622 3.000%, 5/1/50	335	297
Pool #RA7502 5.000%, 6/1/52	1,533	1,507
Pool #RA8188 4.500%, 11/1/52	1,276	1,227
	Par Value	Value

Agency—continued
Pool #RA8285 4.500%, 10/1/47	$ 1,724	$ 1,669
Pool #SC0203 2.500%, 12/1/41	1,457	1,275
Pool #SD0164 3.500%, 12/1/49	1,774	1,635
Pool #SD1618 5.000%, 9/1/52	3,064	3,005
Pool #ZM5226 3.500%, 12/1/47	523	482
Federal National Mortgage Association
Pool #AB3692 4.000%, 10/1/41	733	702
Pool #AB3878 4.000%, 11/1/41	820	785
Pool #AB5924 3.000%, 8/1/42	1,267	1,135
Pool #BO1277 3.000%, 7/1/49	542	479
Pool #BO1345 3.500%, 8/1/49	1,072	990
Pool #BO1351 4.000%, 8/1/49	411	393
Pool #BT7914 5.000%, 10/1/52	1,725	1,694
Pool #BV3044 3.000%, 2/1/52	1,061	949
Pool #BV8328 3.500%, 5/1/52	515	470
Pool #BW0044 5.000%, 7/1/52	1,137	1,127
Pool #BW3311 4.500%, 7/1/52	1,810	1,743
Pool #BX1225 5.500%, 10/1/52	763	760
Pool #CA5122 3.000%, 2/1/50	1,221	1,088
Pool #CB3110 2.500%, 3/1/47	1,417	1,204
Pool #CB3630 4.000%, 5/1/52	2,166	2,033
Pool #CB3875 3.500%, 6/1/47	1,590	1,455
Pool #CB3922 5.000%, 6/1/52	1,568	1,540
Pool #CB4451 4.000%, 8/1/42	550	526
Pool #FM7290 3.000%, 5/1/51	876	778
Pool #FM7539 3.000%, 6/1/51	1,229	1,092
Pool #FM8210 3.000%, 4/1/50	697	621
Pool #FS1253 4.000%, 4/1/52	1,241	1,167
Pool #FS1383 4.000%, 4/1/52	452	425
Pool #FS1443 3.500%, 4/1/52	2,172	1,984
Pool #FS2249 5.000%, 6/1/52	1,774	1,743
See Notes to Financial Statements

Seix Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value	Value

Agency—continued
Pool #FS2692 5.000%, 8/1/52	$ 1,890	$ 1,864
Pool #FS3262 4.000%, 10/1/46	2,192	2,108
Pool #FS3386 3.500%, 5/1/38	2,107	1,993
Pool #FS3687 5.000%, 11/1/52	1,622	1,608
Government National Mortgage Association
Pool #CO1904 5.000%, 8/15/52	992	1,000
Pool #CO1918 5.500%, 9/15/52	682	694
Pool #CP7106 5.500%, 8/20/52	187	190
Pool #CP7113 5.500%, 9/20/52	153	156
Pool #CR2361 6.000%, 12/15/52	482	506
Pool #CR3025 5.500%, 12/20/52	965	973
Pool #CR9210 5.500%, 1/20/53	687	690
Pool #CS5391 6.000%, 1/20/53	821	838
Pool #CS5448 6.000%, 1/20/53	1,069	1,091
Pool #CS7736 6.000%, 4/20/53	449	460
		66,522

Non-Agency—3.0%
BB-UBS Trust 2012-SHOW, B 144A 3.882%, 11/5/36(2)	1,465	1,374
BWAY Mortgage Trust 2013-1515, A2 144A 3.454%, 3/10/33(2)	1,830	1,694
Goldman Sachs Mortgage Securities Corp. II 2005-ROCK, A 144A 5.366%, 5/3/32(2)	736	713
Goldman Sachs Mortgage Securities Corp. Trust 2018-HULA, A (1 month LIBOR + 0.920%, Cap N/A, Floor 0.920%) 144A 6.110%, 7/15/25(2)(3)	494	487
Morgan Stanley Capital I Trust 2014-150E, A 144A 3.912%, 9/9/32(2)	1,175	945
Wells Fargo Commercial Mortgage Trust 2021-SAVE, A (1 month LIBOR + 1.150%, Cap N/A, Floor 1.150%) 144A 6.343%, 2/15/40(2)(3)	768	722
		5,935

Total Mortgage-Backed Securities (Identified Cost $75,687)		72,457

Asset-Backed Securities—4.2%
Automobiles—0.2%
Ford Credit Auto Owner Trust 2023-1, A 144A 4.850%, 8/15/35(2)	475	465
	Par Value	Value

Credit Card—1.4%
Capital One Multi-Asset Execution Trust 2005-B3, B3 (3 month LIBOR + 0.550%, Cap N/A, Floor 0.550%) 5.810%, 5/15/28(3)	$ 1,560	$ 1,538
Citibank Credit Card Issuance Trust 2017-A6, A6 (1 month LIBOR + 0.770%) 5.988%, 5/14/29(3)	1,230	1,229
		2,767

Other—2.6%
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(2)	554	488
CF Hippolyta Issuer LLC
2020-1, A1 144A 1.690%, 7/15/60(2)	927	831
2020-1, B1 144A 2.280%, 7/15/60(2)	742	663
DB Master Finance LLC 2021-1A, A23 144A 2.791%, 11/20/51(2)	764	605
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(2)	883	810
PSNH Funding LLC 2018-1, A3 3.814%, 2/1/35	255	237
Stack Infrastructure Issuer LLC 2023-1A, A2 144A 5.900%, 3/25/48(2)	160	155
Taco Bell Funding LLC 2021-1A, A23 144A 2.542%, 8/25/51(2)	714	555
Vantage Data Centers LLC 2020-2A, A2 144A 1.992%, 9/15/45(2)	805	677
		5,021

Total Asset-Backed Securities (Identified Cost $9,024)		8,253

Corporate Bonds and Notes—17.8%
Communication Services—0.3%
AT&T, Inc. 3.550%, 9/15/55	812	568
Consumer Discretionary—0.5%
General Motors Financial Co., Inc. 5.850%, 4/6/30	373	370
Hyatt Hotels Corp. 1.800%, 10/1/24	743	707
		1,077

Consumer Staples—2.0%
Kimberly-Clark Corp. 4.500%, 2/16/33	738	736
PepsiCo, Inc. 4.650%, 2/15/53	1,661	1,673
Philip Morris International, Inc. 5.375%, 2/15/33	1,413	1,410
		3,819

Energy—1.5%
Boardwalk Pipelines LP 4.450%, 7/15/27	292	278

See Notes to Financial Statements

Seix Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value	Value

Energy—continued
Enterprise Products Operating LLC 4.200%, 1/31/50	$ 601	$ 502
Pioneer Natural Resources Co. 1.900%, 8/15/30	1,573	1,275
Targa Resources Corp. 4.200%, 2/1/33	512	453
Williams Cos., Inc. (The) 3.500%, 10/15/51	578	399
		2,907

Financials—9.8%
AerCap Ireland Capital DAC 3.000%, 10/29/28	474	410
American Express Co. 3.950%, 8/1/25	481	467
Bank of America Corp.
2.087%, 6/14/29	709	605
2.572%, 10/20/32	835	680
Bank of New York Mellon Corp. (The) 4.414%, 7/24/26	1,132	1,108
BMW U.S. Capital LLC 144A 1.950%, 8/12/31(2)	905	731
BP Capital Markets America, Inc. 4.812%, 2/13/33	1,185	1,168
BPCE S.A. 144A 5.748%, 7/19/33(2)	800	781
Charles Schwab Corp. (The)
5.643%, 5/19/29	394	394
5.853%, 5/19/34	383	389
Daimler Truck Finance North America LLC 144A 2.500%, 12/14/31(2)	567	460
Goldman Sachs Group, Inc. (The) 1.542%, 9/10/27	1,506	1,324
Hartford Financial Services Group, Inc. (The) 2.800%, 8/19/29	566	487
Hyundai Capital America 144A 5.700%, 6/26/30(2)	719	714
John Deere Capital Corp. 5.150%, 3/3/25	437	437
JPMorgan Chase & Co. 0.824%, 6/1/25	945	898
KeyBank N.A. 4.390%, 12/14/27	420	372
Morgan Stanley
0.791%, 1/22/25	644	624
1.593%, 5/4/27	1,269	1,136
Pfizer Investment Enterprises Pte Ltd. 5.300%, 5/19/53	1,276	1,327
PG&E Wildfire Recovery Funding LLC Series A-2 4.263%, 6/1/38	835	794
Sigeco Securitization I LLC Series A1 5.026%, 11/15/38	440	439
U.S. Bancorp 5.727%, 10/21/26	463	463
UBS Group AG 144A 4.751%, 5/12/28(2)	1,005	952
United Airlines Pass-Through-Trust
2020-1, A 5.875%, 4/15/29	770	764
2020-1, B 4.875%, 7/15/27	397	379
	Par Value	Value

Financials—continued
Wells Fargo & Co. 3.526%, 3/24/28	$ 895	$ 835
		19,138

Health Care—1.1%
AbbVie, Inc. 4.250%, 11/21/49	1,061	916
Amgen, Inc.
5.250%, 3/2/33	802	803
5.650%, 3/2/53	452	458
		2,177

Industrials—0.5%
United Parcel Service, Inc. 5.050%, 3/3/53	984	1,001
Materials—1.2%
Air Products & Chemicals, Inc. 4.800%, 3/3/33	886	894
Newmont Corp.
2.250%, 10/1/30	821	673
6.250%, 10/1/39	735	774
		2,341

Real Estate—0.2%
Tanger Properties LP 2.750%, 9/1/31	609	442
Utilities—0.7%
Boardwalk Pipelines LP 3.400%, 2/15/31	386	332
Consolidated Edison Co. of New York, Inc. Series 20B 3.950%, 4/1/50	561	458
Southern Co. (The) Series A 3.700%, 4/30/30	629	577
		1,367

Total Corporate Bonds and Notes (Identified Cost $37,245)		34,837

Total Long-Term Investments—98.5% (Identified Cost $200,509)		192,947

TOTAL INVESTMENTS—98.5% (Identified Cost $200,509)		$192,947
Other assets and liabilities, net—1.5%		2,894
NET ASSETS—100.0%		$195,841

Abbreviations:
CDX.NA.HY	Markit’s North American High Yield CDX Index
DAC	Designated Activity Company
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership

For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

Seix Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
Footnote Legend:
(1)	All or a portion of the security is segregated as collateral for open swap contracts.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, these securities amounted to a value of $14,822 or 7.6% of net assets.
(3)	Variable rate security. Rate disclosed is as of June 30, 2023. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
Centrally cleared credit default swaps - buy protection(1) outstanding as of June 30, 2023 were as follows:
Reference Entity	Payment Frequency	Fixed Rate	Expiration Date	Notional Amount(2)	Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
CDX.NA.HY.39	Quarterly	5.000%	12/20/27	$(11,440)	$ (382)	$ (188)	$—	$ (194)
Total					$ (382)	$ (188)	$—	$ (194)

Footnote Legend:
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either: (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index; or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
The following table summarizes the value of the Fund’s investments as of June 30, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2023	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Asset-Backed Securities	$ 8,253	$ 8,253
Corporate Bonds and Notes	34,837	34,837
Mortgage-Backed Securities	72,457	72,457
U.S. Government Securities	77,400	77,400
Total Assets	192,947	192,947
Liabilities:
Other Financial Instruments:
Centrally Cleared Credit Default Swaps	(382)	(382)
Total Liabilities	(382)	(382)
Total Investments	$192,565	$192,565
There were no securities valued using quoted prices (Level 1) or significant unobservable inputs (Level 3) at June 30, 2023.
There were no transfers into or out of Level 3 related to securities held at June 30, 2023.
See Notes to Financial Statements

Seix U.S. Government Securities Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023
($ reported in thousands)
	Par Value	Value
Mortgage-Backed Securities—96.9%
Agency—96.9%
Federal Home Loan Mortgage Corp.
Pool #1Q1195 (12 month LIBOR + 1.586%, Cap 10.124%, Floor 1.586%) 4.486%, 5/1/37(1)	$ 1,784	$ 1,786
Pool #1Q1420 (12 month LIBOR + 1.788%, Cap 10.653%, Floor 1.788%) 4.703%, 9/1/39(1)	1,245	1,260
Pool #2B5891 (12 month LIBOR + 1.640%, Cap 7.889%, Floor 1.640%) 4.085%, 2/1/47(1)	3,020	2,998
Pool #840337 (12 month LIBOR + 1.594%, Cap 7.669%, Floor 1.594%) 5.401%, 7/1/46(1)	1,535	1,556
Pool #841075 (12 month LIBOR + 1.630%, Cap 8.265%, Floor 1.630%) 3.265%, 1/1/49(1)	9,244	8,660
Pool #841083 (12 month LIBOR + 1.641%, Cap 7.801%, Floor 1.641%) 2.817%, 5/1/49(1)	9,378	9,157
Pool #841345 (12 month LIBOR + 1.626%, Cap 7.652%, Floor 1.626%) 4.029%, 1/1/47(1)	2,081	2,072
Pool #848736 (12 month LIBOR + 1.750%, Cap 9.564%, Floor 1.750%) 4.108%, 5/1/35(1)	4,591	4,609
Pool #848744 (12 month LIBOR + 1.789%, Cap 9.150%, Floor 1.789%) 4.572%, 5/1/34(1)	2,680	2,693
Pool #848747 (12 month LIBOR + 1.867%, Cap 10.024%, Floor 1.867%) 4.727%, 7/1/36(1)	2,455	2,472
Pool #848796 (12 month LIBOR + 1.808%, Cap 9.844%, Floor 1.808%) 4.534%, 5/1/37(1)	4,753	4,778
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
KF29, A (1 month LIBOR + 0.360%, Cap N/A, Floor 0.360%) 5.553%, 2/25/24(1)	3,552	3,547
KF49, A (1 month LIBOR + 0.340%, Cap N/A, Floor 0.340%) 5.533%, 6/25/25(1)	1,806	1,797
KF55, A (1 month LIBOR + 0.510%, Cap N/A, Floor 0.510%) 5.703%, 11/25/25(1)	3,474	3,462
KF60, A (1 month LIBOR + 0.490%, Cap N/A, Floor 0.490%) 5.683%, 2/25/26(1)	1,677	1,672
KF68, A (1 month LIBOR + 0.490%, Cap N/A, Floor 0.490%) 5.683%, 7/25/26(1)	1,093	1,089
KF79, AL (1 month LIBOR + 0.470%, Cap N/A, Floor 0.470%) 5.663%, 5/25/30(1)	14,201	14,075
KF82, AL (1 month LIBOR + 0.370%, Cap N/A, Floor 0.370%) 5.563%, 6/25/30(1)	6,794	6,717
KLU2, AFL (1 month LIBOR + 0.620%, Cap N/A, Floor 0.620%) 5.813%, 6/25/28(1)	3,353	3,352
	Par Value	Value
Agency—continued
Federal Home Loan Mortgage Corp. REMIC
2781, FA (1 month LIBOR + 0.350%, Cap 7.500%, Floor 0.350%) 5.543%, 4/15/34(1)	$ 2,436	$ 2,429
2980, FJ (1 month LIBOR + 0.300%, Cap 7.000%, Floor 0.300%) 5.493%, 11/15/34(1)	5,636	5,528
3107, FC (1 month LIBOR + 0.300%, Cap 7.000%, Floor 0.300%) 5.493%, 6/15/35(1)	296	295
3820, FA (1 month LIBOR + 0.350%, Cap 7.000%, Floor 0.350%) 5.543%, 3/15/41(1)	4,787	4,722
4048, GF (1 month LIBOR + 0.350%, Cap 7.000%, Floor 0.350%) 5.543%, 10/15/40(1)	497	496
4203, PF (1 month LIBOR + 0.250%, Cap 6.500%, Floor 0.250%) 5.443%, 9/15/42(1)	4,817	4,731
4794, WF (1 month LIBOR + 0.350%) 4.152%, 3/15/43(1)	6,698	6,442
4879, DF (1 month LIBOR + 0.400%, Cap 6.500%, Floor 0.400%) 5.593%, 8/15/34(1)	3,952	3,882
Federal National Mortgage Association
2015-M14, FA (1 month LIBOR + 0.620%, Cap N/A, Floor 0.620%) 5.770%, 10/25/25(1)	10,696	10,648
2015-M6, FA (1 month LIBOR + 0.300%, Cap N/A, Floor 0.300%) 5.450%, 1/25/26(1)	12,912	12,833
2016-M9, FA (1 month LIBOR + 0.590%, Cap N/A, Floor 0.590%) 5.722%, 9/25/23(1)	1,109	1,105
Pool #AD0064 (6 month LIBOR + 1.543%, Cap 10.950%, Floor 1.543%) 5.908%, 1/1/35(1)	911	922
Pool #AE0544 (12 month LIBOR + 1.741%, Cap 8.074%, Floor 1.741%) 3.992%, 11/1/40(1)	1,691	1,708
Pool #AL0270 (12 month LIBOR + 1.642%, Cap 10.563%, Floor 1.642%) 3.962%, 8/1/38(1)	726	717
Pool #AL0323 (12 month LIBOR + 1.818%, Cap 8.298%, Floor 1.818%) 5.359%, 6/1/41(1)	1,086	1,101
Pool #AL0960 (12 month LIBOR + 1.692%, Cap 9.772%, Floor 1.692%) 4.391%, 7/1/37(1)	2,820	2,844
Pool #AL1886 (12 month LIBOR + 1.752%, Cap 8.480%, Floor 1.752%) 4.461%, 6/1/42(1)	279	282
Pool #AL2202 (12 month LIBOR + 1.697%, Cap 9.469%, Floor 1.697%) 4.325%, 6/1/36(1)	1,097	1,106
Pool #AL3421 (U.S. Treasury Yield Curve CMT 1 year + 2.375%, Cap 10.750%, Floor 2.375%) 4.754%, 9/1/37(1)	868	866
Pool #AL6516 (12 month LIBOR + 1.759%, Cap 8.716%, Floor 1.759%) 4.030%, 4/1/40(1)	1,935	1,958
See Notes to Financial Statements

Seix U.S. Government Securities Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value	Value
Agency—continued
Pool #AL7477 (12 month LIBOR + 1.798%, Cap 8.622%, Floor 1.798%) 4.215%, 12/1/40(1)	$ 1,485	$ 1,506
Pool #AL7812 (12 month LIBOR + 1.728%, Cap 8.364%, Floor 1.728%) 3.998%, 11/1/40(1)	3,137	3,172
Pool #AL8796 (12 month LIBOR + 1.829%, Cap 8.461%, Floor 1.829%) 4.506%, 9/1/41(1)	3,579	3,628
Pool #AL8827 3.000%, 2/1/29	586	552
Pool #AL8872 (12 month LIBOR + 1.803%, Cap 8.338%, Floor 1.803%) 4.359%, 7/1/42(1)	5,324	5,379
Pool #AN4364 (1 month LIBOR + 0.590%, Cap 98.130%, Floor 0.590%) 5.783%, 1/1/24(1)	2,754	2,744
Pool #BE3734 (12 month LIBOR + 1.620%, Cap 7.896%, Floor 1.620%) 4.437%, 7/1/47(1)	1,788	1,788
Pool #BL5697 (1 month LIBOR + 0.650%, Cap 98.860%, Floor 0.650%) 5.843%, 2/1/30(1)	6,300	6,262
Pool #BL6487 (1 month LIBOR + 0.760%, Cap 98.510%, Floor 0.760%) 5.953%, 4/1/30(1)	14,221	14,094
Pool #BM1805 (12 month LIBOR + 1.605%, Cap 7.826%, Floor 1.605%) 2.826%, 9/1/47(1)	4,824	4,712
Pool #BM3981 (12 month LIBOR + 1.758%, Cap 8.663%, Floor 1.758%) 4.357%, 2/1/42(1)	841	852
Pool #BM4556 (12 month LIBOR + 1.596%, Cap 8.385%, Floor 1.596%) 3.637%, 10/1/48(1)	2,740	2,777
Pool #BM4557 (12 month LIBOR + 1.762%, Cap 7.895%, Floor 1.765%) 4.474%, 5/1/45(1)	2,047	2,057
Pool #BM6855 (12 month LIBOR + 1.618%, Cap 7.566%, Floor 1.618%) 2.570%, 6/1/50(1)	8,814	8,279
Pool #BM7025 (12 month LIBOR + 1.714%, Cap 8.746%, Floor 1.714%) 4.166%, 5/1/42(1)	8,330	8,387
Pool #BS5709 (SOFR30A + 0.460%, Cap N/A, Floor 0.460%) 5.501%, 5/1/29(1)	1,000	991
Pool #BW7240 (SOFR30A + 2.120%, Cap 8.903%, Floor 2.120%) 3.905%, 10/1/52(1)	7,963	7,627
Pool #BX2888 (SOFR30A + 2.110%, Cap 10.224%, Floor 2.110%) 5.224%, 12/1/52(1)	3,746	3,704
Pool #CA3138 (12 month LIBOR + 1.603%, Cap 8.666%, Floor 1.603%) 3.666%, 2/1/49(1)	3,601	3,471
Pool #CA4499 (12 month LIBOR + 1.600%, Cap 7.693%, Floor 1.600%) 2.693%, 9/1/48(1)	1,013	981
	Par Value	Value
Agency—continued
Federal National Mortgage Association REMIC
2005-17, FA (1 month LIBOR + 0.300%, Cap 7.000%, Floor 0.300%) 5.450%, 3/25/35(1)	$ 3,874	$ 3,802
2005-74, NA (1 month LIBOR + 0.420%, Cap 6.500%, Floor 0.420%) 5.570%, 5/25/35(1)	7,074	6,986
2009-66, FP (1 month LIBOR + 0.900%, Cap 7.000%, Floor 0.900%) 6.050%, 9/25/39(1)	4,426	4,444
2010-59, FC (1 month LIBOR + 1.000%, Cap 6.000%, Floor 1.000%) 6.000%, 1/25/40(1)	2,561	2,550
2011-62, LF (1 month LIBOR + 0.400%, Cap 7.000%, Floor 0.400%) 5.550%, 1/25/32(1)	4,652	4,599
2013-34, PF (1 month LIBOR + 0.350%, Cap 6.500%, Floor 0.350%) 5.500%, 8/25/42(1)	3,925	3,879
2016-67, AF (1 month LIBOR + 0.400%, Cap 6.500%, Floor 0.400%) 5.550%, 9/25/46(1)	4,305	4,212
2018-92, AF (1 month LIBOR + 0.400%, Cap 6.500%, Floor 0.400%) 5.550%, 5/25/33(1)	4,665	4,580
2018-96, FC (1 month LIBOR + 0.450%, Cap 6.500%, Floor 0.450%) 5.600%, 10/25/35(1)	4,702	4,623
2019-13, FG (1 month LIBOR + 0.400%, Cap 6.500%, Floor 0.400%) 5.550%, 4/25/49(1)	7,156	6,965
FRESB Mortgage Trust
2016-SB13, A5H (1 month LIBOR + 0.700%, Cap N/A, Floor 0.700%) 5.893%, 1/25/36(1)	6,813	6,770
2019-SB66, A7H 2.390%, 6/25/39(1)	1,490	1,308
Government National Mortgage Association 2009-88, FA (1 month LIBOR + 0.750%, Cap 7.000%, Floor 0.750%) 5.908%, 10/16/39(1)	4,040	4,043
Small Business Administration
Pool #510032 (PRIME minus 2.650%) 5.350%, 6/25/34(1)	1,709	1,704
Pool #510076 (PRIME minus 2.650%) 5.600%, 5/25/27(1)	1,229	1,233
Pool #510083 (PRIME minus 2.650%) 5.350%, 9/25/27(1)	424	426
Pool #510219 (PRIME minus 2.650%) 5.350%, 11/25/28(1)	1,843	1,838
Pool #510228 (PRIME minus 2.500%) 5.500%, 7/25/28(1)	450	453
Pool #510241 (PRIME minus 2.600%) 5.400%, 10/25/27(1)	1,041	1,040
Pool #510254 (PRIME minus 2.600%) 5.400%, 5/25/28(1)	2,814	2,816
Pool #510256 (PRIME minus 2.600%) 5.400%, 12/25/28(1)	3,348	3,352
Pool #510273 (PRIME minus 2.500%) 5.500%, 11/25/28(1)	2,545	2,559

See Notes to Financial Statements

Seix U.S. Government Securities Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value	Value
	Agency—continued
Pool #530251 (PRIME minus 2.375%) 5.625%, 4/25/32(1)	$ 6,640	$ 6,614
	Total Mortgage-Backed Securities (Identified Cost $310,224)	306,126

	Total Long-Term Investments—96.9% (Identified Cost $310,224)	306,126

	TOTAL INVESTMENTS—96.9% (Identified Cost $310,224)	$306,126
	Other assets and liabilities, net—3.1%	9,948
	NET ASSETS—100.0%	$316,074
Abbreviations:
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit
SOFR30A	Secured Overnight Financing Rate 30 Day Average

Footnote Legend:
(1)	Variable rate security. Rate disclosed is as of June 30, 2023. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

Exchange-traded futures contracts as of June 30, 2023 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
Short Contracts:
2 Year U.S. Treasury Note Future	September 2023	(64)	$(13,014)	$174	$—
5 Year U.S. Treasury Note Future	September 2023	(77)	(8,246)	157	—
Total				$331	$—
The following table summarizes the value of the Fund’s investments as of June 30, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Mortgage-Backed Securities	$306,126	$ —	$306,126
Other Financial Instruments:
Futures Contracts	331	331	—
Total Investments	$306,457	$331	$306,126
There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2023.
There were no transfers into or out of Level 3 related to securities held at June 30, 2023.
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

Seix Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023
($ reported in thousands)
	Par Value	Value
Mortgage-Backed Securities—31.1%
Agency—17.6%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
KBF1, A (1 month LIBOR + 0.390%) 5.583%, 7/25/24(1)	$ 247	$ 246
KF68, A (1 month LIBOR + 0.490%, Cap N/A, Floor 0.490%) 5.683%, 7/25/26(1)	1,366	1,362
KLU2, AFL (1 month LIBOR + 0.620%, Cap N/A, Floor 0.620%) 5.813%, 6/25/28(1)	271	271
Federal National Mortgage Association
2014-M2, A2 3.513%, 12/25/23(1)	340	336
2015-M6, FA (1 month LIBOR + 0.300%, Cap N/A, Floor 0.300%) 5.450%, 1/25/26(1)	995	989
Pool #BL0422 (1 month LIBOR + 0.370%, Cap 98.890%, Floor 0.370%) 5.563%, 11/1/23(1)	318	317
Small Business Administration Pool #510273 (PRIME minus 2.500%) 5.500%, 11/25/28(1)	509	512
		4,033

Non-Agency—13.5%
BWAY Mortgage Trust 2013-1515, A1 144A 2.809%, 3/10/33(2)	606	578
Cold Storage Trust 2020-ICE5, A (1 month LIBOR + 0.900%, Cap N/A, Floor 0.900%) 144A 6.093%, 11/15/37(1)(2)	492	483
DBGS Mortgage Trust 2018-BIOD, A (1 month LIBOR + 1.053%, Cap N/A, Floor 0.803%) 144A 6.246%, 5/15/35(1)(2)	640	634
KKR Industrial Portfolio Trust 2021-KDIP, A (1 month Term SOFR + 0.664%, Cap N/A, Floor 0.550%) 144A 5.811%, 12/15/37(1)(2)	362	356
One New York Plaza Trust 2020-1NYP, A (1 month LIBOR + 0.950%, Cap N/A, Floor 0.950%) 144A 6.143%, 1/15/36(1)(2)	500	474
Wells Fargo Commercial Mortgage Trust 2021-SAVE, A (1 month LIBOR + 1.150%, Cap N/A, Floor 1.150%) 144A 6.343%, 2/15/40(1)(2)	591	555
		3,080

Total Mortgage-Backed Securities (Identified Cost $7,226)		7,113

Asset-Backed Securities—15.8%
Automobiles—1.8%
Mercedes-Benz Auto Lease Trust 2021-A, A4 0.320%, 10/15/26	418	417
Credit Card—9.4%
Capital One Multi-Asset Execution Trust 2005-B3, B3 (3 month LIBOR + 0.550%, Cap N/A, Floor 0.550%) 5.810%, 5/15/28(1)	750	740
	Par Value	Value

Credit Card—continued
CARDS II Trust 2021-1A, A 144A 0.602%, 4/15/27(2)	$ 400	$ 383
Citibank Credit Card Issuance Trust 2017-A6, A6 (1 month LIBOR + 0.770%) 5.988%, 5/14/29(1)	730	729
Discover Card Execution Note Trust 2017-A5, A5 (1 month LIBOR + 0.600%) 5.793%, 12/15/26(1)	300	300
		2,152

Other—1.9%
Ford Credit Floorplan Master Owner Trust 2020-1, A2 (1 month LIBOR + 0.500%) 5.693%, 9/15/25(1)	440	440
Student Loan—2.7%
Goal Capital Funding Trust 2010-1, A (3 month LIBOR + 0.700%, Cap N/A, Floor 0.700%) 144A 6.096%, 8/25/48(1)(2)	435	432
SLM Student Loan Trust 2005-7, A4 (3 month LIBOR + 0.150%) 5.405%, 10/25/29(1)	186	185
		617

Total Asset-Backed Securities (Identified Cost $3,625)		3,626

Corporate Bonds and Notes—47.8%
Communication Services—5.9%
AT&T, Inc. 5.539%, 2/20/26	474	474
Verizon Communications, Inc. (SOFR + 0.500%) 5.591%, 3/22/24(1)	430	430
Warnermedia Holdings, Inc. (SOFR + 1.780%) 6.871%, 3/15/24(1)	443	448
		1,352

Consumer Discretionary—1.6%
Hyatt Hotels Corp. 1.800%, 10/1/24	400	381
Consumer Staples—3.6%
PepsiCo, Inc. 3.600%, 3/1/24	500	494
Philip Morris International, Inc. 4.875%, 2/13/26	330	327
		821

Energy—6.1%
Continental Resources, Inc. 144A 2.268%, 11/15/26(2)	541	482
HF Sinclair Corp. 2.625%, 10/1/23	454	450
Williams Cos., Inc. (The) 4.300%, 3/4/24	480	474
		1,406

See Notes to Financial Statements

Seix Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value	Value

Financials—24.9%
AerCap Ireland Capital DAC 1.650%, 10/29/24	$ 505	$ 475
ANZ New Zealand Int’l Ltd. (SOFR + 0.600%) 144A 5.690%, 2/18/25(1)(2)	475	474
Banco Santander S.A. (SOFR + 1.240%) 6.330%, 5/24/24(1)	400	402
Barclays plc 1.007%, 12/10/24	495	483
Charles Schwab Corp. (The) 0.900%, 3/11/26	230	203
Daimler Truck Finance North America LLC (SOFR + 0.750%) 144A 5.841%, 12/13/24(1)(2)	450	449
General Motors Financial Co., Inc.
1.700%, 8/18/23	482	479
5.400%, 4/6/26	139	137
Goldman Sachs Group, Inc. (The) (SOFR + 0.500%) 5.590%, 9/10/24(1)	471	470
Hyundai Capital America 144A 1.000%, 9/17/24(2)	500	470
Morgan Stanley 0.791%, 1/22/25	525	509
UBS AG 144A 0.700%, 8/9/24(2)	500	471
United Airlines Pass-Through-Trust 2020-1, B 4.875%, 7/15/27	709	677
		5,699

Health Care—2.1%
AbbVie, Inc. 3.850%, 6/15/24	250	246
Amgen, Inc. 5.507%, 3/2/26	228	227
		473

Industrials—2.2%
Triton Container International Ltd. 144A 0.800%, 8/1/23(2)	500	498
Utilities—1.4%
Pacific Gas & Electric Co. 3.250%, 2/16/24	324	318
Total Corporate Bonds and Notes (Identified Cost $11,147)		10,948

Total Long-Term Investments—94.7% (Identified Cost $21,998)		21,687

Short-Term Investments—3.3%
Commercial Paper—3.3%
AutoNation, Inc. 5.706%, 7/3/23(3)	250	250
	Par Value	Value

Commercial Paper—continued
Jabil, Inc. 5.927%, 7/5/23(3)	$ 250	$ 250
Targa Resources Corp. 5.937%, 7/7/23(3)	250	249
Total Commercial Paper (Identified Cost $750)		749

Total Short-Term Investments (Identified Cost $750)		749

TOTAL INVESTMENTS—98.0% (Identified Cost $22,748)		$22,436
Other assets and liabilities, net—2.0%		460
NET ASSETS—100.0%		$22,896

Abbreviations:
DAC	Designated Activity Company
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Variable rate security. Rate disclosed is as of June 30, 2023. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, these securities amounted to a value of $6,739 or 29.4% of net assets.
(3)	Rate reflects yield at the time of purchase.

Country Weightings†
United States	86%
Bermuda	2
United Kingdom	2
Ireland	2
New Zealand	2
Switzerland	2
Spain	2
Other	2
Total	100%
† % of total investments as of June 30, 2023.

For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

Seix Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
Exchange-traded futures contracts as of June 30, 2023 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
Short Contracts:
2 Year U.S. Treasury Note Future	September 2023	(1)	$(204)	$3	$—
5 Year U.S. Treasury Note Future	September 2023	(3)	(321)	6	—
Total				$9	$—
The following table summarizes the value of the Fund’s investments as of June 30, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Asset-Backed Securities	$ 3,626	$—	$ 3,626
Commercial Paper	749	—	749
Corporate Bonds and Notes	10,948	—	10,948
Mortgage-Backed Securities	7,113	—	7,113
Other Financial Instruments:
Futures Contracts	9	9	—
Total Investments	$22,445	$ 9	$22,436
There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2023.
There were no transfers into or out of Level 3 related to securities held at June 30, 2023.
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2023
(Reported in thousands except shares and per share amounts)
	Seix Core Bond Fund	Seix Corporate Bond Fund	Seix Floating Rate High Income Fund	Seix High Grade Municipal Bond Fund
Assets
Investment in securities at value(1)	$ 57,974	$ 46,095	$ 1,493,939	$ 45,008
Cash	398	792	19,371	5,126
Due from broker	—	27	—	—
Cash pledged as collateral for cleared swaps	—	146	—	—
Receivables
Investment securities sold	—	—	81,440	—
Fund shares sold	227	7	12,902	87
Dividends and interest	384	531	10,501	513
Securities lending income	4	—	—	—
Prepaid Trustees’ retainer	1	1	29	1
Prepaid expenses	21	15	52	16
Other assets	6	5	167	5
Total assets	59,015	47,619	1,618,401	50,756
Liabilities
Variation margin payable on cleared swaps	—	18	—	—
Payables
Fund shares repurchased	65	127	7,802	40
Investment securities purchased	—	352	30,728	2,961
Dividend distributions	—	—	923	12
Investment advisory fees	1	7	378	6
Distribution and service fees	1	1	14	1
Administration and accounting fees	6	5	131	4
Transfer agent and sub-transfer agent fees and expenses	20	21	344	8
Professional fees	17	23	148	18
Trustee deferred compensation plan	6	5	167	5
Interest expense and/or commitment fees	— (a)	— (a)	—	— (a)
Other accrued expenses	3	2	193	—
Unrealized depreciation on unfunded loan commitments	—	—	31	—
Total liabilities	119	561	40,859	3,055
Net Assets	$ 58,896	$ 47,058	$ 1,577,542	$ 47,701
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 72,134	$ 59,977	$ 2,450,319	$ 49,507
Accumulated earnings (loss)	(13,238)	(12,919)	(872,777)	(1,806)
Net Assets	$ 58,896	$ 47,058	$ 1,577,542	$ 47,701
Net Assets:
Class A	$ 6,311	$ 5,186	$ 31,619	$ 4,373
Class C	$ —	$ 419	$ 8,719	$ —
Class I	$ 50,762	$ 41,377	$ 1,321,967	$ 43,328
Class R6	$ 1,823	$ 76	$ 215,237	$ —
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	667,869	698,777	4,029,377	394,189
Class C	—	56,751	1,110,585	—
Class I	5,370,572	5,604,772	168,436,004	3,907,349
Class R6	192,883	10,256	27,403,505	—
Net Asset Value and Redemption Price Per Share:*
Class A	$ 9.45	$ 7.42	$ 7.85	$ 11.09
Class C	$ —	$ 7.39	$ 7.85	$ —
Class I	$ 9.45	$ 7.38	$ 7.85	$ 11.09
Class R6	$ 9.45	$ 7.38	$ 7.85	$ —
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
June 30, 2023
(Reported in thousands except shares and per share amounts)
	Seix Core Bond Fund	Seix Corporate Bond Fund	Seix Floating Rate High Income Fund	Seix High Grade Municipal Bond Fund
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 9.82	$ 7.71	$ 8.07	$ 11.40
Maximum Sales Charge - Class A	3.75%	3.75%	2.75%	2.75%
(1) Investment in securities at cost	$ 60,294	$ 49,575	$ 1,561,394	$ 45,557

(a)	Amount is less than $500 (not in thousands).
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
June 30, 2023
(Reported in thousands except shares and per share amounts)
	Seix High Income Fund	Seix High Yield Fund	Seix Investment Grade Tax-Exempt Bond Fund	Seix Total Return Bond Fund
Assets
Investment in securities at value(1)(2)	$ 136,900	$ 242,217	$ 143,263	$ 192,947
Cash	2,193	8,000	9,219	3,526
Cash pledged as collateral for cleared swaps	—	—	—	655
Receivables
Investment securities sold	827	683	—	—
Fund shares sold	36	516	172	120
Dividends and interest	2,550	4,309	1,586	1,278
Securities lending income	3	6	—	14
Prepaid Trustees’ retainer	3	4	3	3
Prepaid expenses	17	34	18	17
Other assets	15	26	16	21
Total assets	142,544	255,795	154,277	198,581
Liabilities
Variation margin payable on cleared swaps	—	—	—	83
Due to broker	—	—	—	620
Payables
Fund shares repurchased	218	542	133	242
Investment securities purchased	1,025	2,724	—	1,628
Collateral on securities loaned	5,689	7,220	—	—
Dividend distributions	—	23	85	—
Investment advisory fees	33	57	23	13
Distribution and service fees	4	2	1	1
Administration and accounting fees	12	21	14	17
Transfer agent and sub-transfer agent fees and expenses	45	46	46	64
Professional fees	24	33	27	33
Trustee deferred compensation plan	15	26	16	21
Interest expense and/or commitment fees	— (a)	1	1	1
Other accrued expenses	10	27	5	17
Total liabilities	7,075	10,722	351	2,740
Net Assets	$ 135,469	$ 245,073	$ 153,926	$ 195,841
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 254,569	$ 342,753	$ 164,837	$ 240,752
Accumulated earnings (loss)	(119,100)	(97,680)	(10,911)	(44,911)
Net Assets	$ 135,469	$ 245,073	$ 153,926	$ 195,841
Net Assets:
Class A	$ 15,909	$ 10,989	$ 6,956	$ 6,200
Class I	$ 113,315	$ 193,551	$ 146,970	$ 150,941
Class R6	$ 6,245	$ 40,533	$ —	$ 38,700
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	2,866,982	1,476,443	639,553	632,089
Class I	20,455,089	25,351,224	13,531,528	15,922,622
Class R6	1,128,038	5,306,925	—	4,083,904
Net Asset Value and Redemption Price Per Share:*
Class A	$ 5.55	$ 7.44	$ 10.88	$ 9.81
Class I	$ 5.54	$ 7.63	$ 10.86	$ 9.48
Class R6	$ 5.54	$ 7.64	$ —	$ 9.48
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
June 30, 2023
(Reported in thousands except shares and per share amounts)
	Seix High Income Fund	Seix High Yield Fund	Seix Investment Grade Tax-Exempt Bond Fund	Seix Total Return Bond Fund
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 5.77	$ 7.73	$ 11.19	$ 10.19
Maximum Sales Charge - Class A	3.75%	3.75%	2.75%	3.75%
(1) Investment in securities at cost	$ 145,035	$ 257,395	$ 146,802	$ 200,509
(2) Market value of securities on loan	$ 5,429	$ 6,888	$ —	$ —

(a)	Amount is less than $500 (not in thousands).
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
June 30, 2023
(Reported in thousands except shares and per share amounts)
	Seix U.S. Government Securities Ultra-Short Bond Fund	Seix Ultra-Short Bond Fund
Assets
Investment in securities at value(1)	$ 306,126	$ 22,436
Cash	9,026	572
Due from broker	3	— (a)
Cash pledged as collateral for futures contracts	181	5
Variation margin receivable on futures contracts	2	— (a)
Receivables
Investment securities sold	1,623	16
Fund shares sold	92	24
Dividends and interest	1,102	112
Receivable from adviser	—	3
Prepaid Trustees’ retainer	5	— (a)
Prepaid expenses	17	10
Other assets	34	3
Total assets	318,211	23,181
Liabilities
Payables
Fund shares repurchased	1,724	11
Investment securities purchased	—	246
Dividend distributions	158	—
Investment advisory fees	10	—
Distribution and service fees	3	1
Administration and accounting fees	27	3
Transfer agent and sub-transfer agent fees and expenses	111	3
Professional fees	45	18
Trustee deferred compensation plan	34	3
Interest expense and/or commitment fees	3	— (a)
Other accrued expenses	22	— (a)
Total liabilities	2,137	285
Net Assets	$ 316,074	$ 22,896
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 332,425	$ 24,505
Accumulated earnings (loss)	(16,351)	(1,609)
Net Assets	$ 316,074	$ 22,896
Net Assets:
Class A	$ 11,899	$ 4,497
Class I	$ 257,343	$ 18,399
Class R6	$ 46,832	$ —
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	1,219,422	460,879
Class I	26,376,112	1,886,664
Class R6	4,793,583	—
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
June 30, 2023
(Reported in thousands except shares and per share amounts)
	Seix U.S. Government Securities Ultra-Short Bond Fund	Seix Ultra-Short Bond Fund
Net Asset Value and Redemption Price Per Share:*
Class A	$ 9.76	$ 9.76
Class I	$ 9.76	$ 9.75
Class R6	$ 9.77	$ —
(1) Investment in securities at cost	$ 310,224	$ 22,748

(a)	Amount is less than $500 (not in thousands).
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF OPERATIONS (Unaudited)
SIX MONTHS ENDED June 30, 2023
($ reported in thousands)
	Seix Core Bond Fund	Seix Corporate Bond Fund	Seix Floating Rate High Income Fund	Seix High Grade Municipal Bond Fund
Investment Income
Dividends	$ 42	$ 20	$ 3,039	$ 129
Interest	1,164	976	82,043	611
Securities lending, net of fees	10	— (1)	—	—
Total investment income	1,216	996	85,082	740
Expenses
Investment advisory fees	75	93	3,862	112
Distribution and service fees, Class A	8	6	40	4
Distribution and service fees, Class C	—	2	49	—
Administration and accounting fees	34	28	932	27
Transfer agent fees and expenses	13	10	395	10
Sub-transfer agent fees and expenses, Class A	5	3	16	1
Sub-transfer agent fees and expenses, Class C	—	— (1)	5	—
Sub-transfer agent fees and expenses, Class I	34	30	954	17
Custodian fees	1	— (1)	5	— (1)
Printing fees and expenses	2	2	68	1
Professional fees	15	14	—	14
Interest expense and/or commitment fees	— (1)	— (1)	284	— (1)
Registration fees	14	23	96	12
Trustees’ fees and expenses	3	2	87	1
Miscellaneous expenses	11	10	174	7
Total expenses	215	223	6,967	206
Less net expenses reimbursed and/or waived by investment adviser(2)	(62)	(54)	(1,118)	(73)
Less low balance account fees	— (1)	— (1)	— (1)	—
Net expenses	153	169	5,849	133
Net investment income (loss)	1,063	827	79,233	607
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(1,664)	(4,651)	(20,136)	(232)
Swaps	—	(31)	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	2,018	5,676	46,709	968
Swaps	—	(71)	—	—
Net realized and unrealized gain (loss) on investments	354	923	26,573	736
Net increase (decrease) in net assets resulting from operations	$ 1,417	$ 1,750	$105,806	$1,343

(1)	Amount is less than $500 (not in thousands).
(2)	See Note 4D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF OPERATIONS (Unaudited) (Continued)
SIX MONTHS ENDED June 30, 2023
($ reported in thousands)
	Seix High Income Fund	Seix High Yield Fund	Seix Investment Grade Tax-Exempt Bond Fund	Seix Total Return Bond Fund
Investment Income
Dividends	$ 117	$ 199	$ 81	$ 154
Interest	4,736	8,089	2,184	3,888
Securities lending, net of fees	23	40	—	30
Total investment income	4,876	8,328	2,265	4,072
Expenses
Investment advisory fees	381	566	399	250
Distribution and service fees, Class A	19	14	9	9
Administration and accounting fees	74	132	85	106
Transfer agent fees and expenses	30	55	34	43
Sub-transfer agent fees and expenses, Class A	11	8	2	7
Sub-transfer agent fees and expenses, Class I	83	107	80	103
Custodian fees	1	1	— (1)	1
Printing fees and expenses	5	8	5	7
Professional fees	13	12	11	12
Interest expense and/or commitment fees	1	1	1	1
Registration fees	18	28	16	19
Trustees’ fees and expenses	5	11	6	9
Miscellaneous expenses	17	27	15	24
Total expenses	658	970	663	591
Less net expenses reimbursed and/or waived by investment adviser(2)	(174)	(182)	(247)	(158)
Net expenses	484	788	416	433
Net investment income (loss)	4,392	7,540	1,849	3,639
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(3,442)	(7,903)	(1,116)	(6,170)
Swaps	—	—	—	(150)
Net change in unrealized appreciation (depreciation) on:
Investments	6,748	13,936	2,362	7,655
Swaps	—	—	—	(318)
Net realized and unrealized gain (loss) on investments	3,306	6,033	1,246	1,017
Net increase (decrease) in net assets resulting from operations	$ 7,698	$13,573	$ 3,095	$ 4,656

(1)	Amount is less than $500 (not in thousands).
(2)	See Note 4D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF OPERATIONS (Unaudited) (Continued)
SIX MONTHS ENDED June 30, 2023
($ reported in thousands)
	Seix U.S. Government Securities Ultra-Short Bond Fund	Seix Ultra-Short Bond Fund
Investment Income
Dividends	$ 211	$ 28
Interest	7,833	568
Securities lending, net of fees	—	— (1)
Total investment income	8,044	596
Expenses
Investment advisory fees	364	30
Distribution and service fees, Class A	16	6
Administration and accounting fees	189	18
Transfer agent fees and expenses	78	6
Sub-transfer agent fees and expenses, Class A	2	1
Sub-transfer agent fees and expenses, Class I	190	11
Custodian fees	2	— (1)
Printing fees and expenses	12	1
Professional fees	6	14
Interest expense and/or commitment fees	2	— (1)
Registration fees	37	11
Trustees’ fees and expenses	18	1
Miscellaneous expenses	33	5
Total expenses	949	104
Less net expenses reimbursed and/or waived by investment adviser(2)	(244)	(45)
Less low balance account fees	—	— (1)
Net expenses	705	59
Net investment income (loss)	7,339	537
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(2,897)	(227)
Futures	33	5
Net change in unrealized appreciation (depreciation) on:
Investments	3,057	470
Futures	336	10
Net realized and unrealized gain (loss) on investments	529	258
Net increase (decrease) in net assets resulting from operations	$ 7,868	$ 795

(1)	Amount is less than $500 (not in thousands).
(2)	See Note 4D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS
($ reported in thousands)
	Seix Core Bond Fund		Seix Corporate Bond Fund
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 1,063	$ 1,752	$ 827	$ 1,790
Net realized gain (loss)	(1,664)	(9,177)	(4,682)	(4,172)
Net change in unrealized appreciation (depreciation)	2,018	(5,583)	5,605	(10,602)
Increase (decrease) in net assets resulting from operations	1,417	(13,008)	1,750	(12,984)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(108)	(182)	(79)	(264)
Class C	—	—	(6)	(22)
Class I	(926)	(1,812)	(682)	(2,577)
Class R6	(29)	(58)	(2)	(4)
Total dividends and distributions to shareholders	(1,063)	(2,052)	(769)	(2,867)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	40	(1,085)	70	(1,211)
Class C	—	—	(82)	(165)
Class I	(1,670)	(30,629)	779	(270)
Class R6	246	(558)	—	—
Increase (decrease) in net assets from capital transactions	(1,384)	(32,272)	767	(1,646)
Net increase (decrease) in net assets	(1,030)	(47,332)	1,748	(17,497)
Net Assets
Beginning of period	59,926	107,258	45,310	62,807
End of Period	$ 58,896	$ 59,926	$ 47,058	$ 45,310
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Seix Floating Rate High Income Fund		Seix High Grade Municipal Bond Fund
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 79,233	$ 129,141	$ 607	$ 686
Net realized gain (loss)	(20,136)	(70,206)	(232)	(1,000)
Net change in unrealized appreciation (depreciation)	46,709	(100,928)	968	(4,011)
Increase (decrease) in net assets resulting from operations	105,806	(41,993)	1,343	(4,325)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(1,346)	(1,958)	(65)	(97)
Class C	(380)	(525)	—	—
Class I	(67,061)	(112,225)	(539)	(715)
Class R6	(10,642)	(14,310)	—	—
Total dividends and distributions to shareholders	(79,429)	(129,018)	(604)	(812)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(1,741)	(6,834)	(937)	(843)
Class C	(2,215)	(2,710)	—	—
Class I	(495,768)	(156,322)	4,869	(9,059)
Class R6	(40,163)	13,182	—	—
Increase (decrease) in net assets from capital transactions	(539,887)	(152,684)	3,932	(9,902)
Net increase (decrease) in net assets	(513,510)	(323,695)	4,671	(15,039)
Net Assets
Beginning of period	2,091,052	2,414,747	43,030	58,069
End of Period	$ 1,577,542	$ 2,091,052	$ 47,701	$ 43,030
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Seix High Income Fund		Seix High Yield Fund
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 4,392	$ 9,152	$ 7,540	$ 17,508
Net realized gain (loss)	(3,442)	(13,055)	(7,903)	(29,450)
Net change in unrealized appreciation (depreciation)	6,748	(17,286)	13,936	(32,714)
Increase (decrease) in net assets resulting from operations	7,698	(21,189)	13,573	(44,656)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(468)	(779)	(321)	(620)
Class I	(3,700)	(7,762)	(5,969)	(14,880)
Class R6	(210)	(520)	(1,220)	(1,801)
Total dividends and distributions to shareholders	(4,378)	(9,061)	(7,510)	(17,301)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	2,395	(1,758)	(452)	(4,878)
Class I	(8,058)	(34,634)	(19,495)	(167,635)
Class R6	(626)	(2,805)	(591)	25,085
Increase (decrease) in net assets from capital transactions	(6,289)	(39,197)	(20,538)	(147,428)
Net increase (decrease) in net assets	(2,969)	(69,447)	(14,475)	(209,385)
Net Assets
Beginning of period	138,438	207,885	259,548	468,933
End of Period	$ 135,469	$ 138,438	$ 245,073	$ 259,548
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Seix Investment Grade Tax-Exempt Bond Fund		Seix Total Return Bond Fund
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 1,849	$ 2,935	$ 3,639	$ 6,476
Net realized gain (loss)	(1,116)	(6,245)	(6,320)	(31,538)
Net change in unrealized appreciation (depreciation)	2,362	(13,344)	7,337	(19,065)
Increase (decrease) in net assets resulting from operations	3,095	(16,654)	4,656	(44,127)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(76)	(101)	(108)	(275)
Class I	(1,764)	(3,038)	(2,564)	(6,643)
Class R6	—	—	(702)	(1,588)
Total dividends and distributions to shareholders	(1,840)	(3,139)	(3,374)	(8,506)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(188)	104	(1,578)	(2,431)
Class I	(6,718)	(77,498)	(2,712)	(80,987)
Class R6	—	—	(2,801)	(41,381)
Increase (decrease) in net assets from capital transactions	(6,906)	(77,394)	(7,091)	(124,799)
Net increase (decrease) in net assets	(5,651)	(97,187)	(5,809)	(177,432)
Net Assets
Beginning of period	159,577	256,764	201,650	379,082
End of Period	$ 153,926	$ 159,577	$ 195,841	$ 201,650
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Seix U.S. Government Securities Ultra-Short Bond Fund		Seix Ultra-Short Bond Fund
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 7,339	$ 7,769	$ 537	$ 700
Net realized gain (loss)	(2,864)	(4,995)	(222)	(475)
Payment by affiliates	—	—	—	10
Net change in unrealized appreciation (depreciation)	3,393	(11,781)	480	(749)
Increase (decrease) in net assets resulting from operations	7,868	(9,007)	795	(514)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(239)	(169)	(90)	(76)
Class I	(5,862)	(5,968)	(447)	(624)
Class R6	(1,243)	(1,629)	—	—
Total dividends and distributions to shareholders	(7,344)	(7,766)	(537)	(700)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(1,717)	(1,338)	(574)	105
Class I	(86,861)	(353,233)	(7,166)	(12,525)
Class R6	(28,228)	(79,694)	—	—
Increase (decrease) in net assets from capital transactions	(116,806)	(434,265)	(7,740)	(12,420)
Net increase (decrease) in net assets	(116,282)	(451,038)	(7,482)	(13,634)
Net Assets
Beginning of period	432,356	883,394	30,378	44,012
End of Period	$ 316,074	$ 432,356	$ 22,896	$ 30,378
See Notes to Financial Statements

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payments from Affiliates	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)

Seix Core Bond Fund
Class A
1/1/23 to 6/30/23(6)	$ 9.40	0.16	0.05	0.21	(0.16)	—	—	(0.16)	—	0.05	$ 9.45	2.26%	$ 6,311	0.64%	0.98%	3.42%	99%
1/1/22 to 12/31/22	11.20	0.21	(1.75)	(1.54)	(0.22)	—	(0.04)	(0.26)	—	(1.80)	9.40	(13.85)	6,240	0.66 (7)	0.95	2.13	175
1/1/21 to 12/31/21	11.52	0.09	(0.26)	(0.17)	(0.09)	—	(0.06)	(0.15)	—	(0.32)	11.20	(1.43)	8,651	0.64	0.88	0.82	149
1/1/20 to 12/31/20	10.91	0.10	0.87	0.97	(0.11)	—	(0.25)	(0.36)	—	0.61	11.52	8.91	10,943	0.64	0.89	0.88	221
1/1/19 to 12/31/19	10.36	0.22	0.55	0.77	(0.22)	—	—	(0.22)	—	0.55	10.91	7.48	9,183	0.64	0.91	2.03	197
1/1/18 to 12/31/18	10.63	0.22	(0.25)	(0.03)	(0.23)	(0.01)	—	(0.24)	—	(0.27)	10.36	(0.28)	5,993	0.64	0.89	2.18	172
Class I
1/1/23 to 6/30/23(6)	$ 9.40	0.17	0.05	0.22	(0.17)	—	—	(0.17)	—	0.05	$ 9.45	2.33%	$ 50,762	0.50%	0.69%	3.56%	99%
1/1/22 to 12/31/22	11.20	0.22	(1.75)	(1.53)	(0.23)	—	(0.04)	(0.27)	—	(1.80)	9.40	(13.72)	52,113	0.51 (7)	0.66	2.21	175
1/1/21 to 12/31/21	11.53	0.11	(0.27)	(0.16)	(0.11)	—	(0.06)	(0.17)	—	(0.33)	11.20	(1.38)	96,081	0.50	0.60	0.94	149
1/1/20 to 12/31/20	10.91	0.10	0.89	0.99	(0.12)	—	(0.25)	(0.37)	—	0.62	11.53	9.15	187,741	0.50	0.59	0.90	221
1/1/19 to 12/31/19	10.36	0.24	0.54	0.78	(0.23)	—	—	(0.23)	—	0.55	10.91	7.63	93,576	0.50	0.64	2.21	197
1/1/18 to 12/31/18	10.63	0.24	(0.26)	(0.02)	(0.24)	(0.01)	—	(0.25)	—	(0.27)	10.36	(0.14)	136,247	0.50	0.62	2.31	172
Class R6
1/1/23 to 6/30/23(6)	$ 9.40	0.18	0.05	0.23	(0.18)	—	—	(0.18)	—	0.05	$ 9.45	2.40%	$ 1,823	0.36%	0.56%	3.71%	99%
1/1/22 to 12/31/22	11.20	0.24	(1.75)	(1.51)	(0.25)	—	(0.04)	(0.29)	—	(1.80)	9.40	(13.60)	1,573	0.38 (7)	0.53	2.40	175
1/1/21 to 12/31/21	11.53	0.13	(0.27)	(0.14)	(0.13)	—	(0.06)	(0.19)	—	(0.33)	11.20	(1.24)	2,526	0.36	0.48	1.12	149
1/1/20 to 12/31/20	10.91	0.14	0.87	1.01	(0.14)	—	(0.25)	(0.39)	—	0.62	11.53	9.31	1,539	0.36	0.49	1.21	221
1/1/19 to 12/31/19	10.36	0.23	0.57	0.80	(0.25)	—	—	(0.25)	—	0.55	10.91	7.78	2,025	0.36	0.50	2.12	197
1/1/18 to 12/31/18	10.63	0.25	(0.26)	(0.01)	(0.25)	(0.01)	—	(0.26)	—	(0.27)	10.36	(0.02)	114	0.36	0.48	2.40	172

Seix Corporate Bond Fund
Class A
1/1/23 to 6/30/23(6)	$ 7.26	0.12	0.15	0.27	(0.11)	—	—	(0.11)	—	0.16	$ 7.42	3.78%	$ 5,186	0.94%	1.15%	3.34%	77%
1/1/22 to 12/31/22	9.33	0.22	(1.93)	(1.71)	(0.20)	—	(0.16)	(0.36)	—	(2.07)	7.26	(18.45)	5,008	0.97 (7)	1.15	2.77	99
1/1/21 to 12/31/21	9.89	0.18	(0.37)	(0.19)	(0.16)	—	(0.21)	(0.37)	—	(0.56)	9.33	(1.90)	7,806	0.95	1.04	1.85	164
1/1/20 to 12/31/20	8.95	0.20	1.34	1.54	(0.24)	—	(0.36)	(0.60)	—	0.94	9.89	17.44	8,765	0.95	1.03	2.07	135
1/1/19 to 12/31/19	8.15	0.23	0.78	1.01	(0.21)	—	—	(0.21)	—	0.80	8.95	12.47	5,599	0.95	1.10	2.69	118
1/1/18 to 12/31/18	8.76	0.26	(0.60)	(0.34)	(0.25)	—	(0.02)	(0.27)	—	(0.61)	8.15	(3.90)	345	0.95	1.35	3.08	299
Class C
1/1/23 to 6/30/23(6)	$ 7.23	0.10	0.15	0.25	(0.09)	—	—	(0.09)	—	0.16	$ 7.39	3.43%	$ 419	1.65%	1.89%	2.64%	77%
1/1/22 to 12/31/22	9.29	0.16	(1.92)	(1.76)	(0.14)	—	(0.16)	(0.30)	—	(2.06)	7.23	(19.00)	490	1.66 (7)	1.89	2.05	99
1/1/21 to 12/31/21	9.84	0.11	(0.36)	(0.25)	(0.09)	—	(0.21)	(0.30)	—	(0.55)	9.29	(2.50)	819	1.65	1.76	1.14	164
1/1/20 to 12/31/20	8.91	0.13	1.33	1.46	(0.17)	—	(0.36)	(0.53)	—	0.93	9.84	16.57	1,365	1.65	1.78	1.34	135
1/1/19 to 12/31/19	8.11	0.16	0.78	0.94	(0.14)	—	—	(0.14)	—	0.80	8.91	11.60	671	1.65	1.84	1.87	118
1/1/18 to 12/31/18	8.72	0.20	(0.60)	(0.40)	(0.19)	—	(0.02)	(0.21)	—	(0.61)	8.11	(4.61)	5,459	1.65	2.12	2.37	299
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payments from Affiliates	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)
Seix Corporate Bond Fund (Continued)
Class I
1/1/23 to 6/30/23(6)	$ 7.22	0.13	0.15	0.28	(0.12)	—	—	(0.12)	—	0.16	$ 7.38	3.92%	$ 41,377	0.70%	0.93%	3.58%	77%
1/1/22 to 12/31/22	9.28	0.24	(1.92)	(1.68)	(0.22)	—	(0.16)	(0.38)	—	(2.06)	7.22	(18.25)	39,738	0.72 (7)	0.98	3.02	99
1/1/21 to 12/31/21	9.84	0.20	(0.37)	(0.17)	(0.18)	—	(0.21)	(0.39)	—	(0.56)	9.28	(1.67)	54,087	0.70	0.77	2.07	164
1/1/20 to 12/31/20	8.90	0.22	1.35	1.57	(0.27)	—	(0.36)	(0.63)	—	0.94	9.84	17.82	103,866	0.70	0.80	2.26	135
1/1/19 to 12/31/19	8.11	0.25	0.77	1.02	(0.23)	—	—	(0.23)	—	0.79	8.90	12.66	32,896	0.70	0.86	2.90	118
1/1/18 to 12/31/18	8.73	0.27	(0.60)	(0.33)	(0.27)	—	(0.02)	(0.29)	—	(0.62)	8.11	(3.81)	35,244	0.70	1.03	3.33	299
Class R6
1/1/23 to 6/30/23(6)	$ 7.22	0.14	0.15	0.29	(0.13)	—	—	(0.13)	—	0.16	$ 7.38	4.06%	$ 76	0.42%	0.80%	3.85%	77%
1/1/22 to 12/31/22	9.28	0.26	(1.92)	(1.66)	(0.24)	—	(0.16)	(0.40)	—	(2.06)	7.22	(18.02)	74	0.45 (7)	0.78	3.31	99
1/1/21 to 12/31/21	9.83	0.23	(0.36)	(0.13)	(0.21)	—	(0.21)	(0.42)	—	(0.55)	9.28	(1.31)	95	0.43	0.70	2.37	164
10/20/20 (8) to 12/31/20	9.75	0.05	0.41	0.46	(0.10)	—	(0.28)	(0.38)	—	0.08	9.83	4.75	101	0.43	0.71	2.51	135 (9)

Seix Floating Rate High Income Fund
Class A
1/1/23 to 6/30/23(6)	$ 7.74	0.33	0.11	0.44	(0.33)	—	—	(0.33)	—	0.11	$ 7.85	5.76%	$ 31,619	0.96% (10)	1.00%	8.40%	19%
1/1/22 to 12/31/22	8.23	0.38	(0.48)	(0.10)	(0.39)	—	—	(0.39)	—	(0.49)	7.74	(1.20)	32,916	0.97 (7)(10)(11)	0.97	4.84	57
1/1/21 to 12/31/21	8.09	0.28	0.13	0.41	(0.27)	—	—	(0.27)	—	0.14	8.23	5.14	42,301	0.95 (10)(11)(12)	0.95	3.35	72
1/1/20 to 12/31/20	8.40	0.30	(0.31)	(0.01)	(0.30)	—	—	(0.30)	—	(0.31)	8.09	0.06	35,224	0.96 (10)	0.96	3.76	68
1/1/19 to 12/31/19	8.30	0.41	0.11	0.52	(0.42)	—	—	(0.42)	—	0.10	8.40	6.30	47,938	0.95 (10)(12)	0.93	4.79	17
1/1/18 to 12/31/18	8.70	0.40	(0.40)	—	(0.40)	—	—	(0.40)	—	(0.40)	8.30	(0.11)	68,213	0.94	0.95	4.58	75
Class C
1/1/23 to 6/30/23(6)	$ 7.75	0.30	0.11	0.41	(0.31)	—	—	(0.31)	—	0.10	$ 7.85	5.32%	$ 8,719	1.54% (10)	1.75%	7.81%	19%
1/1/22 to 12/31/22	8.24	0.33	(0.48)	(0.15)	(0.34)	—	—	(0.34)	—	(0.49)	7.75	(1.77)	10,793	1.55 (7)(10)	1.73	4.22	57
1/1/21 to 12/31/21	8.09	0.23	0.14	0.37	(0.22)	—	—	(0.22)	—	0.15	8.24	4.65	14,303	1.54 (10)	1.73	2.74	72
1/1/20 to 12/31/20	8.40	0.25	(0.31)	(0.06)	(0.25)	—	—	(0.25)	—	(0.31)	8.09	(0.52)	21,841	1.54 (10)	1.68	3.19	68
1/1/19 to 12/31/19	8.30	0.36	0.11	0.47	(0.37)	—	—	(0.37)	—	0.10	8.40	5.68	37,586	1.53 (10)	1.65	4.21	17
1/1/18 to 12/31/18	8.70	0.35	(0.40)	(0.05)	(0.35)	—	—	(0.35)	—	(0.40)	8.30	(0.68)	45,588	1.52	1.62	4.01	75
Class I
1/1/23 to 6/30/23(6)	$ 7.74	0.34	0.11	0.45	(0.34)	—	—	(0.34)	—	0.11	$ 7.85	5.92%	$1,321,967	0.64% (10)	0.77%	8.68%	19%
1/1/22 to 12/31/22	8.23	0.40	(0.48)	(0.08)	(0.41)	—	—	(0.41)	—	(0.49)	7.74	(0.89)	1,795,243	0.65 (7)(10)	0.75	5.09	57
1/1/21 to 12/31/21	8.09	0.30	0.14	0.44	(0.30)	—	—	(0.30)	—	0.14	8.23	5.47	2,102,532	0.64 (10)	0.73	3.65	72
1/1/20 to 12/31/20	8.40	0.32	(0.30)	0.02	(0.33)	—	—	(0.33)	—	(0.31)	8.09	0.38	1,526,917	0.64 (10)	0.75	4.10	68
1/1/19 to 12/31/19	8.30	0.43	0.11	0.54	(0.44)	—	—	(0.44)	—	0.10	8.40	6.63	2,701,126	0.63 (10)	0.72	5.13	17
1/1/18 to 12/31/18	8.70	0.43	(0.40)	0.03	(0.43)	—	—	(0.43)	—	(0.40)	8.30	0.22	4,380,792	0.62	0.70	4.92	75
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payments from Affiliates	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)
Seix Floating Rate High Income Fund (Continued)
Class R6
1/1/23 to 6/30/23(6)	$ 7.75	0.34	0.11	0.45	(0.35)	—	—	(0.35)	—	0.10	$ 7.85	5.84%	$ 215,237	0.54% (10)	0.65%	8.81%	19%
1/1/22 to 12/31/22	8.24	0.42	(0.49)	(0.07)	(0.42)	—	—	(0.42)	—	(0.49)	7.75	(0.78)	252,100	0.55 (7)(10)	0.63	5.26	57
1/1/21 to 12/31/21	8.10	0.31	0.14	0.45	(0.31)	—	—	(0.31)	—	0.14	8.24	5.57	255,611	0.54 (10)	0.62	3.76	72
1/1/20 to 12/31/20	8.40	0.34	(0.31)	0.03	(0.33)	—	—	(0.33)	—	(0.30)	8.10	0.61	142,506	0.54 (10)	0.63	4.30	68
1/1/19 to 12/31/19	8.30	0.44	0.11	0.55	(0.45)	—	—	(0.45)	—	0.10	8.40	6.74	552,427	0.53 (10)	0.61	5.21	17
1/1/18 to 12/31/18	8.71	0.43	(0.40)	0.03	(0.44)	—	—	(0.44)	—	(0.41)	8.30	0.20	805,046	0.52	0.58	5.00	75

Seix High Grade Municipal Bond Fund
Class A
1/1/23 to 6/30/23(6)	$10.90	0.14	0.19	0.33	(0.14)	—	—	(0.14)	—	0.19	$11.09	3.06%	$ 4,373	0.73%	1.01%	2.59%	28%
1/1/22 to 12/31/22	12.18	0.18	(1.24)	(1.06)	(0.18)	—	(0.04)	(0.22)	—	(1.28)	10.90	(8.69)	5,217	0.74 (7)	1.03	1.60	99
1/1/21 to 12/31/21	12.42	0.11	(0.07)	0.04	(0.11)	—	(0.17)	(0.28)	—	(0.24)	12.18	0.35	6,711	0.73	0.94	0.91	48
1/1/20 to 12/31/20	12.05	0.13	0.69	0.82	(0.13)	—	(0.32)	(0.45)	—	0.37	12.42	6.85	7,626	0.75 (13)	0.95	1.04	203
1/1/19 to 12/31/19	11.62	0.21	0.67	0.88	(0.21)	—	(0.24)	(0.45)	—	0.43	12.05	7.67	6,893	0.75	0.98	1.78	233
1/1/18 to 12/31/18	11.94	0.31	(0.26)	0.05	(0.31)	—	(0.06)	(0.37)	—	(0.32)	11.62	0.44	6,767	0.80 (13)	0.95	2.63	130
Class I
1/1/23 to 6/30/23(6)	$10.90	0.15	0.19	0.34	(0.15)	—	—	(0.15)	—	0.19	$11.09	3.13%	$ 43,328	0.58%	0.91%	2.73%	28%
1/1/22 to 12/31/22	12.18	0.19	(1.23)	(1.04)	(0.20)	—	(0.04)	(0.24)	—	(1.28)	10.90	(8.56)	37,813	0.59 (7)	0.94	1.73	99
1/1/21 to 12/31/21	12.42	0.13	(0.07)	0.06	(0.13)	—	(0.17)	(0.30)	—	(0.24)	12.18	0.50	51,358	0.58	0.85	1.06	48
1/1/20 to 12/31/20	12.05	0.15	0.69	0.84	(0.15)	—	(0.32)	(0.47)	—	0.37	12.42	7.01	74,004	0.60 (13)	0.86	1.18	203
1/1/19 to 12/31/19	11.62	0.23	0.67	0.90	(0.23)	—	(0.24)	(0.47)	—	0.43	12.05	7.83	53,306	0.60	0.89	1.91	233
1/1/18 to 12/31/18	11.93	0.32	(0.25)	0.07	(0.32)	—	(0.06)	(0.38)	—	(0.31)	11.62	0.67	41,769	0.65 (13)	0.85	2.77	130

Seix High Income Fund
Class A
1/1/23 to 6/30/23(6)	$ 5.42	0.17	0.13	0.30	(0.17)	—	—	(0.17)	—	0.13	$ 5.55	5.54%	$ 15,909	0.93%	1.17%	6.09%	33%
1/1/22 to 12/31/22	6.45	0.31	(1.03)	(0.72)	(0.31)	—	—	(0.31)	—	(1.03)	5.42	(11.31)	13,158	0.95 (7)	1.18	5.38	70
1/1/21 to 12/31/21	6.46	0.30	(0.01)	0.29	(0.30)	—	—	(0.30)	—	(0.01)	6.45	4.52	17,612	0.93	1.14	4.65	103
1/1/20 to 12/31/20	6.33	0.31	0.13	0.44	(0.31)	—	—	(0.31)	—	0.13	6.46	7.48	20,133	0.93 (13)	1.16	5.14	201
1/1/19 to 12/31/19	5.96	0.32	0.37	0.69	(0.32)	—	—	(0.32)	—	0.37	6.33	11.67	25,338	0.98 (13)	1.13	5.03	113
1/1/18 to 12/31/18	6.53	0.36	(0.57)	(0.21)	(0.36)	—	—	(0.36)	—	(0.57)	5.96	(3.42)	14,327	1.03	1.11	5.56	77
Class I
1/1/23 to 6/30/23(6)	$ 5.41	0.17	0.13	0.30	(0.17)	—	—	(0.17)	—	0.13	$ 5.54	5.68%	$ 113,315	0.68%	0.93%	6.37%	33%
1/1/22 to 12/31/22	6.44	0.32	(1.03)	(0.71)	(0.32)	—	—	(0.32)	—	(1.03)	5.41	(11.12)	118,562	0.70 (7)	0.93	5.62	70
1/1/21 to 12/31/21	6.45	0.32	(0.02)	0.30	(0.31)	—	—	(0.31)	—	(0.01)	6.44	4.78	179,018	0.68	0.89	4.90	103
1/1/20 to 12/31/20	6.33	0.32	0.13	0.45	(0.33)	—	—	(0.33)	—	0.12	6.45	7.58	203,543	0.68 (13)	0.92	5.38	201
1/1/19 to 12/31/19	5.95	0.33	0.38	0.71	(0.33)	—	—	(0.33)	—	0.38	6.33	12.12	234,101	0.74 (13)	0.90	5.29	113
1/1/18 to 12/31/18	6.52	0.37	(0.57)	(0.20)	(0.37)	—	—	(0.37)	—	(0.57)	5.95	(3.20)	264,435	0.80	0.88	5.87	77
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payments from Affiliates	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)
Seix High Income Fund (Continued)
Class R6
1/1/23 to 6/30/23(6)	$ 5.41	0.18	0.13	0.31	(0.18)	—	—	(0.18)	—	0.13	$ 5.54	5.72%	$ 6,245	0.59%	0.79%	6.47%	33%
1/1/22 to 12/31/22	6.44	0.33	(1.04)	(0.71)	(0.32)	—	—	(0.32)	—	(1.03)	5.41	(11.04)	6,718	0.60 (7)	0.78	5.69	70
1/1/21 to 12/31/21	6.45	0.32	(0.01)	0.31	(0.32)	—	—	(0.32)	—	(0.01)	6.44	4.87	11,255	0.59	0.75	4.98	103
1/1/20 to 12/31/20	6.32	0.33	0.13	0.46	(0.33)	—	—	(0.33)	—	0.13	6.45	7.85	9,137	0.59 (13)	0.77	5.39	201
1/1/19 to 12/31/19	5.95	0.33	0.38	0.71	(0.34)	—	—	(0.34)	—	0.37	6.32	12.08	36,912	0.61 (13)	0.76	5.30	113
1/1/18 to 12/31/18	6.52	0.38	(0.57)	(0.19)	(0.38)	—	—	(0.38)	—	(0.57)	5.95	(3.05)	4,927	0.64	0.75	6.03	77

Seix High Yield Fund
Class A
1/1/23 to 6/30/23(6)	$ 7.27	0.21	0.17	0.38	(0.21)	—	—	(0.21)	—	0.17	$ 7.44	5.31%	$ 10,989	0.82%	1.09%	5.81%	32%
1/1/22 to 12/31/22	8.56	0.38	(1.29)	(0.91)	(0.38)	—	—	(0.38)	—	(1.29)	7.27	(10.70)	11,178	0.84 (7)	1.04	4.99	66
1/1/21 to 12/31/21	8.59	0.34	(0.03)	0.31	(0.34)	—	—	(0.34)	—	(0.03)	8.56	3.69	18,370	0.82	1.01	4.01	93
1/1/20 to 12/31/20	8.19	0.37	0.40	0.77	(0.37)	—	—	(0.37)	—	0.40	8.59	9.86	11,608	0.82	1.05	4.54	182
1/1/19 to 12/31/19	7.62	0.38	0.57	0.95	(0.38)	—	—	(0.38)	—	0.57	8.19	12.64	4,623	0.82	1.04	4.70	98
1/1/18 to 12/31/18	8.21	0.43	(0.59)	(0.16)	(0.43)	—	—	(0.43)	—	(0.59)	7.62	(2.07)	2,910	0.82	1.02	5.32	59
Class I
1/1/23 to 6/30/23(6)	$ 7.46	0.23	0.17	0.40	(0.23)	—	—	(0.23)	—	0.17	$ 7.63	5.34%	$ 193,551	0.64%	0.77%	5.98%	32%
1/1/22 to 12/31/22	8.78	0.40	(1.32)	(0.92)	(0.40)	—	—	(0.40)	—	(1.32)	7.46	(10.51)	208,171	0.65 (7)	0.77	5.12	66
1/1/21 to 12/31/21	8.81	0.37	(0.03)	0.34	(0.37)	—	—	(0.37)	—	(0.03)	8.78	3.88	430,620	0.64	0.73	4.21	93
1/1/20 to 12/31/20	8.41	0.40	0.40	0.80	(0.40)	—	—	(0.40)	—	0.40	8.81	9.93	362,138	0.64	0.76	4.81	182
1/1/19 to 12/31/19	7.82	0.41	0.58	0.99	(0.40)	—	—	(0.40)	—	0.59	8.41	12.91	292,284	0.64	0.77	4.93	98
1/1/18 to 12/31/18	8.41	0.45	(0.58)	(0.13)	(0.46)	—	—	(0.46)	—	(0.59)	7.82	(1.70)	286,931	0.64	0.76	5.53	59
Class R6
1/1/23 to 6/30/23(6)	$ 7.46	0.23	0.18	0.41	(0.23)	—	—	(0.23)	—	0.18	$ 7.64	5.54%	$ 40,533	0.53%	0.67%	6.10%	32%
1/1/22 to 12/31/22	8.78	0.42	(1.33)	(0.91)	(0.41)	—	—	(0.41)	—	(1.32)	7.46	(10.41)	40,199	0.55 (7)	0.67	5.45	66
1/1/21 to 12/31/21	8.81	0.38	(0.03)	0.35	(0.38)	—	—	(0.38)	—	(0.03)	8.78	4.00	19,943	0.53	0.64	4.32	93
1/1/20 to 12/31/20	8.41	0.41	0.40	0.81	(0.41)	—	—	(0.41)	—	0.40	8.81	10.05	11,850	0.53	0.67	4.92	182
1/1/19 to 12/31/19	7.82	0.40	0.60	1.00	(0.41)	—	—	(0.41)	—	0.59	8.41	13.03	5,645	0.53	0.67	4.89	98
1/1/18 to 12/31/18	8.42	0.44	(0.58)	(0.14)	(0.46)	—	—	(0.46)	—	(0.60)	7.82	(1.74)	1,009	0.53	0.64	5.31	59

Seix Investment Grade Tax-Exempt Bond Fund
Class A
1/1/23 to 6/30/23(6)	$10.79	0.12	0.09	0.21	(0.12)	—	—	(0.12)	—	0.09	$10.88	1.93%	$ 6,956	0.66%	1.02%	2.18%	38%
1/1/22 to 12/31/22	11.73	0.15	(0.93)	(0.78)	(0.15)	—	(0.01)	(0.16)	—	(0.94)	10.79	(6.62)	7,086	0.69 (7)	1.04	1.37	71
1/1/21 to 12/31/21	11.99	0.07	(0.08)	(0.01)	(0.07)	—	(0.18)	(0.25)	—	(0.26)	11.73	(0.04)	7,592	0.71 (13)	1.01	0.58	95
1/1/20 to 12/31/20	11.72	0.10	0.57	0.67	(0.10)	—	(0.30)	(0.40)	—	0.27	11.99	5.73	8,902	0.73 (13)	1.01	0.84	173
1/1/19 to 12/31/19	11.45	0.19	0.55	0.74	(0.19)	—	(0.28)	(0.47)	—	0.27	11.72	6.54	9,329	0.75 (13)	1.00	1.65	203
1/1/18 to 12/31/18	11.75	0.28	(0.23)	0.05	(0.28)	—	(0.07)	(0.35)	—	(0.30)	11.45	0.45	9,999	0.80 (13)	1.00	2.47	105
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payments from Affiliates	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)
Seix Investment Grade Tax-Exempt Bond Fund (Continued)
Class I
1/1/23 to 6/30/23(6)	$10.78	0.13	0.08	0.21	(0.13)	—	—	(0.13)	—	0.08	$10.86	1.91%	$ 146,970	0.51%	0.82%	2.32%	38%
1/1/22 to 12/31/22	11.72	0.16	(0.93)	(0.77)	(0.16)	—	(0.01)	(0.17)	—	(0.94)	10.78	(6.49)	152,491	0.53 (7)	0.84	1.48	71
1/1/21 to 12/31/21	11.98	0.09	(0.08)	0.01	(0.09)	—	(0.18)	(0.27)	—	(0.26)	11.72	0.11	249,172	0.56 (13)	0.80	0.73	95
1/1/20 to 12/31/20	11.70	0.12	0.58	0.70	(0.12)	—	(0.30)	(0.42)	—	0.28	11.98	5.98	288,699	0.58 (13)	0.82	0.98	173
1/1/19 to 12/31/19	11.43	0.21	0.55	0.76	(0.21)	—	(0.28)	(0.49)	—	0.27	11.70	6.71	295,280	0.60 (13)	0.81	1.80	203
1/1/18 to 12/31/18	11.73	0.30	(0.23)	0.07	(0.30)	—	(0.07)	(0.37)	—	(0.30)	11.43	0.60	307,001	0.65 (13)	0.80	2.61	105

Seix Total Return Bond Fund
Class A
1/1/23 to 6/30/23(6)	$ 9.75	0.17	0.04	0.21	(0.15)	—	—	(0.15)	—	0.06	$ 9.81	2.18%	$ 6,200	0.69%	0.94%	3.36%	100%
1/1/22 to 12/31/22	11.63	0.22	(1.80)	(1.58)	(0.19)	—	(0.11)	(0.30)	—	(1.88)	9.75	(13.70)	7,707	0.72 (7)	0.89	2.08	169
1/1/21 to 12/31/21	11.93	0.12	(0.30)	(0.18)	(0.09)	—	(0.03)	(0.12)	—	(0.30)	11.63	(1.47)	11,991	0.70	0.86	1.01	131
1/1/20 to 12/31/20	11.03	0.15	1.05	1.20	(0.21)	—	(0.09)	(0.30)	—	0.90	11.93	10.91	12,879	0.70	0.87	1.27	186
1/1/19 to 12/31/19	10.52	0.22	0.48	0.70	(0.13)	(0.06)	—	(0.19)	—	0.51	11.03	6.69	24,861	0.70	0.94	2.04	190
1/1/18 to 12/31/18	10.77	0.23	(0.28)	(0.05)	(0.20)	—	—	(0.20)	—	(0.25)	10.52	(0.48)	10,717	0.70	0.85	2.18	169
Class I
1/1/23 to 6/30/23(6)	$ 9.42	0.17	0.05	0.22	(0.16)	—	—	(0.16)	—	0.06	$ 9.48	2.32%	$ 150,941	0.45%	0.61%	3.62%	100%
1/1/22 to 12/31/22	11.25	0.23	(1.74)	(1.51)	(0.21)	—	(0.11)	(0.32)	—	(1.83)	9.42	(13.57)	152,706	0.48 (7)	0.59	2.30	169
1/1/21 to 12/31/21	11.54	0.14	(0.28)	(0.14)	(0.12)	—	(0.03)	(0.15)	—	(0.29)	11.25	(1.23)	274,304	0.46	0.56	1.25	131
1/1/20 to 12/31/20	10.68	0.16	1.03	1.19	(0.24)	—	(0.09)	(0.33)	—	0.86	11.54	11.12	295,811	0.46	0.57	1.38	186
1/1/19 to 12/31/19	10.17	0.24	0.48	0.72	(0.15)	(0.06)	—	(0.21)	—	0.51	10.68	7.12	220,036	0.46	0.59	2.32	190
1/1/18 to 12/31/18	10.42	0.24	(0.28)	(0.04)	(0.21)	—	—	(0.21)	—	(0.25)	10.17	(0.32)	335,999	0.46	0.55	2.39	169
Class R6
1/1/23 to 6/30/23(6)	$ 9.42	0.18	0.05	0.23	(0.17)	—	—	(0.17)	—	0.06	$ 9.48	2.40%	$ 38,700	0.30%	0.47%	3.76%	100%
1/1/22 to 12/31/22	11.24	0.24	(1.73)	(1.49)	(0.22)	—	(0.11)	(0.33)	—	(1.82)	9.42	(13.36)	41,237	0.32 (7)	0.46	2.35	169
1/1/21 to 12/31/21	11.53	0.16	(0.28)	(0.12)	(0.14)	—	(0.03)	(0.17)	—	(0.29)	11.24	(1.08)	92,787	0.31	0.45	1.40	131
1/1/20 to 12/31/20	10.67	0.17	1.03	1.20	(0.25)	—	(0.09)	(0.34)	—	0.86	11.53	11.30	123,041	0.31	0.46	1.53	186
1/1/19 to 12/31/19	10.17	0.26	0.46	0.72	(0.16)	(0.06)	—	(0.22)	—	0.50	10.67	7.18	61,313	0.31	0.45	2.51	190
1/1/18 to 12/31/18	10.42	0.26	(0.28)	(0.02)	(0.23)	—	—	(0.23)	—	(0.25)	10.17	(0.17)	70,626	0.31	0.44	2.55	169
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payments from Affiliates	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)

Seix U.S. Government Securities Ultra-Short Bond Fund
Class A
1/1/23 to 6/30/23(6)	$ 9.75	0.18	0.02	0.20	(0.19)	—	—	(0.19)	—	0.01	$ 9.76	2.02%	$ 11,899	0.65%	0.70%	3.79%	3%
1/1/22 to 12/31/22	10.01	0.12	(0.26)	(0.14)	(0.12)	—	—	(0.12)	—	(0.26)	9.75	(1.39)	13,607	0.68 (7)(11)(12)	0.66	1.17	37
1/1/21 to 12/31/21	10.04	(0.01)	(0.02)	(0.03)	— (14)	— (14)	—	— (14)	—	(0.03)	10.01	(0.29)	15,323	0.66	0.67	(0.07)	52
1/1/20 to 12/31/20	10.00	0.04	0.06	0.10	(0.06)	—	—	(0.06)	—	0.04	10.04	0.99	33,092	0.66	0.66	0.41	54
1/1/19 to 12/31/19	9.99	0.19	0.02	0.21	(0.20)	—	—	(0.20)	—	0.01	10.00	2.11	13,741	0.65 (11)	0.65	1.91	63
7/24/18 to 12/31/18(15)	10.00	0.09	(0.01)	0.08	(0.08)	(0.01)	—	(0.09)	—	(0.01)	9.99	0.79	5,497	0.63 (11)	0.63	2.10	28 (9)
Class I
1/1/23 to 6/30/23(6)	$ 9.75	0.20	0.01	0.21	(0.20)	—	—	(0.20)	—	0.01	$ 9.76	2.14%	$ 257,343	0.40%	0.54%	4.02%	3%
1/1/22 to 12/31/22	10.00	0.12	(0.23)	(0.11)	(0.14)	—	—	(0.14)	—	(0.25)	9.75	(1.05)	343,827	0.43 (7)	0.57	1.22	37
1/1/21 to 12/31/21	10.04	0.02	(0.03)	(0.01)	(0.02)	(0.01)	—	(0.03)	—	(0.04)	10.00	(0.13)	710,303	0.41	0.49	0.18	52
1/1/20 to 12/31/20	10.00	0.08	0.04	0.12	(0.08)	—	—	(0.08)	—	0.04	10.04	1.25	1,090,217	0.41	0.49	0.76	54
1/1/19 to 12/31/19	9.99	0.23	—	0.23	(0.22)	—	—	(0.22)	—	0.01	10.00	2.36	864,548	0.41	0.50	2.27	63
1/1/18 to 12/31/18	10.01	0.19	(0.01)	0.18	(0.19)	(0.01)	—	(0.20)	—	(0.02)	9.99	1.83	1,232,473	0.41	0.50	1.89	28
Class R6
1/1/23 to 6/30/23(6)	$ 9.77	0.20	—	0.20	(0.20)	—	—	(0.20)	—	—	$ 9.77	2.22%	$ 46,832	0.25%	0.41%	4.15%	3%
1/1/22 to 12/31/22	10.02	0.14	(0.23)	(0.09)	(0.16)	—	—	(0.16)	—	(0.25)	9.77	(0.90)	74,922	0.28 (7)	0.40	1.41	37
1/1/21 to 12/31/21	10.05	0.03	(0.02)	0.01	(0.03)	(0.01)	—	(0.04)	—	(0.03)	10.02	0.12	157,768	0.26	0.35	0.32	52
1/1/20 to 12/31/20	10.01	0.07	0.07	0.14	(0.10)	—	—	(0.10)	—	0.04	10.05	1.40	87,343	0.26	0.38	0.66	54
1/1/19 to 12/31/19	10.00	0.24	0.01	0.25	(0.24)	—	—	(0.24)	—	0.01	10.01	2.51	25,521	0.26	0.37	2.39	63
1/1/18 to 12/31/18	10.03	0.20	(0.01)	0.19	(0.21)	(0.01)	—	(0.22)	—	(0.03)	10.00	1.88	32,940	0.26	0.37	2.01	28

Seix Ultra-Short Bond Fund
Class A
1/1/23 to 6/30/23(6)	$ 9.67	0.19	0.09	0.28	(0.19)	—	—	(0.19)	—	0.09	$ 9.76	2.88%	$ 4,497	0.64%	0.94%	3.83%	27%
1/1/22 to 12/31/22	9.92	0.15	(0.24)	(0.09)	(0.16)	—	—	(0.16)	— (14)	(0.25)	9.67	(0.94)	5,029	0.67 (7)	0.87	1.57	60
1/1/21 to 12/31/21	9.97	0.05	(0.05)	—	(0.05)	—	—	(0.05)	—	(0.05)	9.92	0.02	5,049	0.65	0.86	0.49	89
1/1/20 to 12/31/20	9.96	0.10	0.01	0.11	(0.10)	—	—	(0.10)	—	0.01	9.97	1.13	4,189	0.65	0.84	1.03	101
1/1/19 to 12/31/19	9.92	0.21	0.04	0.25	(0.21)	—	—	(0.21)	—	0.04	9.96	2.58	3,111	0.65	0.83	2.07	97
7/24/18 to 12/31/18(15)	9.97	0.11	(0.06)	0.05	(0.10)	—	—	(0.10)	—	(0.05)	9.92	0.48	1,698	0.65	0.84	2.46	112 (9)
Class I
1/1/23 to 6/30/23(6)	$ 9.67	0.19	0.09	0.28	(0.20)	—	—	(0.20)	—	0.08	$ 9.75	2.90%	$ 18,399	0.39%	0.73%	4.02%	27%
1/1/22 to 12/31/22	9.91	0.17	(0.23)	(0.06)	(0.18)	—	—	(0.18)	— (14)	(0.24)	9.67	(0.59)	25,349	0.42 (7)	0.66	1.71	60
1/1/21 to 12/31/21	9.96	0.07	(0.04)	0.03	(0.08)	—	—	(0.08)	—	(0.05)	9.91	0.27	38,963	0.40	0.63	0.73	89
1/1/20 to 12/31/20	9.95	0.13	0.01	0.14	(0.13)	—	—	(0.13)	—	0.01	9.96	1.39	44,711	0.40	0.62	1.29	101
1/1/19 to 12/31/19	9.91	0.24	0.04	0.28	(0.24)	—	—	(0.24)	—	0.04	9.95	2.84	48,183	0.40	0.61	2.42	97
1/1/18 to 12/31/18	9.97	0.22	(0.06)	0.16	(0.22)	—	—	(0.22)	—	(0.06)	9.91	1.61	60,041	0.40	0.62	2.21	112

The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
Footnote Legend:
(1)	Calculated using average shares outstanding.
(2)	Not annualized for periods less than one year.
(3)	Sales charges, where applicable, are not reflected in the total return calculation.
(4)	Annualized for periods less than one year.
(5)	The Funds will also indirectly bear their prorated share of expenses of any underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(6)	Unaudited.
(7)	Net expense ratio includes extraordinary proxy expenses.
(8)	Inception date.
(9)	Portfolio turnover is representative of the Fund for the entire period.
(10)	Ratio of total expenses excluding interest expense on borrowings for the six months ended June 30, 2023 were 0.93% (Class A), 1.51% (Class C), 0.61% (Class I) and 0.51% (Class R6), for the year ended December 31, 2022 were 0.96% (Class A), 1.54% (Class C), 0.64% (Class I) and 0.54% (Class R6), for the year ended December 31, 2021 were 0.93% (Class A), 1.52% (Class C), 0.62% (Class I) and 0.52% (Class R6) and the years ended December 31, 2020 and 2019 were 0.94% (Class A), 1.52% (Class C), 0.62% (Class I) and 0.52% (Class R6).
(11)	The share class is currently under its expense limitation.
(12)	See Note 4D in the Notes to Financial Statements for information on recapture of expenses previously reimbursed.
(13)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(14)	Amount is less than $0.005 per share.
(15)	Class A commenced operations on July 24, 2018.
See Notes to Financial Statements

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2023
Note 1. Organization
Virtus Asset Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of this report, 16 funds of the Trust are offered for sale, of which 10 (each a “Fund” or collectively, the “Funds”) are reported in this semiannual report. Each Fund has a distinct investment objective and is diversified.
The Funds have the following investment objective(s):
Fund	Investment objective(s)
Seix Core Bond Fund	Seeking to maximize long term total return through a combination of current income and capital appreciation, consistent with capital preservation.
Seix Corporate Bond Fund	Seeking to maximize long term total return through a combination of current income and capital appreciation, consistent with capital preservation.
Seix Floating Rate High Income Fund	Attempting to provide a high level of current income.
Seix High Grade Municipal Bond Fund	Seeking to maximize total return through (i) current income that is exempt from federal income taxes and (ii) capital appreciation consistent with capital preservation.
Seix High Income Fund	Seeking high current income and, secondarily, total return (comprised of capital appreciation and income).
Seix High Yield Fund	Seeking high income and, secondarily, capital appreciation.
Seix Investment Grade Tax-Exempt Bond Fund	Seeking to maximize high total return through (i) current income that is exempt from federal income taxes and (ii) capital appreciation consistent with capital preservation.
Seix Total Return Bond Fund	Seeking to maximize long term total return through a combination of current income and capital appreciation, consistent with capital preservation.
Seix U.S. Government Securities Ultra-Short Bond Fund	Seeking to maximize current income consistent with capital preservation.
Seix Ultra-Short Bond Fund	Seeking to maximize current income consistent with capital preservation.
There is no guarantee that a Fund will achieve its objective(s).
The Seix High Grade Municipal Bond Fund, Seix Investment Grade Tax-Exempt Bond Fund, and Seix Ultra Short Bond Fund offer Class I shares and Class A shares. The Seix Core Bond Fund, Seix High Income Fund, Seix High Yield Fund, Seix Total Return Fund, and Seix U.S. Government Securities Ultra-Short Bond Fund offer Class A shares, Class I shares and Class R6 shares. The Seix Corporate Bond Fund and Seix Floating Rate High Income Fund offer Class A shares, Class C shares, Class I shares and Class R6 shares.
Class A shares of the Seix Core Bond Fund, Seix Corporate Bond Fund, Seix High Income Fund, Seix High Yield Fund and Seix Total Return Bond Fund are sold with a front-end sales charge of up to 3.75%. Class A shares of the Seix Floating Rate High Income Fund, Seix High Grade Municipal Bond Fund, and Seix Investment Grade Tax-Exempt Bond Fund are sold with a front-end sales charge of up to 2.75%. Class A shares of the Seix U.S. Government Securities Ultra-Short Bond Fund and Seix Ultra-Short Bond Fund are not sold with a front-end sales charge. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 0.50% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 18 months (except the Seix U.S. Government Securities Ultra-Short Bond Fund and Seix Ultra-Short Bond Fund, which are not subject to a CDSC). No front-end sales load is applied to purchases of $1,000,000 or more. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class C shares and any reinvested dividends and other distributions paid on such shares, will be automatically converted to Class A shares of the same Fund following a required holding period, which as of March 1, 2021, was eight years. Effective January 1, 2019 to February 28, 2021, with certain exceptions, Class C shares and any reinvested dividends and other distributions paid on such shares, were automatically converted to Class A shares of the same Fund ten years after the purchase date. If an investor intends to purchase greater than $999,999 of Class C shares, and the purchase would qualify for Class A shares with no load, then the purchase will automatically be made into a purchase of Class A shares, thus reducing expenses.
Class I Shares are offered primarily to clients of financial intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting, or similar services; or (ii) have entered into an agreement with the funds’ distributor to offer Class I Shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Class I Shares are also offered to private and institutional clients of, or referred by, the adviser, a subadviser or their affiliates, and to Trustees of the funds and trustees/directors of affiliated open- and closed-end funds, and directors, officers and employees of Virtus and its affiliates. If you are eligible to purchase and do purchase Class I Shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Class I Shares.
Class R6 shares are offered without a minimum initial investment to the following investors in plan level or omnibus accounts only (provided that they do not require or receive any compensation, administrative payments, sub-transfer agency payments or service payments with respect to Class R6 shares): (i) qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer-sponsored 403(b) plans, and defined benefit plans; (ii) banks and trust companies; (iii) insurance companies; (iv) financial intermediaries utilizing such shares in fee-based investment advisory programs;

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2023
(v) registered investment companies; and (vi) non-qualified deferred compensation plans. Other institutional investors may be permitted to purchase Class R6 shares subject to the applicable Fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement. In addition, without a minimum initial investment requirement, Class R6 shares are available to any Trustee of the Virtus Funds and trustees/directors of affiliated open- and closed-end funds, directors, officers and employees of Virtus and its affiliates, and a spouse or domestic partner, child or minor grandchild of any such qualifying individual (in each case either individually or jointly with other investors), provided in each case that those shares are held directly with the Transfer Agent or in an eligible account. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Funds’ distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares. Class R6 shares are sold without a front-end sales charge or CDSC.
The Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statement of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Less low balance account fees” in each Fund’s Statement of Operations for the period, as applicable.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
($ reported in thousands)
The Trust is an investment company that follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements and for derivatives, included in Note 3 below. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Security Valuation
The Trustees have designated the Investment Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
     •    Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
     •    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
     •    Level 3 – prices determined using significant unobservable inputs (including the Investment Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Investment Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2023
utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Investment Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income and capital gain distributions are recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt instruments are amortized to interest income to the earliest call date using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REITs is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
C.	Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Each Fund’s U.S. federal income tax return is generally subject to examination by the Internal Revenue Service for a period of three years after it is filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.
D.	Distributions to Shareholders
Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
E.	Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each Fund and each such other fund, or an alternative allocation method, can be more appropriately used.
In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. For fixed income instruments, the Funds bifurcate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on foreign currency

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2023
transactions. For equity securities, the Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.	Payment-In-Kind Securities
Certain Funds may invest in payment-in-kind securities, which are debt or preferred stock securities that require or permit payment of interest in the form of additional securities. Payment-in-kind securities allow the issuer to avoid or delay the need to generate cash to meet current interest payments and, as a result, may involve greater risk than securities that pay interest currently or in cash.
H.	Securities Traded on a To-Be-Announced Basis
Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, a Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date a Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
I.	When-issued Purchases and Forward Commitments (Delayed Delivery)
Certain Funds may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable the Funds to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Fund records when-issued and forward commitment securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or forward commitment basis begin earning interest on the settlement date.
J.	Leveraged Loans
Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the leveraged loan. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the leveraged loan with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.
A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.
The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR, SOFR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.
A Fund may invest in both secured loans and “covenant lite” loans which have few or no financial maintenance covenants that would require a borrower to maintain certain financial metrics. The lack of financial maintenance covenants in covenant lite loans increases the risk that the applicable Fund will experience difficulty or delays in enforcing its rights on its holdings of such loans, which may result in losses, especially during a downturn in the credit cycle.
K.	Warrants
The Funds may receive warrants. Warrants are securities that are usually issued together with a debt instrument or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants may be freely transferable and are often traded on major exchanges. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt instruments. Debt obligations with warrants attached to purchase equity securities have many

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2023
characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt instruments at the same coupon rate. A decline in interest rates would permit a Fund to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.
L.	Securities Lending
The Funds may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York Mellon (“BNYM”). Under the securities lending policy, when lending securities a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan bringing the collateral market value in line with the required percent. Due to timing of collateral adjustments, the market value of collateral held with respect to a loaned security, may be more or less than the value of the security on loan.
Collateral may consist of cash and securities issued by the U.S. government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNYM for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by each Fund under a Master Securities Lending Agreement (“MSLA”) which permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.
At June 30, 2023, the securities loaned were subject to a MSLA on a net payment basis as follows:

Fund	Value of Securities on Loan	Cash Collateral Received(1)	Net Amount(2)
Seix High Income Fund	$ 5,429	$ 5,429	$ —
Seix High Yield Fund	6,888	6,888	—
(1)	Collateral received in excess of the value of securities on loan is not presented in this table. The cash collateral received in connection with securities lending transactions has been used for the purchase of securities as disclosed in the Fund’s Schedule of Investments.
(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.
The following table reflects a breakdown of investments made from cash collateral received from lending activities and the remaining contractual maturity of those transactions as of June 30, 2023 for the Funds:
Fund	Investment of Cash Collateral	Overnight and Continuous
Seix High Income Fund	Money Market Mutual Fund	$5,689
Seix High Yield Fund	Money Market Mutual Fund	7,220
Note 3. Derivative Financial Instruments and Transactions
($ reported in thousands)
Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by certain Funds.
A.	Futures Contracts
A futures contract is an agreement between two parties to purchase (long) or sell (short) a security at a set price for delivery on a future date. Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash and/or securities equal to the “initial margin” requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by a Fund for financial statement purposes on a daily basis as unrealized appreciation or depreciation. When the contract expires or is closed, gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed is realized. This is presented in the Statement of Operations as net realized gain (loss) from future contracts.
During the six months ended June 30, 2023, the Seix U.S. Government Securities Ultra-Short Bond Fund and Seix Ultra-Short Bond Fund utilized futures to optimize performance by gaining exposure to broad markets or to hedge the risk of securities within the portfolios. The potential risks of doing so are that 1) the use of futures may result in larger losses or smaller gains than the use of more traditional investments, 2) the prices of futures and the price movements of the securities that the future is intended to simulate may not correlate well, 3) the Fund’s success in using futures will be dependent upon the subadviser’s ability to correctly predict such price movements, 4) liquidity of futures can be adversely affected by market factors, and the prices of such securities may move in unexpected ways, and 5) if the Fund cannot close out a futures position, it may be

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2023
compelled to continue to make daily cash payments to the broker to meet margin requirements, thus increasing transaction costs. Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments. Securities deposited as margin are designated on the Schedule of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as “Cash pledged as collateral for futures contracts.”
B.	Swaps
Certain Funds enter into swap agreements, in which the Fund and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). The value of the swap is reflected on the Statements of Assets and Liabilities as “Over-the-counter swaps at value” for OTC swaps and as “Variation margin receivable/payable on cleared swaps” for centrally cleared swaps. Swaps are marked-to-market daily and changes in value are recorded as “Net change in unrealized appreciation (depreciation) on swaps” in the Statements of Operations.
Any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown under “Over-the-counter swaps at value” in the Statements of Assets and Liabilities and are amortized over the term of the swap for OTC swaps. When a swap is terminated, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the unamortized premium received or paid. Cash settlements between the Fund and the counterparty are recognized as “Net realized gain (loss) on swaps” in the Statements of Operations. Swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is submitted to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a clearing broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the clearing broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap.
Securities deposited as margin are designated on the Schedule of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as “Cash pledged as collateral for cleared swaps.”
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Credit default swaps – A Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on a combination or basket of single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make specific payment should a negative credit event take place with respect to any of the referenced entities (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. The Funds may enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk).
During the six months ended June 30, 2023, the Seix Corporate Bond Fund and Seix Total Return Bond Fund utilized credit index swaps to gain exposure to short individual securities or to gain exposure to a credit or asset-backed index.

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2023
The following is a summary of derivative instruments categorized by primary risk exposure, and location as presented in the Statements of Assets and Liabilities at June 30, 2023:
Statement Line Description	Primary Risk	Seix Corporate Bond Fund	Seix Total Return Bond Fund	Seix U.S. Government Securities Ultra-Short Bond Fund	Seix Ultra-Short Bond Fund
Asset Derivatives
Variation margin receivable on futures contracts(1)	Interest rate contracts	$ —	$ —	$331	$ 9
Total Assets		$ —	$ —	$331	$ 9
Liability Derivatives
Variation margin payable on cleared swaps(1)	Credit contracts	$(43)	$(194)	$ —	$—
Total Liabilities		$(43)	$(194)	$ —	$—

(1)	Represents cumulative appreciation (depreciation) on futures contracts and swap contracts as reported in the Schedules of Investments. Only current day’s variation margin is shown in the Statements of Assets and Liabilities for exchange-traded futures contracts and centrally cleared swap contracts.
The following is a summary of derivative instruments categorized by primary risk exposure, and location as presented in the Statements of Operations for the six months ended June 30, 2023:
Statement Line Description	Primary Risk	Seix Corporate Bond Fund	Seix Total Return Bond Fund	Seix U.S. Government Securities Ultra-Short Bond Fund	Seix Ultra-Short Bond Fund
Net Realized Gain (Loss) from
Swaps	Credit contracts	$ (31)	$ (150)	$ —	$ —
Futures	Interest rate contracts	—	—	33	5
Total		$ (31)	$ (150)	$ 33	$ 5
Net Change in Unrealized Appreciation (Depreciation) on
Swaps	Credit contracts	$ (71)	$ (318)	$ —	$ —
Futures	Interest rate contracts	—	—	336	10
Total		$ (71)	$ (318)	$336	$10

The table below shows the quarterly average volume (unless otherwise specified) of the derivatives held by the applicable Fund for the six months ended June 30, 2023.
	Seix Corporate Bond Fund	Seix Total Return Bond Fund	Seix U.S. Government Securities Ultra-Short Bond Fund	Seix Ultra-Short Bond Fund
Futures Contracts - Short Positions(1)	$ —	$ —	$44	$ 1
Credit Default Swap Contracts - Buy Protection(2)	2,570	11,517	—	—
(1) Average unrealized for the period.
(2) Average notional amount.
C.	Derivative Risks
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2023
A Fund’s risk of loss from counterparty credit risk on derivatives bought or sold OTC rather than traded on a securities exchange, is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. For OTC purchased options, each Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Fund should the counterparty fail to perform under the contracts. Options written by a Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty to perform.
With exchange traded purchased options and futures and centrally cleared swaps generally speaking, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro-rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, each Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.
D.	Collateral Requirements and Master Netting Agreements (“MNA”)
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments. Typically, the Funds and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
The following tables present the Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received/pledged by the Funds as of June 30, 2023:

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2023
At June 30, 2023, the Funds’ derivative assets and liabilities (by type) are as follows:
	Seix Corporate Bond Fund		Seix Total Return Bond Fund		Seix U.S. Government Securities Ultra-Short Bond Fund		Seix Ultra-Short Bond Fund
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$—	$ —	$—	$ —	$ 2	$—	$— (1)	$—
Centrally cleared swaps	—	18	—	83	—	—	—	—
Total derivative assets and liabilities in the Statements of Assets and Liabilities	$—	$ 18	$—	$ 83	$ 2	$—	$— (1)	$—
Derivatives not subject to a MNA or similar agreement	—	(18)	—	(83)	(2)	—	— (1)	—
Total assets and liabilities subject to a MNA	$—	$ —	$—	$ —	$ —	$—	$—	$—

(1)	Amount is less than $500 (not in thousands).
Note 4. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Investment Adviser
Virtus Fund Advisers, LLC (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadviser.
As compensation for its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets of each Fund:

First $500 Million
Seix Core Bond Fund	0.25%
Seix Corporate Bond Fund	0.40
Seix Floating Rate High Income Fund	0.45
Seix High Grade Municipal Bond Fund	0.50
Seix High Income Fund	0.55
Seix High Yield Fund	0.45
Seix Investment Grade Tax-Exempt Bond Fund	0.50
Seix Total Return Bond Fund	0.25
Seix U.S. Government Securities Ultra-Short Bond Fund	0.20
Seix Ultra-Short Bond Fund	0.22
The above fees are also subject to breakpoint discounts at the following asset levels for each Fund:
        First $500 million = none — no discount from full fee
        Next $500 million = 5% discount from full fee
        Next $4 billion = 10% discount from full fee
        Over $5 billion = 15% discount from full fee
B.	Subadviser
Seix Investment Advisors (the “Subadviser”), a division of Virtus Fixed Income Advisers LLC, an indirect, wholly-owned subsidiary of Virtus, is the subadviser to the Funds. The Subadviser manages the investments of each Fund, for which it is paid a fee by the Adviser.
C.	Expense Limitations
The Adviser has contractually agreed to limit each Fund’s annual total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through April 30, 2024. Following

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2023
the contractual period, the Adviser may discontinue these expense limitation arrangements at any time. The waivers and reimbursements are accrued daily and received monthly.

Fund	Class A	Class C	Class I	Class R6
Seix Core Bond Fund	0.64%	N/A	0.50%	0.36%
Seix Corporate Bond Fund	0.95	1.65%	0.70	0.43
Seix Floating Rate High Income Fund	0.94	1.52	0.62	0.52
Seix High Grade Municipal Bond Fund	0.73	N/A	0.58	N/A
Seix High Income Fund	0.93	N/A	0.68	0.59
Seix High Yield Fund	0.82	N/A	0.64	0.53
Seix Investment Grade Tax-Exempt Bond Fund	0.67	N/A	0.52	N/A
Seix Total Return Bond Fund	0.70	N/A	0.46	0.31
Seix U.S. Government Securities Ultra-Short Bond Fund	0.66	N/A	0.41	0.26
Seix Ultra-Short Bond Fund	0.65	N/A	0.40	N/A
The exclusions include front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.
D.	Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the six months ending June 30:

	Expiration
Fund	2023	2024	2025	2026	Total
Seix Core Bond Fund
Class A	$ 12	$ 23	$ 21	$ 11	$ 67
Class I	54	120	99	50	323
Class R6	1	2	3	1	7
Seix Corporate Bond Fund
Class A	2	8	11	5	26
Class C	1	1	2	1	5
Class I	38	76	138	48	300
Class R6	— (1)	— (1)	1	— (1)	1
Seix Floating Rate High Income Fund
Class A	—	—	—	6	6
Class C	17	32	22	10	81
Class I	798	1,679	2,228	973	5,678
Class R6	65	153	217	129	564
Seix High Grade Municipal Bond Fund
Class A	7	15	15	7	44
Class I	93	168	121	66	448
Seix High Income Fund
Class A	26	41	34	19	120
Class I	216	411	330	148	1,105
Class R6	8	17	16	7	48
Seix High Yield Fund
Class A	10	31	26	15	82
Class I	168	369	329	138	1,004
Class R6	7	18	41	29	95
Seix Investment Grade Tax-Exempt Bond Fund
Class A	13	25	24	13	75
Class I	359	664	588	234	1,845
Seix Total Return Bond Fund
Class A	13	21	18	9	61
Class I	173	295	256	116	840
Class R6	63	163	74	33	333

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2023
	Expiration
Fund	2023	2024	2025	2026	Total
Seix U.S. Government Securities Ultra-Short Bond Fund
Class A	$ —	$ —	$ —	$ 3	$ 3
Class I	386	771	722	195	2,074
Class R6	43	105	139	46	333
Seix Ultra-Short Bond Fund
Class A	3	10	10	7	30
Class I	45	100	88	38	271
(1)	Amount is less than $500 (not in thousands).
E.	Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the six months ended June 30, 2023, it retained net commissions of $1 for Class A shares and CDSC of $2 and $2 for Class A shares and Class C shares, respectively.
In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates of 0.25% for Class A shares (0.15% for Seix High Grade Municipal Bond Fund), and 1.00% for Class C shares. Class I shares and Class R6 shares are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Funds may be exchanged for shares of the same class of certain other Virtus Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
F.	Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.
For the six months ended June 30, 2023, the Funds incurred administration fees totaling $1,474 which are included in the Statements of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
For the six months ended June 30, 2023, the Funds incurred transfer agent fees totaling $660 which are included in the Statements of Operations within the line item “Transfer agent fees and expenses.” The fees are calculated daily and paid monthly.
G.	Investments with Affiliates
The Funds are permitted to purchase assets from or sell assets to certain related affiliates under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.
During the six months ended June 30, 2023, the Funds did not engage in any transactions pursuant to Rule 17a-7 under the 1940 Act.
H.	Trustee Deferred Compensation Plan
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statements of Assets and Liabilities at June 30, 2023.
Note 5. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. government and agency securities and short-term securities) during the six months ended June 30, 2023, were as follows:
	Purchases	Sales
Seix Core Bond Fund	$ 5,100	$ 7,873
Seix Corporate Bond Fund	21,971	26,377
Seix Floating Rate High Income Fund	336,993	887,743
Seix High Grade Municipal Bond Fund	17,755	11,294
Seix High Income Fund	44,383	51,000
Seix High Yield Fund	78,611	103,887
Seix Investment Grade Tax-Exempt Bond Fund	57,421	65,041
Seix Total Return Bond Fund	18,314	31,258

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2023
	Purchases	Sales
Seix Ultra-Short Bond Fund	$ 4,860	$ 15,232
Purchases and sales of long-term U.S. government and agency securities during the six months ended June 30, 2023.
	Purchases	Sales
Seix Core Bond Fund	$ 52,899	$ 51,027
Seix Corporate Bond Fund	11,825	10,221
Seix Total Return Bond Fund	177,381	169,771
Seix U.S. Government Securities Ultra-Short Bond Fund	9,191	116,353
Seix Ultra-Short Bond Fund	1,517	78
Note 6. Capital Share Transactions
(reported in thousands)
Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:
	Seix Core Bond Fund				Seix Corporate Bond Fund
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022		Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	44	$ 416	91	$ 919	45	$ 339	71	$ 588
Reinvestment of distributions	9	88	15	144	11	79	34	264
Shares repurchased and cross class conversions	(49)	(464)	(214)	(2,148)	(47)	(348)	(252)	(2,063)
Net Increase / (Decrease)	4	$ 40	(108)	$ (1,085)	9	$ 70	(147)	$ (1,211)
Class C
Shares sold and cross class conversions	—	$ —	—	$ —	2	$ 18	15	$ 116
Reinvestment of distributions	—	—	—	—	1	5	3	21
Shares repurchased and cross class conversions	—	—	—	—	(14)	(105)	(38)	(302)
Net Increase / (Decrease)	—	$ —	—	$ —	(11)	$ (82)	(20)	$ (165)
Class I
Shares sold and cross class conversions	427	$ 4,060	1,209	$ 12,139	827	$ 6,142	4,643	$ 38,917
Reinvestment of distributions	96	917	182	1,797	91	679	335	2,565
Shares repurchased and cross class conversions	(698)	(6,647)	(4,422)	(44,565)	(815)	(6,042)	(5,302)	(41,752)
Net Increase / (Decrease)	(175)	$ (1,670)	(3,031)	$ (30,629)	103	$ 779	(324)	$ (270)
Class R6
Shares sold and cross class conversions	59	$ 559	43	$ 438	—	$ —	—	$ —
Reinvestment of distributions	3	29	6	58	—	—	—	—
Shares repurchased and cross class conversions	(36)	(342)	(107)	(1,054)	—	—	—	—
Net Increase / (Decrease)	26	$ 246	(58)	$ (558)	—	$ —	—	$ —

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2023
	Seix Floating Rate High Income Fund				Seix High Grade Municipal Bond Fund
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022		Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	222	$ 1,740	1,146	$ 9,107	16	$ 177	111	$ 1,256
Reinvestment of distributions	160	1,255	206	1,619	6	64	9	97
Shares repurchased and cross class conversions	(604)	(4,736)	(2,239)	(17,560)	(106)	(1,178)	(192)	(2,196)
Net Increase / (Decrease)	(222)	$ (1,741)	(887)	$ (6,834)	(84)	$ (937)	(72)	$ (843)
Class C
Shares sold and cross class conversions	20	$ 156	332	$ 2,639	—	$ —	—	$ —
Reinvestment of distributions	47	371	65	513	—	—	—	—
Shares repurchased and cross class conversions	(350)	(2,742)	(740)	(5,862)	—	—	—	—
Net Increase / (Decrease)	(283)	$ (2,215)	(343)	$ (2,710)	—	$ —	—	$ —
Class I
Shares sold and cross class conversions	18,663	$ 146,178	159,981	$ 1,286,311	731	$ 8,099	2,118	$ 23,159
Reinvestment of distributions	7,940	62,147	12,969	101,920	39	434	49	543
Shares repurchased and cross class conversions	(89,980)	(704,093)	(196,464)	(1,544,553)	(332)	(3,664)	(2,914)	(32,761)
Net Increase / (Decrease)	(63,377)	$ (495,768)	(23,514)	$ (156,322)	438	$ 4,869	(747)	$ (9,059)
Class R6
Shares sold and cross class conversions	1,184	$ 9,272	21,715	$ 173,291	—	$ —	—	$ —
Reinvestment of distributions	719	5,628	773	6,073	—	—	—	—
Shares repurchased and cross class conversions	(7,030)	(55,063)	(20,975)	(166,182)	—	—	—	—
Net Increase / (Decrease)	(5,127)	$ (40,163)	1,513	$ 13,182	—	$ —	—	$ —

	Seix High Income Fund				Seix High Yield Fund
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022		Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	2,784	$ 15,375	249	$ 1,433	245	$ 1,811	747	$ 5,697
Reinvestment of distributions	80	444	131	743	38	280	64	487
Shares repurchased and cross class conversions	(2,425)	(13,424)	(683)	(3,934)	(344)	(2,543)	(1,421)	(11,062)
Net Increase / (Decrease)	439	$ 2,395	(303)	$ (1,758)	(61)	$ (452)	(610)	$ (4,878)
Class I
Shares sold and cross class conversions	2,281	$ 12,559	5,559	$ 31,393	3,188	$ 24,242	10,674	$ 83,284
Reinvestment of distributions	666	3,679	1,356	7,679	712	5,427	1,662	12,959
Shares repurchased and cross class conversions	(4,399)	(24,296)	(12,801)	(73,706)	(6,465)	(49,164)	(33,489)	(263,878)
Net Increase / (Decrease)	(1,452)	$ (8,058)	(5,886)	$ (34,634)	(2,565)	$ (19,495)	(21,153)	$ (167,635)

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2023
	Seix High Income Fund				Seix High Yield Fund
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022		Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class R6
Shares sold and cross class conversions	29	$ 158	125	$ 729	224	$ 1,699	4,470	$ 35,888
Reinvestment of distributions	15	85	27	154	154	1,175	203	1,542
Shares repurchased and cross class conversions	(158)	(869)	(658)	(3,688)	(459)	(3,465)	(1,556)	(12,345)
Net Increase / (Decrease)	(114)	$ (626)	(506)	$ (2,805)	(81)	$ (591)	3,117	$ 25,085

	Seix Investment Grade Tax-Exempt Bond Fund				Seix Total Return Bond Fund
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022		Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	— (1)	$ 2	96	$ 1,023	63	$ 629	295	$ 3,020
Reinvestment of distributions	7	72	9	95	11	107	27	274
Shares repurchased and cross class conversions	(24)	(262)	(95)	(1,014)	(233)	(2,314)	(562)	(5,725)
Net Increase / (Decrease)	(17)	$ (188)	10	$ 104	(159)	$ (1,578)	(240)	$ (2,431)
Class I
Shares sold and cross class conversions	2,002	$ 21,838	7,769	$ 84,245	1,207	$ 11,610	1,975	$ 20,142
Reinvestment of distributions	106	1,154	193	2,091	266	2,549	667	6,614
Shares repurchased and cross class conversions	(2,727)	(29,710)	(15,078)	(163,834)	(1,762)	(16,871)	(10,823)	(107,743)
Net Increase / (Decrease)	(619)	$ (6,718)	(7,116)	$ (77,498)	(289)	$ (2,712)	(8,181)	$ (80,987)
Class R6
Shares sold and cross class conversions	—	$ —	—	$ —	412	$ 3,959	693	$ 6,832
Reinvestment of distributions	—	—	—	—	73	701	156	1,553
Shares repurchased and cross class conversions	—	—	—	—	(780)	(7,461)	(4,723)	(49,766)
Net Increase / (Decrease)	—	$ —	—	$ —	(295)	$ (2,801)	(3,874)	$ (41,381)

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2023
	Seix U.S. Government Securities Ultra-Short Bond Fund				Seix Ultra-Short Bond Fund
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022		Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	109	$ 1,072	660	$ 6,497	43	$ 418	262	$ 2,555
Reinvestment of distributions	24	237	17	169	9	86	8	71
Shares repurchased and cross class conversions	(309)	(3,026)	(813)	(8,004)	(111)	(1,078)	(259)	(2,521)
Net Increase / (Decrease)	(176)	$ (1,717)	(136)	$ (1,338)	(59)	$ (574)	11	$ 105
Class I
Shares sold and cross class conversions	2,088	$ 20,410	15,280	$ 150,311	569	$ 5,534	1,298	$ 12,778
Reinvestment of distributions	567	5,544	557	5,460	44	427	62	605
Shares repurchased and cross class conversions	(11,535)	(112,815)	(51,578)	(509,004)	(1,348)	(13,127)	(2,668)	(25,908)
Net Increase / (Decrease)	(8,880)	$ (86,861)	(35,741)	$ (353,233)	(735)	$ (7,166)	(1,308)	$ (12,525)
Class R6
Shares sold and cross class conversions	368	$ 3,601	3,126	$ 30,949	—	$ —	—	$ —
Reinvestment of distributions	26	254	39	384	—	—	—	—
Shares repurchased and cross class conversions	(3,273)	(32,083)	(11,242)	(111,027)	—	—	—	—
Net Increase / (Decrease)	(2,879)	$ (28,228)	(8,077)	$ (79,694)	—	$ —	—	$ —
(1)	Amount is less than 500 shares (not in thousands).

Note 7. 10% Shareholders
As of June 30, 2023, the Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of such Fund as detailed below:
	% of Shares Outstanding	Number of Accounts
Seix Core Bond Fund	64%	3
Seix Corporate Bond Fund	64	3 *
Seix Floating Rate High Income Fund	52	3
Seix High Grade Municipal Bond Fund	74	5
Seix High Income Fund	44	1
Seix High Yield Fund	62	4
Seix Investment Grade Tax-Exempt Bond Fund	64	4
Seix Total Return Bond Fund	51	2
Seix U.S. Government Securities Ultra-Short Bond Fund	60	2
Seix Ultra-Short Bond Fund	35	1
*	Includes affiliated shareholder account(s).
Note 8. Credit and Market Risk and Asset Concentration
In July 2017, the head of the United Kingdom Financial Conduct Authority (“FCA”) announced the intention to phase out the use of LIBOR by the end of 2021. However, after subsequent announcements by the FCA, the LIBOR administrator and other regulators, certain of the most widely used LIBORs are expected to continue until June 30, 2023. The ICE Benchmark Administration Limited, which is regulated and authorized by FCA, and the administrator of LIBOR, ceased publishing certain LIBOR settings on December 31, 2021. On April 3, 2023, the FCA announced its decision to require LIBOR’s administrator to continue to publish the 1-month, 3-month, and 6-month U.S. dollar settings under an unrepresentative synthetic methodology until September 30, 2024. On March 15, 2022, the Adjustable Interest Act (LIBOR) Act (the “LIBOR Act”) was enacted into law which directs the Federal Reserve Board, as a fallback mechanism, to identify benchmark rates based on SOFR that will replace LIBOR in certain financial contracts after

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2023
June 30, 2023. On December 16, 2022, the Federal Reserve adopted regulations implementing the LIBOR Act. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The expected discontinuation of LIBOR could have a significant impact on the financial markets and may present a material risk for certain market participants, including the Funds. Abandonment of or modifications to LIBOR could lead to significant short- and long-term uncertainty and market instability. The risks associated with this discontinuation and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. It remains uncertain the effects such changes will have on the Funds, issuers of instruments in which the Funds invest, and the financial markets generally.
Local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Fund and its investments, including hampering the ability of each Fund’s portfolio manager(s) to invest each Fund’s assets as intended.
In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social, or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.
High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or Subadviser to accurately predict risk.
Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations. Insured securities have been identified in the Schedule of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds.
Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
Note 9.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Funds enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Funds and that have not occurred. However, neither the Trust nor the Funds have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 10. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities. At June 30, 2023, the Funds did not hold any securities that were restricted.
Note 11. Redemption Facility
($ reported in thousands)
On September 18, 2017, the Funds and certain other affiliated funds entered into a $250,000 unsecured line of credit (“Credit Agreement”). $100,000 of the Credit Agreement was reserved for the Seix Floating Rate High Income Fund. On March 15, 2018, the Trust, on behalf of Seix Floating Rate High Income Fund, entered into a separate $150,000 line of credit for that Fund and the original Credit Agreement was reduced to $150,000. On March 12, 2021, the line of credit for Seix Floating Rate High Income Fund was reduced to $125,000. In addition to the reduction, an affiliated fund was added to the line of credit through this amendment. On June 14, 2021, the Credit Agreement was increased to $250,000. Both the Credit Agreement and the line of credit for Seix Floating Rate High Income Fund, as amended, are with commercial banks and allows the Funds to borrow cash from the bank that allows the Funds to borrow cash from the bank to manage large unexpected redemptions and trade fails, up to a limit of one-third or one-fifth, as applicable, of each Fund’s total net assets in accordance with the terms of the agreement. This Credit Agreement had a term of 364 days and was extended to July 7, 2023. Subsequent to the reporting period, the Credit Agreement was renewed for a term of 364 days for a period up to July 6, 2024. Effective March 10, 2022, interest is charged at the higher of the SOFR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. Total commitment fees paid for the six months ended June 30, 2023, are included in the “Interest expense and/or commitment fees” line on the Statements of Operations. The Funds and other affiliated funds that are parties are individually, and not jointly, liable for their particular advances, if any, under the Credit Agreement. The lending bank has the ability to require repayment of outstanding borrowings under this Credit Agreement upon certain circumstances such as an event of default.
The following Fund had outstanding loans during the six months period. The borrowings were valued at cost, which approximates fair value.

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2023
Fund	Interest Incurred on Borrowing	Average Borrowing	Weighted Average Interest Rate	Days Outstanding
Seix Floating Rate High Income Fund	$96	$20,932	5.92%	28
Note 12. Federal Income Tax Information
($ reported in thousands)
At June 30, 2023, the approximate aggregate cost basis and the unrealized appreciation (depreciation) of investments and other financial instruments for federal income tax purposes were as follows:
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Seix Core Bond Fund	$ 60,403	$ 99	$ (2,528)	$ (2,429)
Seix Corporate Bond Fund	49,604	54	(3,648)	(3,594)
Seix Floating Rate High Income Fund	1,550,172	38,728	(94,961)	(56,233)
Seix High Grade Municipal Bond Fund	45,556	467	(1,015)	(548)
Seix High Income Fund	145,061	595	(8,756)	(8,161)
Seix High Yield Fund	257,338	1,001	(16,122)	(15,121)
Seix Investment Grade Tax-Exempt Bond Fund	146,798	410	(3,945)	(3,535)
Seix Total Return Bond Fund	200,763	212	(8,410)	(8,198)
Seix U.S. Government Securities Ultra-Short Bond Fund	310,228	579	(4,350)	(3,771)
Seix Ultra-Short Bond Fund	22,750	22	(327)	(305)
Certain Funds have capital loss carryforwards available to offset future realized capital gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. For the year ended December 31, 2022, the Funds’ capital loss carryovers were as follows:
Fund	Short-Term	Long-Term
Seix Core Bond Fund	$ 5,546	$ 1,591
Seix Corporate Bond Fund	2,926	956
Seix Floating Rate High Income Fund	173,595	603,553
Seix High Grade Municipal Bond Fund	984	38
Seix High Income Fund	24,102	82,483
Seix High Yield Fund	15,788	56,360
Seix Investment Grade Tax-Exempt Bond Fund	2,898	1,573
Seix Total Return Bond Fund	19,139	5,765
Seix U.S. Government Securities Ultra-Short Bond Fund	8,354	—
Seix Ultra-Short Bond Fund	729	170
Note 13. Regulatory Matters and Litigation
From time to time, the Trust, the Funds, the Adviser and/or the Subadviser and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 14. Recent Accounting Pronouncement
In March 2020, the FASB issued Accounting Standards Update (“ASU”) No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered reference rates as of the end of 2021. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. On December 21, 2022, the FASB issued ASU 2022-06 to defer the sunset date of ASC 848 until December 31, 2024. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management is currently evaluating ASU 2020-04 and ASU 2020-06, but does not believe there will be a material impact.
Note 15. New Regulatory Pronouncement
In October 2022, the SEC adopted a rule and form amendments relating to tailored shareholder reports for mutual funds and ETFs; and fee information in investment company advertisements. The rule and form amendments will require mutual funds and ETFs to transmit streamlined shareholder reports

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2023
that highlight key information to investors. The rule amendments will require that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective in January 2023 and there is an 18-month transition period after the effective date of the amendment with a compliance date of July 2024.
Note 16. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (UNAUDITED)
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program (the “Program”) to govern the Funds’ approach to managing liquidity risk, which is the risk that a Fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Program is overseen by the Adviser as the Funds’ Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds. Assessment and management of a Fund’s liquidity risk under the Program take into consideration certain factors, such as the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of Fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
At a meeting of the Board held on May 22-24, 2023, the Board received a report from the Program Administrator addressing the operation and management of the Program for calendar year 2022 (the “Review Period”). The Program Administrator’s report noted that for the Review Period, the Program Administrator believed that the Program was implemented and operated effectively in all material respects and that existing procedures, controls and safeguards were appropriately designed to enable the Program Administrator to administer the Program in compliance with Rule 22e-4. The Program Administrator’s report noted that during the Review Period, there were no events that created liquidity related concerns for the Funds. The Program Administrator’s report further noted that while changes to the Program had been made during the Review Period and reported to the Board, no material changes were made to the Program as a result of the Program Administrator’s annual review.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to a Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in that Fund may be subject.

Virtus Seix High Grade Municipal Bond Fund and
Virtus Seix Investment Grade Tax-Exempt Bond Fund (each, a “Fund” and collectively, the “Funds”), each a series of Virtus Asset Trust (Unaudited)
Supplement dated May 2, 2023 to the Funds’ Summary Prospectuses, and the Virtus Asset Trust
Statutory Prospectus and Statement of Additional Information (“SAI”),
each dated April 28, 2023
IMPORTANT NOTICE TO INVESTORS
Effective June 15, 2023, Ronald H. Schwartz, CFA, will retire and step down as portfolio manager for the Virtus Seix High Grade Municipal Bond Fund and Virtus Seix Investment Grade Tax-Exempt Bond Fund. The Funds’ other portfolio manager, Dusty Self, will continue to manage the Funds, and there will be no changes to the investment processes for the Funds in connection with Mr. Schwartz’s retirement.
Investors should retain this supplement with the Prospectuses and SAI for future reference.
VAT 8022/Seix HGMB-IGTEB PM Announcement (5/2023)

VIRTUS ASSET TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Philip R. McLoughlin, Chairman
George R. Aylward
Donald C. Burke
Deborah A. DeCotis
F. Ford Drummond
Sidney E. Harris
John R. Mallin
Connie D. McDaniel
Geraldine M. McNamara
R. Keith Walton
Brian T. Zino
Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Timothy Branigan, Vice President and Fund Chief Compliance Officer
Jennifer Fromm, Vice President, Chief Legal Officer, Counsel and Secretary
Julia R. Short, Senior Vice President
Richard W. Smirl, Executive Vice President
Investment Adviser
Virtus Fund Advisers, LLC
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286-1048
How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

Important Notice to Shareholders
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 534470
Pittsburgh, PA 15253-4470
For more information about Virtus Funds,
please contact us at 1-800-243-1574, or visit Virtus.com.
8624	08-23

SEMIANNUAL REPORT
VIRTUS ASSET TRUST

June 30, 2023
Virtus Ceredex Large-Cap Value Equity Fund
Virtus Ceredex Mid-Cap Value Equity Fund
Virtus Ceredex Small-Cap Value Equity Fund
Virtus SGA International Growth Fund
Virtus Silvant Large-Cap Growth Stock Fund
Virtus Zevenbergen Innovative Growth Stock Fund

Not FDIC Insured • No Bank Guarantee • May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)
The subadvisers vote proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO  HOLDINGS INFORMATION
The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.
This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund's record and other pertinent information.

MESSAGE TO SHAREHOLDERS
To my fellow shareholders of Virtus Funds:
I am pleased to present this semiannual report, which reviews the performance of your Fund for the six months ended June 30, 2023.
The investment picture appeared to brighten during the six-month period, with inflation declining, the Federal Reserve (the “Fed”) pausing its interest rate increases in June, and markets recovering from the declines of 2022. Despite the failures of several banks in March of 2023, the economy appeared to be holding its own.
Domestic and international equity indexes posted positive returns for the six months ended June 30, 2023. U.S. large-capitalization stocks returned 16.89%, as measured by the S&P 500® Index, outpacing small-cap stocks, which were up 8.09%, as measured by the Russell 2000® Index. Within international equities, developed markets, as measured by the MSCI EAFE® Index (net), gained 11.67%, while emerging markets, as measured by the MSCI Emerging Markets Index (net), returned 4.89%.
In fixed income markets, the yield on the 10-year Treasury was 3.81% on June 30, 2023, down slightly from 3.88% on December 31, 2022. The broader U.S. fixed income market, as represented by the Bloomberg U.S. Aggregate Bond Index, was up 2.09% for the six-month period, while non-investment grade bonds, as measured by the Bloomberg U.S. Corporate High Yield Bond Index, gained 5.38%.
Thank you for entrusting the Virtus Funds with your assets. Please call our customer service team at 800-243-1574 if you have questions about your account or require assistance. We appreciate your business and remain committed to your long-term financial success.
Sincerely,
George R. Aylward
President, Virtus Funds
August 2023
Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investing involves risk, including the risk of loss of principal invested.
1

VIRTUS ASSET TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited)
FOR THE SIX-MONTH PERIOD OF January 1, 2023 TO June 30, 2023
We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of  a Virtus Asset Trust Fund discussed in this shareholder report (each, a “Fund”), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class I shares and Class R6 shares are sold without sales charges and do not incur distribution and service fees. Class R6 shares also do not incur shareholder servicing fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.
Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the accompanying tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
		Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Annualized Expense Ratio	Expenses Paid During Period*
Ceredex Large-Cap Value Equity Fund
	Class A	$ 1,000.00	$ 1,050.70	1.24%	$ 6.30
	Class C	1,000.00	1,047.80	1.72	8.73
	Class I	1,000.00	1,052.50	0.97	4.94
	Class R6	1,000.00	1,052.80	0.72	3.66
Ceredex Mid-Cap Value Equity Fund
	Class A	1,000.00	1,035.20	1.28	6.46
	Class C	1,000.00	1,032.70	1.76	8.87
	Class I	1,000.00	1,036.20	1.02	5.15
	Class R6	1,000.00	1,037.90	0.79	3.99
Ceredex Small-Cap Value Equity Fund
	Class A	1,000.00	1,055.80	1.46	7.44
	Class C	1,000.00	1,055.60	1.81	9.23
	Class I	1,000.00	1,058.60	1.15	5.87
	Class R6	1,000.00	1,059.70	0.88	4.49
SGA International Growth Fund
	Class A	1,000.00	1,136.90	1.32	6.99
	Class I	1,000.00	1,137.80	1.07	5.67
	Class R6	1,000.00	1,139.20	0.95	5.04
Silvant Large-Cap Growth Stock Fund
	Class A	1,000.00	1,350.90	1.24	7.23
	Class I	1,000.00	1,351.90	0.98	5.71
	Class R6	1,000.00	1,352.40	0.91	5.31
Zevenbergen Innovative Growth Stock Fund
	Class A	1,000.00	1,513.80	1.25	7.79
	Class I	1,000.00	1,515.50	1.00	6.24
	Class R6	1,000.00	1,516.20	0.90	5.61

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (181) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.
2

VIRTUS ASSET TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF January 1, 2023 TO June 30, 2023
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
		Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Annualized Expense Ratio	Expenses Paid During Period*
Ceredex Large-Cap Value Equity Fund
	Class A	$ 1,000.00	$ 1,018.65	1.24%	$ 6.21
	Class C	1,000.00	1,016.27	1.72	8.60
	Class I	1,000.00	1,019.98	0.97	4.86
	Class R6	1,000.00	1,021.22	0.72	3.61
Ceredex Mid-Cap Value Equity Fund
	Class A	1,000.00	1,018.45	1.28	6.41
	Class C	1,000.00	1,016.07	1.76	8.80
	Class I	1,000.00	1,019.74	1.02	5.11
	Class R6	1,000.00	1,020.88	0.79	3.96
Ceredex Small-Cap Value Equity Fund
	Class A	1,000.00	1,017.55	1.46	7.30
	Class C	1,000.00	1,015.82	1.81	9.05
	Class I	1,000.00	1,019.09	1.15	5.76
	Class R6	1,000.00	1,020.43	0.88	4.41
SGA International Growth Fund
	Class A	1,000.00	1,018.25	1.32	6.61
	Class I	1,000.00	1,019.49	1.07	5.36
	Class R6	1,000.00	1,020.08	0.95	4.76
Silvant Large-Cap Growth Stock Fund
	Class A	1,000.00	1,018.65	1.24	6.21
	Class I	1,000.00	1,019.93	0.98	4.91
	Class R6	1,000.00	1,020.28	0.91	4.56
Zevenbergen Innovative Growth Stock Fund
	Class A	1,000.00	1,018.60	1.25	6.26
	Class I	1,000.00	1,019.84	1.00	5.01
	Class R6	1,000.00	1,020.33	0.90	4.51

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (181) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.
3

VIRTUS ASSET TRUST
KEY INVESTMENT TERMS (Unaudited)
June 30, 2023
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust.  Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Bloomberg U.S. Aggregate Bond Index
The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment-grade, fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Bloomberg U.S. Corporate High Yield Bond Index
The Bloomberg U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Exchange-Traded Fund (“ETF”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Federal Reserve (the “Fed”)
The Central Bank of the U.S., responsible for controlling money supply, interest rates, and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches, and all national and state banks that are part of the system.
MSCI EAFE® Index (net)
The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI Emerging Markets Index (net)
The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.
Russell 2000® Index
The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
S&P 500® Index
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Sponsored ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the New York Stock Exchange (“NYSE”).
4

VIRTUS ASSET TRUST
PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited)
June 30, 2023
For each Fund, the following tables present asset allocations within certain sectors as a percentage of total investments as of June 30, 2023.
Ceredex Large-Cap Value Equity Fund
Industrials	20%
Financials	19
Health Care	12
Information Technology	10
Materials	9
Real Estate	8
Energy	7
Other (includes short-term investment)	15
Total	100%

Ceredex Mid-Cap Value Equity Fund
Industrials	22%
Financials	18
Utilities	11
Real Estate	9
Materials	9
Health Care	7
Information Technology	7
Other (includes short-term investment and securities lending collateral)	17
Total	100%

Ceredex Small-Cap Value Equity Fund
Financials	22%
Industrials	21
Materials	10
Energy	9
Information Technology	9
Real Estate	9
Consumer Discretionary	8
Other	12
Total	100%

SGA International Growth Fund
Consumer Staples	21%
Health Care	20
Financials	19
Information Technology	13
Industrials	8
Materials	7
Consumer Discretionary	5
Other (includes securities lending collateral)	7
Total	100%

Silvant Large-Cap Growth Stock Fund
Information Technology	43%
Consumer Discretionary	14
Health Care	12
Communication Services	11
Financials	8
Industrials	5
Consumer Staples	2
Other (includes short-term investment)	5
Total	100%

Zevenbergen Innovative Growth Stock Fund
Information Technology	38%
Consumer Discretionary	28
Communication Services	11
Health Care	10
Industrials	9
Real Estate	2
Financials	2
Total	100%

5

Ceredex Large-Cap Value Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—98.0%
Communication Services—2.0%
Verizon Communications, Inc.	427,578	$ 15,902
Consumer Discretionary—4.3%
Best Buy Co., Inc.	213,783	17,520
Home Depot, Inc. (The)	53,681	16,675
		34,195

Consumer Staples—3.9%
Colgate-Palmolive Co.	231,901	17,865
Sysco Corp.	181,805	13,490
		31,355

Energy—7.2%
Baker Hughes Co. Class A	583,686	18,450
Chesapeake Energy Corp.	195,241	16,338
EOG Resources, Inc.	200,642	22,961
		57,749

Financials—19.1%
Allstate Corp. (The)	142,447	15,532
Bank of America Corp.	741,881	21,285
Capital One Financial Corp.	136,068	14,882
JPMorgan Chase & Co.	80,610	11,724
PNC Financial Services Group, Inc. (The)	162,230	20,433
Progressive Corp. (The)	150,189	19,880
Raymond James Financial, Inc.	125,504	13,024
State Street Corp.	206,783	15,132
Willis Towers Watson plc	89,888	21,169
		153,061

Health Care—11.4%
Danaher Corp.	80,209	19,250
Humana, Inc.	35,838	16,024
Johnson & Johnson	143,336	23,725
Revvity, Inc.	130,074	15,452
Teleflex, Inc.	31,159	7,541
	Shares	Value

Health Care—continued
Universal Health Services, Inc. Class B	59,983	$ 9,464
		91,456

Industrials—19.2%
Emerson Electric Co.	149,441	13,508
FedEx Corp.	56,567	14,023
Fortive Corp.	218,313	16,323
Honeywell International, Inc.	93,513	19,404
IDEX Corp.	46,643	10,040
Jacobs Solutions, Inc.	91,779	10,912
Knight-Swift Transportation Holdings, Inc. Class A	280,406	15,579
L3Harris Technologies, Inc.	100,626	19,700
Parker-Hannifin Corp.	40,997	15,990
Southwest Airlines Co.	254,873	9,229
United Rentals, Inc.	21,700	9,665
		154,373

Information Technology—9.8%
Intel Corp.	382,138	12,779
Marvell Technology, Inc.	307,714	18,395
QUALCOMM, Inc.	214,168	25,494
Teradyne, Inc.	197,931	22,036
		78,704

Materials—8.9%
Avery Dennison Corp.	104,744	17,995
Crown Holdings, Inc.	111,226	9,662
Eastman Chemical Co.	122,539	10,259
Freeport-McMoRan, Inc.	260,993	10,440
Sherwin-Williams Co. (The)	85,845	22,793
		71,149

Real Estate—7.4%
American Homes 4 Rent Class A	478,476	16,962
Crown Castle, Inc.	145,643	16,594
Extra Space Storage, Inc.	81,060	12,066
	Shares	Value

Real Estate—continued
Prologis, Inc.	113,959	$ 13,975
		59,597

Utilities—4.8%
CMS Energy Corp.	284,634	16,722
PPL Corp.	821,269	21,731
		38,453

Total Common Stocks (Identified Cost $733,771)		785,994

Total Long-Term Investments—98.0% (Identified Cost $733,771)		785,994

Short-Term Investment—0.3%
Money Market Mutual Fund—0.3%
State Street Institutional U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 4.948%)(1)	1,948,582	1,949
Total Short-Term Investment (Identified Cost $1,949)		1,949

TOTAL INVESTMENTS—98.3% (Identified Cost $735,720)		$787,943
Other assets and liabilities, net—1.7%		13,796
NET ASSETS—100.0%		$801,739

Footnote Legend:
(1)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the value of the Fund’s investments as of June 30, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2023	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$785,994	$785,994
Money Market Mutual Fund	1,949	1,949
Total Investments	$787,943	$787,943
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2023.
There were no transfers  into or  out of Level 3 related to securities held at June 30, 2023.
See Notes to Financial Statements
6

Ceredex Mid-Cap Value Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—97.2%
Consumer Discretionary—4.5%
Best Buy Co., Inc.	450,000	$ 36,877
InterContinental Hotels Group plc ADR(1)	350,000	24,658
Lennar Corp. Class A	100,000	12,531
Macy’s, Inc.	2,000,000	32,100
		106,166

Consumer Staples—4.1%
Clorox Co. (The)	155,000	24,651
Constellation Brands, Inc. Class A	150,000	36,920
Kroger Co. (The)	785,000	36,895
		98,466

Energy—6.7%
Baker Hughes Co. Class A	1,550,000	48,996
Chesapeake Energy Corp.	600,000	50,208
Hess Corp.	450,000	61,177
		160,381

Financials—18.0%
Allstate Corp. (The)	515,000	56,155
Brown & Brown, Inc.	400,000	27,536
Capital One Financial Corp.	365,000	39,920
First Citizens BancShares, Inc. Class A	37,000	47,488
Global Payments, Inc.	340,000	33,497
Hartford Financial Services Group, Inc. (The)	490,000	35,290
Jefferies Financial Group, Inc.	1,000,000	33,170
PNC Financial Services Group, Inc. (The)	325,000	40,934
Raymond James Financial, Inc.	258,650	26,840
RenaissanceRe Holdings Ltd.	160,000	29,843
Willis Towers Watson plc	240,000	56,520
		427,193

Health Care—7.0%
Humana, Inc.	110,000	49,184
Revvity, Inc.	445,000	52,862
Universal Health Services, Inc. Class B	230,000	36,287
Zimmer Biomet Holdings, Inc.	200,000	29,120
		167,453

Industrials—21.9%
Carlisle Cos., Inc.	170,000	43,610
Dover Corp.	245,000	36,174
Emerson Electric Co.	500,000	45,195
Equifax, Inc.	125,000	29,413
FedEx Corp.	150,000	37,185
Fortive Corp.	400,000	29,908
	Shares	Value

Industrials—continued
General Dynamics Corp.	215,000	$ 46,257
Howmet Aerospace, Inc.	750,000	37,170
IDEX Corp.	115,000	24,755
Knight-Swift Transportation Holdings, Inc. Class A	650,000	36,114
L3Harris Technologies, Inc.	250,000	48,943
Parker-Hannifin Corp.	110,000	42,904
Southwest Airlines Co.	330,000	11,949
United Rentals, Inc.	115,000	51,218
		520,795

Information Technology—6.9%
Dell Technologies, Inc. Class C	825,000	44,641
Marvell Technology, Inc.	650,000	38,857
Power Integrations, Inc.	340,000	32,188
Skyworks Solutions, Inc.	445,000	49,257
		164,943

Materials—8.3%
Ashland, Inc.	405,000	35,199
Avery Dennison Corp.	260,000	44,668
Freeport-McMoRan, Inc.	700,000	28,000
PPG Industries, Inc.	345,000	51,163
Sherwin-Williams Co. (The)	145,000	38,500
		197,530

Real Estate—8.8%
American Homes 4 Rent Class A	1,350,000	47,858
Americold Realty Trust, Inc.	1,400,000	45,220
Extra Space Storage, Inc.	370,000	55,074
SBA Communications Corp. Class A	265,000	61,416
		209,568

Utilities—11.0%
Ameren Corp.	525,000	42,877
CenterPoint Energy, Inc.	1,480,000	43,142
CMS Energy Corp.	735,000	43,181
Exelon Corp.	1,100,000	44,814
PPL Corp.	1,750,000	46,305
Xcel Energy, Inc.	660,000	41,032
		261,351

Total Common Stocks (Identified Cost $2,209,508)		2,313,846

Total Long-Term Investments—97.2% (Identified Cost $2,209,508)		2,313,846

	Shares	Value
Short-Term Investment—0.0%
Money Market Mutual Fund—0.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.997%)(2)	22,661	$ 23
Total Short-Term Investment (Identified Cost $23)		23

Securities Lending Collateral—0.7%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.997%)(2)(3)	16,429,370	16,429
Total Securities Lending Collateral (Identified Cost $16,429)		16,429

TOTAL INVESTMENTS—97.9% (Identified Cost $2,225,960)		$2,330,298
Other assets and liabilities, net—2.1%		49,781
NET ASSETS—100.0%		$2,380,079

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	All or a portion of security is on loan.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(3)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	95%
Ireland	3
Bermuda	1
United Kingdom	1
Total	100%
† % of total investments as of June 30, 2023.
For information regarding the abbreviations, see the Key Investment Terms starting on page 4.
See Notes to Financial Statements
7

Ceredex Mid-Cap Value Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2023	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$2,313,846	$2,313,846
Money Market Mutual Fund	23	23
Securities Lending Collateral	16,429	16,429
Total Investments	$2,330,298	$2,330,298
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2023.
There were no transfers into  or  out of Level 3 related to securities held at June 30, 2023.
See Notes to Financial Statements
8

Ceredex Small-Cap Value Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—96.3%
Communication Services—0.8%
Scholastic Corp.	45,047	$ 1,752
Consumer Discretionary—7.8%
Autoliv, Inc.	35,200	2,994
Carter’s, Inc.	32,185	2,337
Choice Hotels International, Inc.	17,600	2,068
Macy’s, Inc.	143,200	2,298
Signet Jewelers Ltd.	45,700	2,982
Steven Madden Ltd.	98,400	3,217
		15,896

Consumer Staples—2.1%
Andersons, Inc. (The)	44,300	2,044
Energizer Holdings, Inc.	69,050	2,319
		4,363

Energy—8.7%
Cactus, Inc. Class A	72,900	3,085
ChampionX Corp.	101,800	3,160
Chord Energy Corp.	19,800	3,045
NOV, Inc.	191,200	3,067
Ovintiv, Inc.	75,400	2,870
Range Resources Corp.	90,000	2,646
		17,873

Financials—21.6%
AMERISAFE, Inc.	23,400	1,248
Bank of Hawaii Corp.	72,300	2,981
Columbia Banking System, Inc.	144,600	2,932
Comerica, Inc.	77,900	3,300
Cullen/Frost Bankers, Inc.	29,450	3,167
Evercore, Inc. Class A	18,300	2,262
First Interstate BancSystem, Inc. Class A	88,308	2,105
FNB Corp.	250,600	2,867
Horace Mann Educators Corp.	86,000	2,551
Kemper Corp.	68,600	3,310
Kinsale Capital Group, Inc.	2,800	1,048
Perella Weinberg Partners Class A	183,300	1,527
Pinnacle Financial Partners, Inc.	53,400	3,025
Seacoast Banking Corp. of Florida	140,800	3,112
Selective Insurance Group, Inc.	23,400	2,245
SouthState Corp.	45,900	3,020
Wintrust Financial Corp.	45,800	3,326
		44,026

Health Care—4.3%
DENTSPLY SIRONA, Inc.	90,100	3,606
Patterson Cos., Inc.	45,700	1,520
Perrigo Co. plc	108,000	3,666
		8,792

	Shares	Value

Industrials—20.3%
Armstrong World Industries, Inc.	39,762	$ 2,921
BWX Technologies, Inc.	21,200	1,517
Curtiss-Wright Corp.	19,300	3,545
Forward Air Corp.	25,100	2,663
Herc Holdings, Inc.	24,800	3,394
Hexcel Corp.	29,700	2,258
Interface, Inc. Class A	154,627	1,359
KBR, Inc.	48,200	3,136
Matthews International Corp. Class A	34,054	1,451
RB Global, Inc.	84,600	5,076
Schneider National, Inc. Class B	112,000	3,217
Science Applications International Corp.	18,100	2,036
Stantec, Inc.	47,300	3,085
Timken Co. (The)	29,600	2,709
Valmont Industries, Inc.	10,500	3,056
		41,423

Information Technology—8.6%
Belden, Inc.	35,600	3,405
Dolby Laboratories, Inc. Class A	47,600	3,983
Littelfuse, Inc.	11,100	3,234
Power Integrations, Inc.	42,200	3,995
Progress Software Corp.	49,500	2,876
		17,493

Materials—9.3%
Ashland, Inc.	35,100	3,051
Avient Corp.	46,004	1,882
Carpenter Technology Corp.	54,000	3,031
Element Solutions, Inc.	133,100	2,555
Hudbay Minerals, Inc.	446,700	2,144
Louisiana-Pacific Corp.	27,300	2,047
Minerals Technologies, Inc.	38,400	2,215
Sensient Technologies Corp.	29,200	2,077
		19,002

Real Estate—8.5%
Agree Realty Corp.	49,000	3,204
Brixmor Property Group, Inc.	117,200	2,579
Colliers International Group, Inc.	36,320	3,566
FirstService Corp.	17,031	2,624
Physicians Realty Trust	182,300	2,550
PotlatchDeltic Corp.	52,500	2,775
		17,298

Utilities—4.3%
Algonquin Power & Utilities Corp.	395,700	3,269
Atlantica Sustainable Infrastructure plc	96,750	2,268
	Shares	Value

	Utilities—continued
Vistra Corp.	122,184	$ 3,207
		8,744

	Total Common Stocks (Identified Cost $183,672)	196,662

	Total Long-Term Investments—96.3% (Identified Cost $183,672)	196,662

	TOTAL INVESTMENTS—96.3% (Identified Cost $183,672)	$196,662
	Other assets and liabilities, net—3.7%	7,451
	NET ASSETS—100.0%	$204,113

Country Weightings†
United States	85%
Canada	10
Ireland	2
Bermuda	2
United Kingdom	1
Total	100%
† % of total investments as of June 30, 2023.
See Notes to Financial Statements
9

Ceredex Small-Cap Value Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2023	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$196,662	$196,662
Total Investments	$196,662	$196,662
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2023.
There were no transfers into or out of Level 3 related to securities held at June 30, 2023.
See Notes to Financial Statements
10

SGA International Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023
($ reported in thousands)
	Shares	Value
Preferred Stock—2.3%
Germany—2.3%
Sartorius AG, 0.470%	3,724	$ 1,289
Total Preferred Stock (Identified Cost $1,439)		1,289

Common Stocks—94.4%
Brazil—4.0%
MercadoLibre, Inc.(1)	906	1,073
XP, Inc. Class A(1)	50,734	1,190
		2,263

Canada—3.4%
Canadian Pacific Kansas City Ltd.(2)	24,052	1,943
China—5.5%
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	1,175,258	1,542
Yum China Holdings, Inc.	27,335	1,549
		3,091

Denmark—3.3%
Novo Nordisk A/S Sponsored ADR	11,649	1,885
France—6.4%
Dassault Systemes SE	37,572	1,665
L’Oreal S.A.	4,257	1,984
		3,649

Germany—2.3%
SAP SE Sponsored ADR(2)	9,684	1,325
Hong Kong—3.9%
AIA Group Ltd.	218,243	2,217
India—8.2%
HDFC Bank Ltd. ADR	38,064	2,653
Infosys Ltd. Sponsored ADR	125,735	2,021
		4,674

Ireland—5.0%
Experian plc	28,915	1,108
ICON plc ADR(1)	7,004	1,753
		2,861

	Shares	Value

Japan—4.3%
Recruit Holdings Co., Ltd.	43,257	$ 1,380
Sysmex Corp.	15,605	1,069
		2,449

Mexico—7.2%
Fomento Economico Mexicano SAB de C.V. Sponsored ADR	19,769	2,191
Wal-Mart de Mexico SAB de C.V.	470,728	1,867
		4,058

Netherlands—8.5%
Adyen N.V.(1)	1,083	1,874
Heineken N.V.	18,390	1,890
Universal Music Group N.V.	48,993	1,088
		4,852

Switzerland—11.9%
Alcon, Inc.	23,776	1,952
Nestle S.A. Registered Shares	11,240	1,351
Sika AG Registered Shares	6,126	1,750
Temenos AG Registered Shares	21,093	1,677
		6,730

Thailand—1.9%
CP ALL PCL Foreign Shares	621,068	1,096
United Kingdom—12.2%
Aon plc Class A	8,106	2,798
Diageo plc	44,224	1,898
Linde plc	5,839	2,225
		6,921

United States—6.4%
Atlassian Corp. Class A(1)	7,602	1,276
STERIS plc	10,561	2,376
		3,652

Total Common Stocks (Identified Cost $43,169)		53,666

Total Long-Term Investments—96.7% (Identified Cost $44,608)		54,955

	Shares	Value

Securities Lending Collateral—5.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.997%)(3)(4)	3,094,324	$ 3,094
Total Securities Lending Collateral—5.4% (Identified Cost $3,094)		3,094

TOTAL INVESTMENTS—102.1% (Identified Cost $47,702)		$58,049
Other assets and liabilities, net—(2.1)%		(1,195)
NET ASSETS—100.0%		$56,854

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	All or a portion of security is on loan.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(4)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United Kingdom	12%
United States	12
Switzerland	12
Netherlands	8
India	8
Mexico	7
France	6
Other	35
Total	100%
† % of total investments as of June 30, 2023.
For information regarding the abbreviations, see the Key Investment Terms starting on page 4.
See Notes to Financial Statements
11

SGA International Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$53,666	$44,813	$8,853
Preferred Stock	1,289	1,289	—
Securities Lending Collateral	3,094	3,094	—
Total Investments	$58,049	$49,196	$8,853
There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2023.
There were no transfers into or out of Level 3 related to securities held at June 30, 2023.
See Notes to Financial Statements
12

Silvant Large-Cap Growth Stock Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—98.5%
Communication Services—11.0%
Alphabet, Inc. Class A(1)	40,216	$ 4,814
Alphabet, Inc. Class C(1)	34,901	4,222
Meta Platforms, Inc. Class A(1)	18,657	5,354
Snap, Inc. Class A(1)	8,980	106
Trade Desk, Inc. (The) Class A(1)	7,393	571
		15,067

Consumer Discretionary—14.8%
Amazon.com, Inc.(1)	64,837	8,452
Booking Holdings, Inc.(1)	574	1,550
Chipotle Mexican Grill, Inc. Class A(1)	679	1,453
DraftKings, Inc. Class A(1)	29,478	783
Las Vegas Sands Corp.(1)	15,521	900
Lululemon Athletica, Inc.(1)	1,987	752
MercadoLibre, Inc.(1)	278	329
O’Reilly Automotive, Inc.(1)	1,798	1,718
Royal Caribbean Cruises Ltd.(1)	12,933	1,342
Tesla, Inc.(1)	3,812	998
TJX Cos., Inc. (The)	22,351	1,895
		20,172

Consumer Staples—2.3%
Colgate-Palmolive Co.	7,095	547
Costco Wholesale Corp.	4,896	2,636
		3,183

Financials—7.7%
American Express Co.	7,936	1,382
Mastercard, Inc. Class A	7,967	3,133
S&P Global, Inc.	4,691	1,881
Visa, Inc. Class A	14,559	3,458
Wells Fargo & Co.	15,940	680
		10,534

Health Care—12.5%
Bristol-Myers Squibb Co.	17,184	1,099
Dexcom, Inc.(1)	12,835	1,649
	Shares	Value

Health Care—continued
Edwards Lifesciences Corp.(1)	6,821	$ 643
Eli Lilly & Co.	10,635	4,988
Exact Sciences Corp.(1)	8,739	821
Insulet Corp.(1)	1,946	561
Intuitive Surgical, Inc.(1)	4,760	1,628
Mettler-Toledo International, Inc.(1)	1,155	1,515
Natera, Inc.(1)	8,128	395
Thermo Fisher Scientific, Inc.	1,681	877
UnitedHealth Group, Inc.	5,906	2,839
		17,015

Industrials—5.2%
Boeing Co. (The)(1)	9,468	1,999
Deere & Co.	2,429	984
Emerson Electric Co.	7,746	700
Fair Isaac Corp.(1)	836	677
General Electric Co.	6,643	730
Honeywell International, Inc.	2,256	468
Paycom Software, Inc.	2,250	723
Rockwell Automation, Inc.	2,526	832
		7,113

Information Technology—44.0%
Adobe, Inc. (1)	4,194	2,051
Apple, Inc.	98,313	19,070
Applied Materials, Inc.	16,917	2,445
ASML Holding N.V. Registered Shares	741	537
Autodesk, Inc.(1)	6,811	1,394
DocuSign, Inc. Class A(1)	2,580	132
Five9, Inc.(1)	4,454	367
HubSpot, Inc.(1)	1,374	731
Lattice Semiconductor Corp.(1)	5,533	531
Microsoft Corp.	52,772	17,971
NVIDIA Corp.	21,128	8,937
QUALCOMM, Inc.	15,034	1,790
Roper Technologies, Inc.	1,400	673
Salesforce, Inc.(1)	7,521	1,589
SentinelOne, Inc. Class A(1)	16,420	248
	Shares	Value

Information Technology—continued
Workday, Inc. Class A(1)	6,703	$ 1,514
		59,980

Materials—1.0%
Air Products & Chemicals, Inc.	2,154	645
Vulcan Materials Co.	3,268	737
		1,382

Total Common Stocks (Identified Cost $55,926)		134,446

Total Long-Term Investments—98.5% (Identified Cost $55,926)		134,446

Short-Term Investment—3.9%
Money Market Mutual Fund—3.9%
State Street Institutional U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 4.948%)(2)	5,282,085	5,282
Total Short-Term Investment (Identified Cost $5,282)		5,282

TOTAL INVESTMENTS—102.4% (Identified Cost $61,208)		$139,728
Other assets and liabilities, net—(2.4)%		(3,229)
NET ASSETS—100.0%		$136,499

Abbreviation:
S&P	Standard & Poor’s

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the value of the Fund’s investments as of June 30, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2023	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$134,446	$134,446
Money Market Mutual Fund	5,282	5,282
Total Investments	$139,728	$139,728
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2023.
There were no transfers into or out of Level 3 related to securities held at June 30, 2023.
For information regarding the abbreviations, see the Key Investment Terms starting on page 4.
See Notes to Financial Statements
13

Zevenbergen Innovative Growth Stock Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—97.9%
Communication Services—10.5%
Meta Platforms, Inc. Class A(1)	27,300	$ 7,835
Netflix, Inc.(1)	28,920	12,739
Trade Desk, Inc. (The) Class A(1)	428,300	33,073
		53,647

Consumer Discretionary—27.2%
Airbnb, Inc. Class A(1)	113,700	14,572
Amazon.com, Inc.(1)	206,800	26,958
Global-e Online Ltd.(1)	239,900	9,822
MercadoLibre, Inc.(1)	24,620	29,165
On Holding AG Class A(1)	218,100	7,197
Tesla, Inc.(1)	165,975	43,447
Wingstop, Inc.	37,265	7,459
		138,620

Financials—1.5%
Block, Inc. Class A(1)	116,600	7,762
Health Care—10.0%
Exact Sciences Corp.(1)	238,400	22,386
Natera, Inc.(1)	83,450	4,061
Repligen Corp.(1)	25,800	3,650
Seagen, Inc.(1)	52,075	10,022
Veeva Systems, Inc. Class A(1)	56,000	11,073
		51,192

Industrials—9.2%
Axon Enterprise, Inc.(1)	81,700	15,941
Paylocity Holding Corp.(1)	42,700	7,879
Shoals Technologies Group, Inc. Class A(1)	142,250	3,636
Uber Technologies, Inc.(1)	450,000	19,427
		46,883

	Shares	Value

Information Technology—37.3%
Advanced Micro Devices, Inc.(1)	131,000	$ 14,922
ASML Holding N.V. Registered Shares	11,000	7,972
BILL Holdings, Inc.(1)	141,500	16,534
Cadence Design Systems, Inc.(1)	27,200	6,379
Crowdstrike Holdings, Inc. Class A(1)	42,900	6,301
DoubleVerify Holdings, Inc.(1)	351,000	13,661
Enphase Energy, Inc.(1)	68,150	11,414
First Solar, Inc.(1)	35,000	6,653
NVIDIA Corp.	77,770	32,898
Palo Alto Networks, Inc.(1)	44,000	11,243
ServiceNow, Inc.(1)	23,800	13,375
Shopify, Inc. Class A(1)	437,500	28,263
Snowflake, Inc. Class A(1)	100,150	17,624
Sprout Social, Inc. Class A(1)	74,378	3,433
		190,672

Real Estate—2.2%
Zillow Group, Inc. Class C(1)	220,400	11,077
Total Common Stocks (Identified Cost $326,607)		499,853

Total Long-Term Investments—97.9% (Identified Cost $326,607)		499,853

TOTAL INVESTMENTS—97.9% (Identified Cost $326,607)		$499,853
Other assets and liabilities, net—2.1%		10,664
NET ASSETS—100.0%		$510,517

Footnote Legend:
(1)	Non-income producing.

Country Weightings†
United States	89%
Uruguay	6
Israel	2
Netherlands	2
Switzerland	1
Total	100%
† % of total investments as of June 30, 2023.
The following table summarizes the value of the Fund’s investments as of June 30, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2023	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$499,853	$499,853
Total Investments	$499,853	$499,853
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2023.
There were no transfers into or out of Level 3 related to securities held at June 30, 2023.
See Notes to Financial Statements
14

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2023
(Reported in thousands except shares and per share amounts)
	Ceredex Large-Cap Value Equity Fund	Ceredex Mid-Cap Value Equity Fund	Ceredex Small-Cap Value Equity Fund
Assets
Investment in securities at value(1)(2)	$ 787,943	$ 2,330,298	$ 196,662
Cash	13,052	62,030	5,724
Receivables
Investment securities sold	—	29,986	8,337
Fund shares sold	1,020	1,977	678
Dividends	1,033	3,128	208
Tax reclaims	—	10	15
Securities lending income	—	16	—
Prepaid Trustees’ retainer	14	47	3
Prepaid expenses	81	42	25
Other assets	85	247	21
Total assets	803,228	2,427,781	211,673
Liabilities
Payables
Fund shares repurchased	678	4,201	10
Investment securities purchased	—	24,383	7,255
Collateral on securities loaned	—	16,429	—
Investment advisory fees	403	1,297	122
Distribution and service fees	23	45	6
Administration and accounting fees	68	195	17
Transfer agent and sub-transfer agent fees and expenses	136	647	83
Professional fees	50	113	29
Trustee deferred compensation plan	85	247	21
Interest expense and/or commitment fees	3	7	1
Other accrued expenses	43	138	16
Total liabilities	1,489	47,702	7,560
Net Assets	$ 801,739	$ 2,380,079	$ 204,113
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 758,881	$ 2,401,626	$ 166,552
Accumulated earnings (loss)	42,858	(21,547)	37,561
Net Assets	$ 801,739	$ 2,380,079	$ 204,113
Net Assets:
Class A	$ 101,965	$ 182,874	$ 29,055
Class C	$ 1,989	$ 10,352	$ 596
Class I	$ 471,325	$ 1,525,029	$ 129,598
Class R6	$ 226,460	$ 661,824	$ 44,864
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	10,174,464	16,802,186	3,941,292
Class C	209,626	994,709	101,224
Class I	45,813,338	136,726,160	16,341,321
Class R6	21,703,362	58,998,705	5,627,828
Net Asset Value and Redemption Price Per Share:*
Class A	$ 10.02	$ 10.88	$ 7.37
Class C	$ 9.49	$ 10.41	$ 5.89
Class I	$ 10.29	$ 11.15	$ 7.93
Class R6	$ 10.43	$ 11.22	$ 7.97
See Notes to Financial Statements
15

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
June 30, 2023
(Reported in thousands except shares and per share amounts)
	Ceredex Large-Cap Value Equity Fund	Ceredex Mid-Cap Value Equity Fund	Ceredex Small-Cap Value Equity Fund
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 10.60	$ 11.51	$ 7.80
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$ 735,720	$ 2,225,960	$ 183,672
(2) Market value of securities on loan	$ —	$ 16,302	$ —

*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements
16

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
June 30, 2023
(Reported in thousands except shares and per share amounts)
	SGA International Growth Fund	Silvant Large-Cap Growth Stock Fund	Zevenbergen Innovative Growth Stock Fund
Assets
Investment in securities at value(1)(2)	$ 58,049	$ 139,728	$ 499,853
Foreign currency at value(3)	— (a)	—	—
Cash	1,380	1,004	9,337
Receivables
Investment securities sold	—	—	141
Fund shares sold	574	187	3,788
Dividends	45	29	7
Tax reclaims	87	—	—
Securities lending income	— (a)	—	—
Prepaid Trustees’ retainer	1	2	9
Prepaid expenses	21	20	28
Other assets	6	14	52
Total assets	60,163	140,984	513,215
Liabilities
Payables
Fund shares repurchased	136	255	2,095
Investment securities purchased	—	4,074	—
Collateral on securities loaned	3,094	—	—
Investment advisory fees	28	74	292
Distribution and service fees	1	21	26
Administration and accounting fees	5	12	43
Transfer agent and sub-transfer agent fees and expenses	12	22	134
Professional fees	24	7	40
Trustee deferred compensation plan	6	14	52
Interest expense and/or commitment fees	— (a)	— (a)	3
Other accrued expenses	3	6	13
Total liabilities	3,309	4,485	2,698
Net Assets	$ 56,854	$ 136,499	$ 510,517
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 47,407	$ 54,344	$ 493,659
Accumulated earnings (loss)	9,447	82,155	16,858
Net Assets	$ 56,854	$ 136,499	$ 510,517
Net Assets:
Class A	$ 7,846	$ 102,852	$ 127,860
Class I	$ 45,386	$ 33,419	$ 368,188
Class R6	$ 3,622	$ 228	$ 14,469
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	858,667	16,358,297	3,525,628
Class I	4,777,169	3,090,488	9,416,069
Class R6	377,934	20,790	369,011
Net Asset Value and Redemption Price Per Share:*
Class A	$ 9.14	$ 6.29	$ 36.27
Class I	$ 9.50	$ 10.81	$ 39.10
Class R6	$ 9.58	$ 10.99	$ 39.21
See Notes to Financial Statements
17

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
June 30, 2023
(Reported in thousands except shares and per share amounts)
	SGA International Growth Fund	Silvant Large-Cap Growth Stock Fund	Zevenbergen Innovative Growth Stock Fund
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 9.67	$ 6.66	$ 38.38
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$ 47,702	$ 61,208	$ 326,607
(2) Market value of securities on loan	$ 3,085	$ —	$ —
(3) Foreign currency at cost	$ —(a)	$ —	$ —

(a)	Amount is less than $500 (not in thousands).
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements
18

VIRTUS ASSET TRUST
STATEMENTS OF OPERATIONS (Unaudited)
SIX MONTHS ENDED June 30, 2023
($ reported in thousands)
	Ceredex Large-Cap Value Equity Fund	Ceredex Mid-Cap Value Equity Fund	Ceredex Small-Cap Value Equity Fund
Investment Income
Dividends	$ 9,167	$18,772	$ 2,648
Securities lending, net of fees	—	40	—
Foreign taxes withheld	—	—	(62)
Total investment income	9,167	18,812	2,586
Expenses
Investment advisory fees	2,643	8,536	930
Distribution and service fees, Class A	135	242	37
Distribution and service fees, Class C	10	58	3
Administration and accounting fees	396	1,248	115
Transfer agent fees and expenses	165	525	47
Sub-transfer agent fees and expenses, Class A	88	159	23
Sub-transfer agent fees and expenses, Class C	1	5	— (1)
Sub-transfer agent fees and expenses, Class I	338	1,137	113
Custodian fees	1	4	2
Printing fees and expenses	25	90	11
Professional fees	2	—	10
Interest expense and/or commitment fees	7	10	4
Registration fees	32	51	23
Trustees’ fees and expenses	31	102	10
Miscellaneous expenses	28	69	10
Total expenses	3,902	12,236	1,338
Less net expenses reimbursed and/or waived by investment adviser(2)	(338)	(293)	(103)
Less low balance account fees	— (1)	— (1)	—
Net expenses	3,564	11,943	1,235
Net investment income (loss)	5,603	6,869	1,351
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(1,866)	1,600	24,705
Foreign currency transactions	—	—	— (1)
Net change in unrealized appreciation (depreciation) on:
Investments	39,824	75,911	(13,169)
Foreign currency transactions	—	— (1)	— (1)
Net realized and unrealized gain (loss) on investments	37,958	77,511	11,536
Net increase (decrease) in net assets resulting from operations	$43,561	$84,380	$ 12,887

(1)	Amount is less than $500 (not in thousands).
(2)	See Note 3D in Notes to Financial Statements.
See Notes to Financial Statements
19

VIRTUS ASSET TRUST
STATEMENTS OF OPERATIONS (Unaudited) (Continued)
SIX MONTHS ENDED June 30, 2023
($ reported in thousands)
	SGA International Growth Fund	Silvant Large-Cap Growth Stock Fund	Zevenbergen Innovative Growth Stock Fund
Investment Income
Dividends	$ 415	$ 387	$ 194
Securities lending, net of fees	1	1	—
Foreign taxes withheld	(41)	— (1)	(5)
Total investment income	375	388	189
Expenses
Investment advisory fees	195	370	1,657
Distribution and service fees, Class A	9	112	136
Administration and accounting fees	27	58	215
Transfer agent fees and expenses	11	23	90
Sub-transfer agent fees and expenses, Class A	4	31	69
Sub-transfer agent fees and expenses, Class I	20	10	155
Custodian fees	2	— (1)	1
Printing fees and expenses	2	4	16
Professional fees	14	16	6
Interest expense and/or commitment fees	— (1)	1	2
Registration fees	17	13	30
Trustees’ fees and expenses	1	4	15
Miscellaneous expenses	7	8	18
Total expenses	309	650	2,410
Less net expenses reimbursed and/or waived by investment adviser(2)	(56)	(16)	(216)
Less low balance account fees	—	— (1)	— (1)
Net expenses	253	634	2,194
Net investment income (loss)	122	(246)	(2,005)
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(447)	3,925	(4,953)
Foreign currency transactions	5	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	6,203	28,586	173,914
Foreign currency transactions	3	—	—
Net realized and unrealized gain (loss) on investments	5,764	32,511	168,961
Net increase (decrease) in net assets resulting from operations	$5,886	$32,265	$166,956

(1)	Amount is less than $500 (not in thousands).
(2)	See Note 3D in Notes to Financial Statements.
See Notes to Financial Statements
20

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS
($ reported in thousands)
	Ceredex Large-Cap Value Equity Fund		Ceredex Mid-Cap Value Equity Fund
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 5,603	$ 8,565	$ 6,869	$ 21,912
Net realized gain (loss)	(1,866)	44,688	1,600	(134,426)
Net increase from payment by affiliate	—	1	—	—
Net change in unrealized appreciation (depreciation)	39,824	(218,055)	75,911	(399,599)
Increase (decrease) in net assets resulting from operations	43,561	(164,801)	84,380	(512,113)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(870)	(15,377)	—	(14,235)
Class C	(18)	(248)	—	(1,078)
Class I	(4,056)	(37,487)	—	(114,953)
Class R6	(1,841)	(30,221)	—	(53,070)
Total dividends and distributions to shareholders	(6,785)	(83,333)	—	(183,336)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(42,142)	(14,369)	(31,719)	(18,022)
Class C	(367)	(172)	(3,743)	(8,179)
Class I	122,836	(187,303)	(136,661)	(329,744)
Class R6	(52,076)	(50,967)	(89,384)	(81,199)
Increase (decrease) in net assets from capital transactions	28,251	(252,811)	(261,507)	(437,144)
Net increase (decrease) in net assets	65,027	(500,945)	(177,127)	(1,132,593)
Net Assets
Beginning of period	736,712	1,237,657	2,557,206	3,689,799
End of Period	$ 801,739	$ 736,712	$ 2,380,079	$ 2,557,206
See Notes to Financial Statements
21

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Ceredex Small-Cap Value Equity Fund		SGA International Growth Fund
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 1,351	$ 2,668	$ 122	$ —(1)
Net realized gain (loss)	24,705	41,219	(442)	(315)
Net change in unrealized appreciation (depreciation)	(13,169)	(90,633)	6,206	(8,533)
Increase (decrease) in net assets resulting from operations	12,887	(46,746)	5,886	(8,848)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(672)	(6,327)	(10)	(288)
Class C	(17)	(172)	—	—
Class I	(2,754)	(30,663)	(55)	(1,582)
Class R6	(957)	(12,393)	(5)	(88)
Total dividends and distributions to shareholders	(4,400)	(49,555)	(70)	(1,958)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(1,556)	(11,004)	(672)	1,954
Class C	(64)	(59)	—	—
Class I	(35,318)	(67,325)	12,793	(2,533)
Class R6	(18,400)	(40,203)	561	1,061
Increase (decrease) in net assets from capital transactions	(55,338)	(118,591)	12,682	482
Net increase (decrease) in net assets	(46,851)	(214,892)	18,498	(10,324)
Net Assets
Beginning of period	250,964	465,856	38,356	48,680
End of Period	$ 204,113	$ 250,964	$ 56,854	$ 38,356

(1)	Amount is less than $500 (not in thousands).
See Notes to Financial Statements
22

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Silvant Large-Cap Growth Stock Fund		Zevenbergen Innovative Growth Stock Fund
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ (246)	$ (672)	$ (2,005)	$ (5,614)
Net realized gain (loss)	3,925	3,858	(4,953)	(140,274)
Net change in unrealized appreciation (depreciation)	28,586	(43,005)	173,914	(379,327)
Increase (decrease) in net assets resulting from operations	32,265	(39,819)	166,956	(525,215)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(299)	(5,948)	—	(4,445)
Class I	(56)	(385)	—	(10,257)
Class R6	(—) (1)	(31)	—	(392)
Total dividends and distributions to shareholders	(355)	(6,364)	—	(15,094)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(4,084)	(1,864)	(3,865)	(39,798)
Class I	20,161	(1,116)	28,695	(211,843)
Class R6	76	(1,522)	745	2,965
Increase (decrease) in net assets from capital transactions	16,153	(4,502)	25,575	(248,676)
Net increase (decrease) in net assets	48,063	(50,685)	192,531	(788,985)
Net Assets
Beginning of period	88,436	139,121	317,986	1,106,971
End of Period	$ 136,499	$ 88,436	$ 510,517	$ 317,986

(1)	Amount is less than $500 (not in thousands).
See Notes to Financial Statements
23

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payments from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)

Ceredex Large-Cap Value Equity Fund
Class A
1/1/23 to 6/30/23(6)	$ 9.62	0.05	0.44	0.49	—	(0.09)	(0.09)	—	0.40	$10.02	5.07%	$ 101,965	1.24%	1.28%	1.10%	75%
1/1/22 to 12/31/22	12.54	0.07	(1.90)	(1.83)	(0.11)	(0.98)	(1.09)	— (7)	(2.92)	9.62	(14.34)	138,781	1.26 (8)	1.28	0.64	146
1/1/21 to 12/31/21	13.29	0.08	3.15	3.23	(0.10)	(3.88)	(3.98)	—	(0.75)	12.54	25.24	195,762	1.24 (9)(10)	1.24	0.55	159
1/1/20 to 12/31/20	13.70	0.13	0.21	0.34	(0.14)	(0.61)	(0.75)	—	(0.41)	13.29	3.47	185,257	1.24	1.27	1.07	193
1/1/19 to 12/31/19	11.21	0.13	3.30	3.43	(0.17)	(0.77)	(0.94)	—	2.49	13.70	30.56	206,528	1.24	1.29	1.04	118
1/1/18 to 12/31/18	16.20	0.18	(1.81)	(1.63)	(0.24)	(3.12)	(3.36)	—	(4.99)	11.21	(10.63)	223,853	1.24	1.27	1.16	128
Class C
1/1/23 to 6/30/23(6)	$ 9.14	0.03	0.41	0.44	—	(0.09)	(0.09)	—	0.35	$ 9.49	4.78%	$ 1,989	1.72%	1.98%	0.61%	75%
1/1/22 to 12/31/22	11.95	0.02	(1.80)	(1.78)	(0.05)	(0.98)	(1.03)	— (7)	(2.81)	9.14	(14.64)	2,277	1.73 (8)	1.96	0.16	146
1/1/21 to 12/31/21	12.82	0.01	3.02	3.03	(0.02)	(3.88)	(3.90)	—	(0.87)	11.95	24.57	3,294	1.72	1.92	0.06	159
1/1/20 to 12/31/20	13.26	0.07	0.19	0.26	(0.09)	(0.61)	(0.70)	—	(0.44)	12.82	2.98	4,486	1.72	1.94	0.61	193
1/1/19 to 12/31/19	10.86	0.06	3.20	3.26	(0.09)	(0.77)	(0.86)	—	2.40	13.26	30.00	5,531	1.72	1.94	0.51	118
1/1/18 to 12/31/18	15.78	0.11	(1.77)	(1.66)	(0.14)	(3.12)	(3.26)	—	(4.92)	10.86	(11.09)	14,625	1.72	1.92	0.69	128
Class I
1/1/23 to 6/30/23(6)	$ 9.86	0.07	0.45	0.52	—	(0.09)	(0.09)	—	0.43	$10.29	5.25%	$ 471,325	0.97%	1.03%	1.46%	75%
1/1/22 to 12/31/22	12.79	0.10	(1.93)	(1.83)	(0.12)	(0.98)	(1.10)	— (7)	(2.93)	9.86	(14.07)	327,199	0.98 (8)	1.08	0.88	146
1/1/21 to 12/31/21	13.50	0.12	3.20	3.32	(0.15)	(3.88)	(4.03)	—	(0.71)	12.79	25.48	632,220	0.97	1.00	0.82	159
1/1/20 to 12/31/20	13.88	0.16	0.22	0.38	(0.15)	(0.61)	(0.76)	—	(0.38)	13.50	3.76	594,834	0.97	1.03	1.33	193
1/1/19 to 12/31/19	11.34	0.17	3.34	3.51	(0.20)	(0.77)	(0.97)	—	2.54	13.88	30.94	668,846	0.97	1.04	1.30	118
1/1/18 to 12/31/18	16.35	0.23	(1.84)	(1.61)	(0.28)	(3.12)	(3.40)	—	(5.01)	11.34	(10.39)	799,262	0.97	1.02	1.43	128
Class R6
1/1/23 to 6/30/23(6)	$ 9.99	0.08	0.45	0.53	—	(0.09)	(0.09)	—	0.44	$10.43	5.28%	$ 226,460	0.72%	0.87%	1.62%	75%
1/1/22 to 12/31/22	12.96	0.13	(1.96)	(1.83)	(0.16)	(0.98)	(1.14)	— (7)	(2.97)	9.99	(13.85)	268,455	0.73 (8)	0.87	1.14	146
1/1/21 to 12/31/21	13.61	0.16	3.23	3.39	(0.16)	(3.88)	(4.04)	—	(0.65)	12.96	25.85	406,381	0.72	0.83	1.05	159
1/1/20 to 12/31/20	13.96	0.19	0.23	0.42	(0.16)	(0.61)	(0.77)	—	(0.35)	13.61	4.03	511,344	0.72	0.86	1.57	193
1/1/19 to 12/31/19	11.39	0.21	3.36	3.57	(0.23)	(0.77)	(1.00)	—	2.57	13.96	31.33	404,305	0.72	0.85	1.55	118
1/1/18 to 12/31/18	16.41	0.27	(1.85)	(1.58)	(0.32)	(3.12)	(3.44)	—	(5.02)	11.39	(10.22)	272,596	0.72	0.83	1.69	128

Ceredex Mid-Cap Value Equity Fund
Class A
1/1/23 to 6/30/23(6)	$10.51	0.01	0.36	0.37	—	—	—	—	0.37	$10.88	3.52%	$ 182,874	1.28% (10)	1.28%	0.24%	77%
1/1/22 to 12/31/22	13.14	0.05	(1.98)	(1.93)	(0.07)	(0.63)	(0.70)	—	(2.63)	10.51	(14.22)	208,364	1.29 (8)(10)	1.29	0.45	166
1/1/21 to 12/31/21	12.15	0.01	3.42	3.43	—	(2.44)	(2.44)	—	0.99	13.14	28.73	280,185	1.28 (10)	1.28	0.05	157
1/1/20 to 12/31/20	12.69	0.07	(0.31)	(0.24)	(0.09)	(0.21)	(0.30)	—	(0.54)	12.15	(1.52)	282,186	1.31 (10)	1.31	0.66	179
1/1/19 to 12/31/19	10.11	0.09	3.21	3.30	(0.10)	(0.62)	(0.72)	—	2.58	12.69	32.63	362,322	1.34 (9)(10)	1.30	0.73	121
1/1/18 to 12/31/18	12.50	0.07	(1.02)	(0.95)	(0.09)	(1.35)	(1.44)	—	(2.39)	10.11	(8.08)	271,620	1.38 (9)	1.31	0.55	109
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
24

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payments from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)
Ceredex Mid-Cap Value Equity Fund (Continued)
Class C
1/1/23 to 6/30/23(6)	$10.08	(0.01)	0.34	0.33	—	—	—	—	0.33	$10.41	3.27%	$ 10,352	1.76%	1.95%	(0.22) %	77%
1/1/22 to 12/31/22	12.63	(0.01)	(1.89)	(1.90)	(0.02)	(0.63)	(0.65)	—	(2.55)	10.08	(14.62)	13,743	1.80 (8)	2.01	(0.12)	166
1/1/21 to 12/31/21	11.82	(0.06)	3.31	3.25	—	(2.44)	(2.44)	—	0.81	12.63	28.01	26,690	1.79	1.97	(0.46)	157
1/1/20 to 12/31/20	12.36	0.02	(0.30)	(0.28)	(0.05)	(0.21)	(0.26)	—	(0.54)	11.82	(1.88)	31,476	1.79	1.98	0.20	179
1/1/19 to 12/31/19	9.84	0.03	3.13	3.16	(0.02)	(0.62)	(0.64)	—	2.52	12.36	32.08	45,867	1.79	1.95	0.26	121
1/1/18 to 12/31/18	12.18	0.02	(1.00)	(0.98)	(0.01)	(1.35)	(1.36)	—	(2.34)	9.84	(8.53)	53,419	1.79	1.97	0.17	109
Class I
1/1/23 to 6/30/23(6)	$10.76	0.03	0.36	0.39	—	—	—	—	0.39	$11.15	3.62%	$1,525,029	1.02% (10)	1.02%	0.53%	77%
1/1/22 to 12/31/22	13.41	0.08	(2.01)	(1.93)	(0.09)	(0.63)	(0.72)	—	(2.65)	10.76	(13.92)	1,608,611	1.02 (8)(10)	1.02	0.70	166
1/1/21 to 12/31/21	12.37	0.05	3.48	3.53	(0.05)	(2.44)	(2.49)	—	1.04	13.41	28.99	2,383,753	1.00 (10)	1.00	0.34	157
1/1/20 to 12/31/20	12.89	0.10	(0.31)	(0.21)	(0.10)	(0.21)	(0.31)	—	(0.52)	12.37	(1.20)	2,135,663	1.04 (10)	1.04	0.92	179
1/1/19 to 12/31/19	10.25	0.13	3.26	3.39	(0.13)	(0.62)	(0.75)	—	2.64	12.89	33.08	2,469,800	1.04 (10)	1.04	1.04	121
1/1/18 to 12/31/18	12.66	0.12	(1.05)	(0.93)	(0.13)	(1.35)	(1.48)	—	(2.41)	10.25	(7.83)	1,775,643	1.01 (10)	1.01	0.92	109
Class R6
1/1/23 to 6/30/23(6)	$10.81	0.04	0.37	0.41	—	—	—	—	0.41	$11.22	3.79%	$ 661,824	0.79%	0.87%	0.75%	77%
1/1/22 to 12/31/22	13.48	0.11	(2.03)	(1.92)	(0.12)	(0.63)	(0.75)	—	(2.67)	10.81	(13.76)	726,488	0.80 (8)	0.88	0.94	166
1/1/21 to 12/31/21	12.42	0.08	3.50	3.58	(0.08)	(2.44)	(2.52)	—	1.06	13.48	29.34	999,171	0.79	0.85	0.54	157
1/1/20 to 12/31/20	12.92	0.13	(0.31)	(0.18)	(0.11)	(0.21)	(0.32)	—	(0.50)	12.42	(0.97)	773,153	0.79	0.88	1.16	179
1/1/19 to 12/31/19	10.27	0.16	3.26	3.42	(0.15)	(0.62)	(0.77)	—	2.65	12.92	33.31	820,153	0.79	0.87	1.28	121
1/1/18 to 12/31/18	12.67	0.15	(1.05)	(0.90)	(0.15)	(1.35)	(1.50)	—	(2.40)	10.27	(7.58)	411,922	0.79	0.87	1.17	109

Ceredex Small-Cap Value Equity Fund
Class A
1/1/23 to 6/30/23(6)	$ 7.15	0.03	0.36	0.39	—	(0.17)	(0.17)	—	0.22	$ 7.37	5.58%	$ 29,055	1.46%	1.47%	0.92%	48%
1/1/22 to 12/31/22	9.88	0.05	(1.11)	(1.06)	(0.06)	(1.61)	(1.67)	—	(2.73)	7.15	(10.31)	29,680	1.47 (8)	1.50	0.52	73
1/1/21 to 12/31/21	9.31	0.04	2.41	2.45	(0.09)	(1.79)	(1.88)	—	0.57	9.88	26.91	53,388	1.45 (11)	1.46	0.39	69
1/1/20 to 12/31/20	9.38	0.02	0.02	0.04	(0.03)	(0.08)	(0.11)	—	(0.07)	9.31	0.62	54,984	1.48 (10)	1.48	0.29	69
1/1/19 to 12/31/19	8.45	0.09	1.37	1.46	(0.14)	(0.39)	(0.53)	—	0.93	9.38	17.21	70,847	1.47 (10)	1.47	0.99	42
1/1/18 to 12/31/18	11.53	0.08	(1.51)	(1.43)	(0.15)	(1.50)	(1.65)	—	(3.08)	8.45	(12.70)	69,223	1.46 (10)	1.46	0.68	44
Class C
1/1/23 to 6/30/23(6)	$ 5.75	0.02	0.29	0.31	—	(0.17)	(0.17)	—	0.14	$ 5.89	5.56%	$ 596	1.81%	2.15%	0.57%	48%
1/1/22 to 12/31/22	8.38	0.01	(0.94)	(0.93)	(0.09)	(1.61)	(1.70)	—	(2.63)	5.75	(10.67)	646	1.83 (8)	2.28	0.19	73
1/1/21 to 12/31/21	8.11	0.01	2.08	2.09	(0.03)	(1.79)	(1.82)	—	0.27	8.38	26.42	987	1.84 (11)	2.20	0.06	69
1/1/20 to 12/31/20	8.19	(0.01)	0.01	—	—	(0.08)	(0.08)	—	(0.08)	8.11	0.23	2,410	1.90 (11)	2.19	(0.19)	69
1/1/19 to 12/31/19	7.41	0.05	1.19	1.24	(0.07)	(0.39)	(0.46)	—	0.78	8.19	16.66	5,457	1.90	2.14	0.61	42
1/1/18 to 12/31/18	10.31	0.02	(1.34)	(1.32)	(0.08)	(1.50)	(1.58)	—	(2.90)	7.41	(13.07)	14,473	1.90	2.09	0.23	44
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
25

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payments from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)
Ceredex Small-Cap Value Equity Fund (Continued)
Class I
1/1/23 to 6/30/23(6)	$ 7.66	0.05	0.39	0.44	—	(0.17)	(0.17)	—	0.27	$ 7.93	5.86%	$ 129,598	1.15%	1.23%	1.21%	48%
1/1/22 to 12/31/22	10.48	0.08	(1.18)	(1.10)	(0.11)	(1.61)	(1.72)	—	(2.82)	7.66	(10.09)	159,199	1.17 (8)	1.25	0.83	73
1/1/21 to 12/31/21	9.77	0.08	2.53	2.61	(0.11)	(1.79)	(1.90)	—	0.71	10.48	27.20	282,308	1.18 (11)	1.20	0.68	69
1/1/20 to 12/31/20	9.83	0.04	0.03	0.07	(0.05)	(0.08)	(0.13)	—	(0.06)	9.77	0.91	332,391	1.21 (11)	1.21	0.55	69
1/1/19 to 12/31/19	8.83	0.13	1.42	1.55	(0.16)	(0.39)	(0.55)	—	1.00	9.83	17.58	460,284	1.20 (10)	1.20	1.26	42
1/1/18 to 12/31/18	11.98	0.12	(1.58)	(1.46)	(0.19)	(1.50)	(1.69)	—	(3.15)	8.83	(12.50)	474,591	1.18 (10)	1.18	0.99	44
Class R6
1/1/23 to 6/30/23(6)	$ 7.69	0.06	0.39	0.45	—	(0.17)	(0.17)	—	0.28	$ 7.97	5.97%	$ 44,864	0.88%	1.06%	1.49%	48%
1/1/22 to 12/31/22	10.48	0.10	(1.17)	(1.07)	(0.11)	(1.61)	(1.72)	—	(2.79)	7.69	(9.79)	61,439	0.89 (8)	1.06	1.06	73
1/1/21 to 12/31/21	9.79	0.11	2.54	2.65	(0.17)	(1.79)	(1.96)	—	0.69	10.48	27.61	129,173	0.88	1.03	0.94	69
1/1/20 to 12/31/20	9.84	0.10	— (7)	0.10	(0.07)	(0.08)	(0.15)	—	(0.05)	9.79	1.19	89,961	0.88	1.05	1.19	69
2/26/19 (12) to 12/31/19	10.04	0.15	0.22	0.37	(0.18)	(0.39)	(0.57)	—	(0.20)	9.84	3.69	16,798	0.88	1.04	1.83	42 (13)

SGA International Growth Fund
Class A
1/1/23 to 6/30/23(6)	$ 8.05	0.01	1.09	1.10	—	(0.01)	(0.01)	—	1.09	$ 9.14	13.69%	$ 7,846	1.32%	1.56%	0.22%	7%
1/1/22 to 12/31/22	10.45	(0.02)	(1.94)	(1.96)	—	(0.44)	(0.44)	—	(2.40)	8.05	(18.42)	7,530	1.33 (8)	1.62	(0.20)	36
1/1/21 to 12/31/21	10.42	(0.04)	0.90	0.86	—	(0.83)	(0.83)	—	0.03	10.45	8.36	7,129	1.32	1.55	(0.39)	44
1/1/20 to 12/31/20	10.50	(0.03)	2.02	1.99	—	(2.07)	(2.07)	—	(0.08)	10.42	22.86	6,917	1.41 (8)(11)	1.60	(0.36)	53
1/1/19 to 12/31/19	10.95	(0.02)	2.92	2.90	—	(3.35)	(3.35)	—	(0.45)	10.50	28.28	6,376	1.46 (8)(11)(14)	1.52	(0.20)	147 (15)
1/1/18 to 12/31/18	11.90	— (7)	(0.94)	(0.94)	(0.01)	—	(0.01)	—	(0.95)	10.95	(7.90)	22,233	1.42	1.44	0.03	37
Class I
1/1/23 to 6/30/23(6)	$ 8.36	0.03	1.12	1.15	—	(0.01)	(0.01)	—	1.14	$ 9.50	13.78%	$ 45,386	1.07%	1.31%	0.59%	7%
1/1/22 to 12/31/22	10.80	— (7)	(2.00)	(2.00)	—	(0.44)	(0.44)	—	(2.44)	8.36	(18.19)	28,164	1.08 (8)	1.37	0.03	36
1/1/21 to 12/31/21	10.72	(0.02)	0.93	0.91	—	(0.83)	(0.83)	—	0.08	10.80	8.59	39,493	1.07	1.29	(0.14)	44
1/1/20 to 12/31/20	10.71	(0.01)	2.09	2.08	—	(2.07)	(2.07)	—	0.01	10.72	23.28	40,249	1.16 (8)(11)	1.35	(0.13)	53
1/1/19 to 12/31/19	11.13	— (7)	2.97	2.97	(0.04)	(3.35)	(3.39)	—	(0.42)	10.71	28.49	35,641	1.25 (8)(11)(14)	1.30	0.01	147 (15)
1/1/18 to 12/31/18	12.09	0.03	(0.96)	(0.93)	(0.03)	—	(0.03)	—	(0.96)	11.13	(7.69)	67,543	1.20 (9)	1.19	0.28	37
Class R6
1/1/23 to 6/30/23(6)	$ 8.42	0.03	1.14	1.17	—	(0.01)	(0.01)	—	1.16	$ 9.58	13.92%	$ 3,622	0.95%	1.20%	0.64%	7%
1/1/22 to 12/31/22	10.87	0.01	(2.02)	(2.01)	—	(0.44)	(0.44)	—	(2.45)	8.42	(18.17)	2,662	0.97 (8)	1.26	0.16	36
1/1/21 to 12/31/21	10.77	— (7)	0.93	0.93	—	(0.83)	(0.83)	—	0.10	10.87	8.74	2,058	0.95	1.19	(0.03)	44
1/1/20 to 12/31/20	10.74	— (7)	2.10	2.10	—	(2.07)	(2.07)	—	0.03	10.77	23.41	831	1.07 (8)(11)	1.25	0.05	53
1/1/19 to 12/31/19	11.15	— (7)	2.99	2.99	(0.05)	(3.35)	(3.40)	—	(0.41)	10.74	28.59	48	1.16 (8)(11)(14)	1.25	(0.02)	147 (15)
1/1/18 to 12/31/18(16)	12.11	0.05	(0.97)	(0.92)	(0.04)	—	(0.04)	—	(0.96)	11.15	(7.63)	48	1.10	1.11	0.43	37
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
26

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payments from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)

Silvant Large-Cap Growth Stock Fund
Class A
1/1/23 to 6/30/23(6)	$ 4.67	(0.01)	1.65	1.64	—	(0.02)	(0.02)	—	1.62	$ 6.29	35.09%	$ 102,852	1.24% (8)	1.26%	(0.50) %	9%
1/1/22 to 12/31/22	7.12	(0.04)	(2.05)	(2.09)	—	(0.36)	(0.36)	—	(2.45)	4.67	(29.42)	79,935	1.24 (8)	1.27	(0.66)	3
1/1/21 to 12/31/21	6.50	(0.05)	1.55	1.50	—	(0.88)	(0.88)	—	0.62	7.12	23.74	123,191	1.23	1.24	(0.75)	5
1/1/20 to 12/31/20	5.37	(0.03)	1.91	1.88	—	(0.75)	(0.75)	—	1.13	6.50	35.90	110,884	1.23	1.27	(0.49)	13
1/1/19 to 12/31/19	4.60	(0.01)	1.55	1.54	—	(0.77)	(0.77)	—	0.77	5.37	33.95	92,556	1.23	1.26	(0.25)	15
1/1/18 to 12/31/18	5.49	(0.02)	0.03	0.01	—	(0.90)	(0.90)	—	(0.89)	4.60	(0.83)	45,779	1.23	1.60	(0.29)	11
Class I
1/1/23 to 6/30/23(6)	$ 8.01	(0.01)	2.83	2.82	—	(0.02)	(0.02)	—	2.80	$10.81	35.19%	$ 33,419	0.98% (8)	1.06%	(0.25) %	9%
1/1/22 to 12/31/22	11.82	(0.04)	(3.41)	(3.45)	—	(0.36)	(0.36)	—	(3.81)	8.01	(29.23)	8,399	0.98 (8)	1.08	(0.41)	3
1/1/21 to 12/31/21	10.28	(0.05)	2.47	2.42	—	(0.88)	(0.88)	—	1.54	11.82	23.97	13,693	0.97	1.06	(0.48)	5
1/1/20 to 12/31/20	8.12	(0.02)	2.93	2.91	—	(0.75)	(0.75)	—	2.16	10.28	36.43	15,093	0.97	1.09	(0.23)	13
1/1/19 to 12/31/19	6.63	— (7)	2.26	2.26	—	(0.77)	(0.77)	—	1.49	8.12	34.41	15,720	0.97	1.12	0.01	15
1/1/18 to 12/31/18	7.53	— (7)	— (7)	—	—	(0.90)	(0.90)	—	(0.90)	6.63	(0.75)	19,234	0.97	1.10	(0.02)	11
Class R6
1/1/23 to 6/30/23(6)	$ 8.14	(0.01)	2.88	2.87	—	(0.02)	(0.02)	—	2.85	$10.99	35.24%	$ 228	0.91% (8)	0.96%	(0.17) %	9%
1/1/22 to 12/31/22	11.98	(0.03)	(3.45)	(3.48)	—	(0.36)	(0.36)	—	(3.84)	8.14	(29.08)	102	0.91 (8)	0.94	(0.35)	3
1/1/21 to 12/31/21	10.40	(0.05)	2.51	2.46	—	(0.88)	(0.88)	—	1.58	11.98	24.08	2,237	0.90	0.91	(0.42)	5
1/1/20 to 12/31/20	8.21	(0.01)	2.95	2.94	—	(0.75)	(0.75)	—	2.19	10.40	36.39	348	0.90	0.96	(0.16)	13
1/1/19 to 12/31/19	6.69	0.01	2.28	2.29	—	(0.77)	(0.77)	—	1.52	8.21	34.57	165	0.90	0.98	0.08	15
1/1/18 to 12/31/18	7.59	— (7)	— (7)	—	—	(0.90)	(0.90)	—	(0.90)	6.69	(0.73)	110	0.90	0.95	0.03	11

Zevenbergen Innovative Growth Stock Fund
Class A
1/1/23 to 6/30/23(6)	$23.96	(0.17)	12.48	12.31	—	—	—	—	12.31	$36.27	51.38%	$ 127,860	1.25%	1.37%	(1.15) %	11%
1/1/22 to 12/31/22	56.07	(0.43)	(30.57)	(31.00)	—	(1.11)	(1.11)	—	(32.11)	23.96	(55.42)	87,437	1.27 (8)	1.40	(1.26)	17
1/1/21 to 12/31/21	62.40	(0.75)	(5.58)	(6.33)	—	—	—	—	(6.33)	56.07	(10.14)	266,661	1.25	1.32	(1.24)	53
1/1/20 to 12/31/20	28.48	(0.55)	34.47	33.92	—	—	—	—	33.92	62.40	119.10	335,809	1.25	1.33	(1.18)	33
1/1/19 to 12/31/19	20.83	(0.32)	7.97	7.65	—	—	—	—	7.65	28.48	36.73	46,655	1.26 (17)	1.41	(1.20)	91
1/1/18 to 12/31/18	19.96	(0.33)	2.57	2.24	—	(1.37)	(1.37)	—	0.87	20.83	10.80	24,902	1.48 (9)(11)	1.47	(1.35)	103
Class I
1/1/23 to 6/30/23(6)	$25.80	(0.15)	13.45	13.30	—	—	—	—	13.30	$39.10	51.55%	$ 368,188	1.00%	1.09%	(0.90) %	11%
1/1/22 to 12/31/22	60.05	(0.37)	(32.77)	(33.14)	—	(1.11)	(1.11)	—	(34.25)	25.80	(55.31)	221,530	1.02 (8)	1.16	(1.01)	17
1/1/21 to 12/31/21	66.67	(0.64)	(5.98)	(6.62)	—	—	—	—	(6.62)	60.05	(9.93)	823,212	1.00	1.05	(0.99)	53
1/1/20 to 12/31/20	30.35	(0.47)	36.79	36.32	—	—	—	—	36.32	66.67	119.67	1,037,368	1.00	1.07	(0.93)	33
1/1/19 to 12/31/19	22.15	(0.26)	8.46	8.20	—	—	—	—	8.20	30.35	37.02	90,136	1.01 (17)	1.15	(0.94)	91
1/1/18 to 12/31/18	21.10	(0.30)	2.72	2.42	—	(1.37)	(1.37)	—	1.05	22.15	11.07	72,404	1.27 (9)(11)	1.23	(1.15)	103
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
27

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payments from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)
Zevenbergen Innovative Growth Stock Fund (Continued)
Class R6
1/1/23 to 6/30/23(6)	$25.86	(0.13)	13.48	13.35	—	—	—	—	13.35	$39.21	51.62%	$ 14,469	0.90%	0.99%	(0.80) %	11%
1/1/22 to 12/31/22	60.12	(0.32)	(32.83)	(33.15)	—	(1.11)	(1.11)	—	(34.26)	25.86	(55.26)	9,019	0.92 (8)	1.01	(0.91)	17
1/1/21 to 12/31/21	66.67	(0.58)	(5.97)	(6.55)	—	—	—	—	(6.55)	60.12	(9.82)	17,098	0.90	0.95	(0.90)	53
10/20/20 (12) to 12/31/20	58.00	(0.10)	8.77	8.67	—	—	—	—	8.67	66.67	14.95	115	0.90	1.03	(0.83)	33 (13)

Footnote Legend:
(1)	Calculated using average shares outstanding.
(2)	Not annualized for periods less than one year.
(3)	Sales charges, where applicable, are not reflected in the total return calculation.
(4)	Annualized for periods less than one year.
(5)	The Funds will also indirectly bear their prorated share of expenses of any underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(6)	Unaudited.
(7)	Amount is less than $0.005 per share.
(8)	Net expense ratio includes extraordinary proxy expenses.
(9)	See Note 3D in Notes to Financial Statements for information on recapture of expenses previously reimbursed.
(10)	The share class is currently under its expense limitation.
(11)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(12)	Inception date.
(13)	Portfolio turnover is representative of the Fund for the entire period.
(14)	Ratios of total expenses excluding interest expense on borrowings for the year ended December 31, 2019 were 1.45% (Class A), 1.24% (Class I) and 1.15% (Class R6).
(15)	The Fund’s portfolio turnover rate increased substantially during the year ended December 31, 2019 due to a change in the Fund’s subadviser and associated repositioning.
(16)	From November 9 through November 13, 2018, the Fund’s Class R6 shares did not have any investors, though the net asset value continued to be calculated using another share class adjusted for class expenses.
(17)	Ratios of total expenses excluding interest expense on borrowings for the year ended December 31, 2019 were 1.25% (Class A) and 1.00% (Class I).
See Notes to Financial Statements
28

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2023
Note 1. Organization
Virtus Asset Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of this report, 16 funds of the Trust are offered for sale, of which 6 (each a “Fund” or collectively, the “Funds”) are reported in this semiannual report. Each Fund has a distinct investment objective and each Fund (other than the Virtus Silvant Large-Cap Growth Stock Fund) is diversified. The Virtus Silvant Large-Cap Growth Stock Fund is non-diversified.
The Funds have the following investment objective(s):
Fund	Investment objective(s)
Ceredex Large-Cap Value Equity Fund	Seeking to provide a high level of capital appreciation. As a secondary goal, the Fund also seeks to provide current income.
Ceredex Mid-Cap Value Equity Fund	Seeking to provide capital appreciation. As a secondary goal, the Fund also seeks to provide current income.
Ceredex Small-Cap Value Equity Fund	Seeking to provide capital appreciation. As a secondary goal, the Fund also seeks to provide current income.
SGA International Growth Fund	Seeking to provide long-term capital appreciation.
Silvant Large-Cap Growth Stock Fund	Seeking to provide capital appreciation.
Zevenbergen Innovative Growth Stock Fund	Seeking to provide long-term capital appreciation.
There is no guarantee that a Fund will achieve its objective(s).
All of the Funds offer Class A shares and Class I shares. Class C shares are offered by the Ceredex Large Cap Value Equity Fund, Ceredex Mid-Cap Value Equity Fund and Ceredex Small-Cap Value Equity Fund. Class R6 shares are offered by the Ceredex Large-Cap Value Equity Fund, Ceredex Mid-Cap Value Equity Fund, Ceredex Small-Cap Value Equity Fund, SGA International Growth Fund, Silvant Large-Cap Growth Stock Fund, and Zevenbergen Innovative Growth Stock Fund.
Class A shares of the Funds are sold with a front-end sales charge of up to 5.50% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 18 months. No front-end sales load is applied to purchases of $1,000,000 or more. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class C shares and any reinvested dividends and other distributions paid on such shares, will be automatically converted to Class A shares of the same Fund following a required holding period, which as of March 1, 2021, was eight years. Effective January 1, 2019 to February 28, 2021, with certain exceptions, Class C shares and any reinvested dividends and other distributions paid on such shares, were automatically converted to Class A shares of the same Fund ten years after the purchase date. If an investor intends to purchase greater than $999,999 of Class C shares, and the purchase would qualify for Class A shares with no load, then the purchase will automatically be made into a purchase of Class A shares, thus reducing expenses.
Class I Shares are offered primarily to clients of financial intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting, or similar services; or (ii) have entered into an agreement with the funds’ distributor to offer Class I Shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Class I Shares are also offered to private and institutional clients of, or referred by, the adviser, a subadviser or their affiliates, and to Trustees of the funds and trustees/directors of affiliated open- and closed-end funds, and directors, officers and employees of Virtus and its affiliates. If you are eligible to purchase and do purchase Class I Shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Class I Shares.
Class R6 shares are offered without a minimum initial investment to the following investors in plan level or omnibus accounts only (provided that they do not require or receive any compensation, administrative payments, sub-transfer agency payments or service payments with respect to Class R6 shares): (i) qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer-sponsored 403(b) plans, and defined benefit plans; (ii) banks and trust companies; (iii) insurance companies; (iv) financial intermediaries utilizing such shares in fee-based investment advisory programs; (v) registered investment companies; and (vi) non-qualified deferred compensation plans. Other institutional investors may be permitted to purchase Class R6 shares subject to the applicable Fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement. In addition, without a minimum initial investment requirement, Class R6 shares are available to any Trustee of the Virtus Funds and trustees/directors of affiliated open- and closed-end funds, directors, officers and employees of Virtus and its affiliates, and a spouse or domestic partner, child or minor grandchild of any such qualifying individual (in each case either individually or jointly with other investors), provided in each case that those shares are held directly with the Transfer Agent or in an eligible account. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Funds’ distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares. Class R6 shares are sold without a front-end sales charge or CDSC.
The Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statement of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Less low balance account fees” in each Fund’s Statement of Operations for the period, as applicable.
29

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2023
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other  expenses as designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
($ reported in thousands)
The Trust is an investment company that follows the accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Security Valuation
The Trustees have designated the Investment Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
     •    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
     •    Level 3 – prices determined using significant unobservable inputs (including the Investment Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Investment Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the NYSE (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income and capital gain distributions are recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REITs is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation
30

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2023
(depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
C.	Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Each Fund’s U.S. federal income tax return is generally subject to examination by the Internal Revenue Service for a period of three years after it is filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.
D.	Distributions to Shareholders
Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
E.	Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each Fund and each such other fund, or an alternative allocation method, can be more appropriately used.
In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. For fixed income instruments, the Funds bifurcate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on foreign currency transactions. For equity securities, the Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.	Securities Lending
The Funds may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York Mellon (“BNYM”). Under the securities lending policy, when lending securities a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan bringing the collateral market value in line with the required percent. Due to timing of collateral adjustments, the market value of collateral held with respect to a loaned security, may be more or less than the value of the security on loan.
Collateral may consist of cash and securities issued by the U.S. government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNYM for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by each Fund under a Master Securities Lending Agreement (“MSLA”) which permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.
31

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2023
At June 30, 2023, the securities loaned were subject to a MSLA on a net payment basis as follows:
Fund	Value of Securities on Loan	Cash Collateral Received(1)	Net Amount(2)
Ceredex Mid-Cap Value Equity Fund	$ 16,302	$ 16,302	$ —
SGA International Growth Fund	3,085	3,085	—
(1)	Collateral received in excess of the value of securities on loan is not presented in this table. The cash collateral received in connection with securities lending transactions has been used for the purchase of securities as disclosed in the Fund’s Schedule of Investments.
(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.
The following table reflects a breakdown of investments made from cash collateral received from lending activities and the remaining contractual maturity of those transactions as of June 30, 2023 for the Funds:
Fund	Investment of Cash Collateral	Overnight and Continuous
Ceredex Mid-Cap Value Equity Fund	Money Market Mutual Fund	$16,429
SGA International Growth Fund	Money Market Mutual Fund	3,094
Note 3. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Investment Adviser
Virtus Fund Advisers, LLC (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadvisers.
As compensation for its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets of each Fund:

First $500 Million
Ceredex Large-Cap Value Equity Fund	0.70%
Ceredex Mid-Cap Value Equity Fund	0.75
Ceredex Small-Cap Value Equity Fund	0.85
SGA International Growth Fund	0.85
Silvant Large-Cap Growth Stock Fund	0.70
Zevenbergen Innovative Growth Stock Fund	0.80
The above fees are also subject to breakpoint discounts at the following asset levels for each Fund:
        First $500 million = none — no discount from full fee
        Next $500 million = 5% discount from full fee
        Next $4 billion = 10% discount from full fee
        Over $5 billion = 15% discount from full fee
B.	Subadvisers
The subadvisers manage the investments of each Fund for which they are paid a fee by the Adviser. A list of the subadvisers and the Funds they serve as of the end of the six months is as follows:

Fund	Subadviser
Ceredex Large-Cap Value Equity Fund	Ceredex (1)
Ceredex Mid-Cap Value Equity Fund	Ceredex (1)
Ceredex Small-Cap Value Equity Fund	Ceredex (1)
SGA International Growth Fund	SGA (2)
Silvant Large-Cap Growth Stock Fund	Silvant (3)
Zevenbergen Innovative Growth Stock Fund	Zevenbergen (4)
32

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2023
(1)	Ceredex Value Advisors LLC (“Ceredex”), an indirect, wholly-owned subsidiary of Virtus.
(2)	Sustainable Growth Advisers, LP (“SGA”), an indirect, majority-owned subsidiary of Virtus.
(3)	Silvant Capital Management LLC (“Silvant”), an indirect, wholly-owned subsidiary of Virtus.
(4)	Zevenbergen Capital Investments LLC (“Zevenbergen”), a minority-owned affiliate of Virtus.
C.	Expense Limitations
The Adviser has contractually agreed to limit each Fund’s annual total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through April 30, 2024. Following the contractual period, the Adviser may discontinue these expense limitation arrangements at any time. The waivers and reimbursements are accrued daily and received monthly.

Fund	Class A	Class C	Class I	Class R6
Ceredex Large-Cap Value Equity Fund	1.24%	1.72%	0.97%	0.72%
Ceredex Mid-Cap Value Equity Fund	1.35 (1)	1.76 (1)	1.05 (1)	0.79
Ceredex Small-Cap Value Equity Fund	1.46	1.81	1.15	0.88
SGA International Growth Fund	1.32	N/A	1.07	0.95
Silvant Large-Cap Growth Stock Fund	1.23	N/A	0.97	0.90
Zevenbergen Innovative Growth Stock Fund	1.25	N/A	1.00	0.90
(1)	Effective January 1, 2023. For the period January 1, 2022 through December 31, 2022, the expense caps were as follows for Class A shares, Class C shares, and Class I shares, respectively: 1.38%, 1.79%, and 1.08%.
The exclusions include front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.
D.	Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the six months ending June 30:

	Expiration
Fund	2023	2024	2025	2026	Total
Ceredex Large-Cap Value Equity Fund
Class A	$ 30	$ 22	$ 52	$ 24	$ 128
Class C	5	8	6	3	22
Class I	145	205	410	128	888
Class R6	256	570	444	183	1,453
Ceredex Mid-Cap Value Equity Fund
Class C	31	50	39	11	131
Class R6	305	568	587	282	1,742
Ceredex Small-Cap Value Equity Fund
Class A	—	1	15	1	17
Class C	4	5	4	1	14
Class I	—	52	157	53	262
Class R6	42	170	153	48	413
SGA International Growth Fund
Class A	5	16	17	9	47
Class I	30	92	89	43	254
Class R6	1	4	6	4	15
Silvant Large-Cap Growth Stock Fund
Class A	16	15	24	10	65
Class I	9	13	9	6	37
Class R6	— (1)	— (1)	1	— (1)	1
Zevenbergen Innovative Growth Stock Fund
Class A	80	226	191	66	563
Class I	205	526	547	145	1,423
Class R6	— (1)	5	11	5	21

33

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2023
During the six months ended June 30, 2023, the Adviser recaptured expenses previously waived for the following Fund:

Fund	Class A
Ceredex Small-Cap Value Equity Fund	$1

(1)	Amount is less than $500 (not in thousands).
E.	Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the six months ended June 30, 2023, it retained net commissions of $17 for Class A shares and CDSC of $—(1) and $—(1) for Class A shares and Class C shares, respectively.
In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates of 0.25% for Class A shares and 1.00% for Class C shares. Class I shares and Class R6 shares are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Funds may be exchanged for shares of the same class of certain other Virtus Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
(1) Amount is less than $500 (not in thousands).
F.	Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.
For the six months ended June 30, 2023, the Funds incurred administration fees totaling $1,892 which are included in the Statements of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
For the six months ended June 30, 2023, the Funds incurred transfer agent fees totaling $847 which are included in the Statements of Operations within the line item “Transfer agent fees and expenses.” The fees are calculated daily and paid monthly.
G.	Investments with Affiliates
The Funds are permitted to purchase assets from or sell assets to certain related affiliates under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.
During the six months ended June 30, 2023, the Funds did not engage in any transactions pursuant to Rule 17a-7 under the 1940 Act.
H.	Trustee Deferred Compensation Plan
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statements of Assets and Liabilities at June 30, 2023.
Note 4. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. government and agency securities and short-term securities) during the six months ended June 30, 2023, were as follows:
	Purchases	Sales
Ceredex Large-Cap Value Equity Fund	$ 602,035	$ 579,584
Ceredex Mid-Cap Value Equity Fund	1,862,549	2,127,246
Ceredex Small-Cap Value Equity Fund	102,887	166,613
SGA International Growth Fund	15,915	2,880
Silvant Large-Cap Growth Stock Fund	24,235	9,639
Zevenbergen Innovative Growth Stock Fund	58,364	46,843
There were no purchases or sales of long-term U.S. government and agency securities during the six months ended June 30, 2023.
Note 5. Capital Share Transactions
(reported in thousands)
Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:
34

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2023
	Ceredex Large-Cap Value Equity Fund				Ceredex Mid-Cap Value Equity Fund
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022		Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	561	$ 5,460	1,797	$ 19,789	1,120	$ 11,829	2,835	$ 32,050
Reinvestment of distributions	82	802	1,484	14,286	—	—	1,322	12,940
Shares repurchased and cross class conversions	(4,890)	(48,404)	(4,477)	(48,444)	(4,134)	(43,548)	(5,669)	(63,012)
Net Increase / (Decrease)	(4,247)	$ (42,142)	(1,196)	$ (14,369)	(3,014)	$ (31,719)	(1,512)	$ (18,022)
Class C
Shares sold and cross class conversions	19	$ 182	118	$ 1,258	22	$ 225	87	$ 937
Reinvestment of distributions	2	17	26	237	—	—	110	1,027
Shares repurchased and cross class conversions	(61)	(566)	(170)	(1,667)	(391)	(3,968)	(947)	(10,143)
Net Increase / (Decrease)	(40)	$ (367)	(26)	$ (172)	(369)	$ (3,743)	(750)	$ (8,179)
Class I
Shares sold and cross class conversions	27,559	$ 275,015	5,105	$ 57,269	8,780	$ 95,042	16,675	$ 191,609
Reinvestment of distributions	401	4,031	3,772	37,194	—	—	11,267	113,159
Shares repurchased and cross class conversions	(15,321)	(156,210)	(25,125)	(281,766)	(21,534)	(231,703)	(56,157)	(634,512)
Net Increase / (Decrease)	12,639	$ 122,836	(16,248)	$ (187,303)	(12,754)	$ (136,661)	(28,215)	$ (329,744)
Class R6
Shares sold and cross class conversions	1,410	$ 14,336	4,210	$ 49,227	5,177	$ 56,657	11,130	$ 129,201
Reinvestment of distributions	175	1,782	2,928	29,254	—	—	4,846	49,098
Shares repurchased and cross class conversions	(6,754)	(68,194)	(11,627)	(129,448)	(13,380)	(146,041)	(22,904)	(259,498)
Net Increase / (Decrease)	(5,169)	$ (52,076)	(4,489)	$ (50,967)	(8,203)	$ (89,384)	(6,928)	$ (81,199)

	Ceredex Small-Cap Value Equity Fund				SGA International Growth Fund
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022		Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	176	$ 1,302	336	$ 2,936	99	$ 867	400	$ 3,183
Reinvestment of distributions	94	670	870	6,304	1	10	38	284
Shares repurchased and cross class conversions	(481)	(3,528)	(2,460)	(20,244)	(177)	(1,549)	(185)	(1,513)
Net Increase / (Decrease)	(211)	$ (1,556)	(1,254)	$ (11,004)	(77)	$ (672)	253	$ 1,954
Class C
Shares sold and cross class conversions	7	$ 41	20	$ 132	—	$ —	—	$ —
Reinvestment of distributions	3	18	29	172	—	—	—	—
Shares repurchased and cross class conversions	(21)	(123)	(54)	(363)	—	—	—	—
Net Increase / (Decrease)	(11)	$ (64)	(5)	$ (59)	—	$ —	—	$ —
35

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2023
	Ceredex Small-Cap Value Equity Fund				SGA International Growth Fund
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022		Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Shares sold and cross class conversions	1,137	$ 9,039	1,902	$ 17,703	1,916	$ 17,424	1,955	$ 16,674
Reinvestment of distributions	356	2,743	3,937	30,459	6	55	201	1,564
Shares repurchased and cross class conversions	(5,922)	(47,100)	(12,008)	(115,487)	(516)	(4,686)	(2,443)	(20,771)
Net Increase / (Decrease)	(4,429)	$ (35,318)	(6,169)	$ (67,325)	1,406	$ 12,793	(287)	$ (2,533)
Class R6
Shares sold and cross class conversions	288	$ 2,276	1,962	$ 19,331	77	$ 696	118	$ 989
Reinvestment of distributions	124	956	1,594	12,389	— (1)	4	11	86
Shares repurchased and cross class conversions	(2,770)	(21,632)	(7,893)	(71,923)	(15)	(139)	(2)	(14)
Net Increase / (Decrease)	(2,358)	$ (18,400)	(4,337)	$ (40,203)	62	$ 561	127	$ 1,061

	Silvant Large-Cap Growth Stock Fund				Zevenbergen Innovative Growth Stock Fund
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022		Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	149	$ 834	204	$ 1,112	362	$ 11,277	904	$ 32,355
Reinvestment of distributions	47	294	1,222	5,899	—	—	158	4,061
Shares repurchased and cross class conversions	(954)	(5,212)	(1,620)	(8,875)	(486)	(15,142)	(2,169)	(76,214)
Net Increase / (Decrease)	(758)	$ (4,084)	(194)	$ (1,864)	(124)	$ (3,865)	(1,107)	$ (39,798)
Class I
Shares sold and cross class conversions	2,225	$ 21,891	89	$ 838	2,298	$ 77,681	3,405	$ 122,509
Reinvestment of distributions	5	54	42	342	—	—	349	9,643
Shares repurchased and cross class conversions	(188)	(1,784)	(241)	(2,296)	(1,469)	(48,986)	(8,876)	(343,995)
Net Increase / (Decrease)	2,042	$ 20,161	(110)	$ (1,116)	829	$ 28,695	(5,122)	$ (211,843)
Class R6
Shares sold and cross class conversions	14	$ 133	11	$ 106	86	$ 2,909	260	$ 9,874
Reinvestment of distributions	— (1)	— (2)	4	31	—	—	13	361
Shares repurchased and cross class conversions	(6)	(57)	(189)	(1,659)	(66)	(2,164)	(209)	(7,270)
Net Increase / (Decrease)	8	$ 76	(174)	$ (1,522)	20	$ 745	64	$ 2,965
(1)	Amount is less than 500 shares (not in thousands).
(2)	Amount is less than $500 (not in thousands).

36

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2023
Note 6. 10% Shareholders
As of June 30, 2023, the Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of such Fund as detailed below:
	% of Shares Outstanding	Number of Accounts*
Ceredex Large-Cap Value Equity Fund	47%	2
Ceredex Mid-Cap Value Equity Fund	41	2
Ceredex Small-Cap Value Equity Fund	50	2
SGA International Growth Fund	44	3
Silvant Large-Cap Growth Stock Fund	50	1
Zevenbergen Innovative Growth Stock Fund	18	1
*	None of the accounts are affiliated.
Note 7. Market Risk and Asset Concentration
Local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Fund and its investments, including hampering the ability of each Fund’s portfolio manager(s) to invest each Fund’s assets as intended.
Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. They may also have policies that restrict investment by foreigners, or that prevent foreign investors from withdrawing their money at will.
Certain emerging markets may also face other significant internal or external risks, including the risk of war and civil unrest. Each of these factors can affect the value and liquidity of the assets of a Fund. Failure to generate adequate earnings from foreign trade would make it difficult for an emerging market country to service foreign debt. Disruptions resulting from social and political factors may cause the securities markets of emerging market countries to close. If this were to occur, the liquidity and value of a Fund’s assets invested in corporate debt obligations of emerging market companies would decline.
The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance.
Sanctions threatened or imposed may result in a decline in the value and liquidity of a Fund’s assets. The securities of a Fund may be deemed to have a zero value. A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.
For all these reasons, investments in emerging markets may be considered speculative. To the extent that a Fund invests a significant portion of its assets in a particular emerging market, the Fund will be more vulnerable to financial, economic, political and other developments in that country, and conditions that negatively impact that country will have a greater impact on the Fund as compared with a fund that does not have its holdings concentrated in a particular country.
Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
37

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2023
At June 30, 2023, the following Funds held securities issued by various companies in specific sectors as detailed below:
	Sector	Percentage of Total Investments
Silvant Large-Cap Growth Stock Fund	Information Technology	43%
Zevenbergen Innovative Growth Stock Fund	Information Technology	38
Zevenbergen Innovative Growth Stock Fund	Consumer Discretionary	28
Note 8.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Funds enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Funds and that have not occurred. However, neither the Trust nor the Funds have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 9. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities. At June 30, 2023, the Funds did not hold any securities that were restricted.
Note 10. Redemption Facility
($ reported in thousands)
On September 18, 2017, the Funds and certain other affiliated funds entered into an $150,000 unsecured line of credit (“Credit Agreement”). On June 14, 2021, the Credit Agreement was increased to $250,000. This Credit Agreement, as amended, is with a commercial bank that allows the Funds to borrow cash from the bank to manage large unexpected redemptions and trade fails, up to a limit of one-third or one-fifth, as applicable, of each Fund’s total net assets in accordance with the terms of the agreement. This Credit Agreement had a term of 364 days and was extended to July 7, 2023. Subsequent to the reporting period, the Credit Agreement was renewed for a term of 364 days for a period up to July 6, 2024. Effective March 10, 2022, interest is charged at the higher of the SOFR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. Total commitment fees paid for the six months ended June 30, 2023, are included in the “Interest expense and/or commitment fees” line on the Statements of Operations. The Funds and other affiliated funds that are parties are individually, and not jointly, liable for their particular advances, if any, under the Credit Agreement. The lending bank has the ability to require repayment of outstanding borrowings under this Credit Agreement upon certain circumstances such as an event of default.
The following Funds had outstanding loans during the six months period. The borrowings were valued at cost, which approximates fair value.
Fund	Interest Incurred on Borrowing	Average Borrowing	Weighted Average Interest Rate	Days Outstanding
Ceredex Large-Cap Value Equity Fund	$5	$15,100	5.76%	2
Ceredex Small-Cap Value Equity Fund	3	5,600	5.65	3
Note 11. Federal Income Tax Information
($ reported in thousands)
At June 30, 2023, the approximate aggregate cost basis and the unrealized appreciation (depreciation) of investments and other financial instruments for federal income tax purposes were as follows:
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Ceredex Large-Cap Value Equity Fund	$ 751,360	$ 54,311	$ (17,728)	$ 36,583
Ceredex Mid-Cap Value Equity Fund	2,237,507	169,239	(76,448)	92,791
Ceredex Small-Cap Value Equity Fund	185,796	20,436	(9,570)	10,866
SGA International Growth Fund	48,201	11,485	(1,637)	9,848
Silvant Large-Cap Growth Stock Fund	61,299	80,917	(2,488)	78,429
Zevenbergen Innovative Growth Stock Fund	330,382	194,137	(24,666)	169,471
38

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2023
Certain Funds have capital loss carryforwards available to offset future realized capital gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. For the year ended December 31, 2022, the Funds’ capital loss carryovers were as follows:
Fund	Short-Term	Long-Term
Ceredex Mid-Cap Value Equity Fund	$88,178	$ —
Zevenbergen Innovative Growth Stock Fund	79,444	38,900
Note 12. Regulatory Matters and Litigation
From time to time, the Trust, the Funds, the Adviser and/or the subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 13. New Regulatory Pronouncement
In October 2022, the SEC adopted a rule and form amendments relating to tailored shareholder reports for mutual funds and ETFs; and fee information in investment company advertisements. The rule and form amendments will require mutual funds and ETFs to transmit streamlined shareholder reports that highlight key information to investors. The rule amendments will require that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective in January 2023 and there is an 18-month transition period after the effective date of the amendment with a compliance date of July 2024.
Note 14. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.
39

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (UNAUDITED)
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program (the “Program”) to govern the Funds’ approach to managing liquidity risk, which is the risk that a Fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Program is overseen by the Adviser as the Funds’ Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds. Assessment and management of a Fund’s liquidity risk under the Program take into consideration certain factors, such as the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of Fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
At a meeting of the Board held on May 22-24, 2023, the Board received a report from the Program Administrator addressing the operation and management of the Program for calendar year 2022 (the “Review Period”). The Program Administrator’s report noted that for the Review Period, the Program Administrator believed that the Program was implemented and operated effectively in all material respects and that existing procedures, controls and safeguards were appropriately designed to enable the Program Administrator to administer the Program in compliance with Rule 22e-4. The Program Administrator’s report noted that during the Review Period, there were no events that created liquidity related concerns for the Funds. The Program Administrator’s report further noted that while changes to the Program had been made during the Review Period and reported to the Board, no material changes were made to the Program as a result of the Program Administrator’s annual review.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to a Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in that Fund may be subject.
40

VIRTUS ASSET TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Philip R. McLoughlin, Chairman
George R. Aylward
Donald C. Burke
Deborah A. DeCotis
F. Ford Drummond
Sidney E. Harris
John R. Mallin
Connie D. McDaniel
Geraldine M. McNamara
R. Keith Walton
Brian T. Zino
Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Timothy Branigan, Vice President and Fund Chief Compliance Officer
Jennifer Fromm, Vice President, Chief Legal Officer, Counsel and Secretary
Julia R. Short, Senior Vice President
Richard W. Smirl, Executive Vice President
Investment Adviser
Virtus Fund Advisers, LLC
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286-1048
How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

Important Notice to Shareholders
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 534470
Pittsburgh, PA 15253-4470
For more information about Virtus Funds,
please contact us at 1-800-243-1574, or visit Virtus.com.
8623	08-23

Item 2.	Code of Ethics.

Response not required for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Response not required for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Response not required for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Response not required for semi-annual report.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on an evaluation of those controls and procedures made as of a date within 90 days of the filing date of this report as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Exchange Act.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Asset Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President and Chief Executive Officer
(principal executive officer)

Date 8/31/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President and Chief Executive Officer
(principal executive officer)

Date 8/31/2023

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
(principal financial officer)

Date 8/31/2023

*	Print the name and title of each signing officer under his or her signature.